UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1400

Fidelity Contrafund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Contrafund® Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Facebook, Inc. Class A	7.3
Amazon.com, Inc.	6.6
Berkshire Hathaway, Inc. Class A	4.6
Microsoft Corp.	3.5
Alphabet, Inc. Class A	3.2
UnitedHealth Group, Inc.	2.9
Salesforce.com, Inc.	2.9
Netflix, Inc.	2.9
Alphabet, Inc. Class C	2.8
Visa, Inc. Class A	2.7
39.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	42.1
Consumer Discretionary	16.0
Financials	15.7
Health Care	9.4
Industrials	5.6

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	96.3%
Bonds	0.2%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 6.0%

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 0.7%
Mahindra & Mahindra Ltd.	8,654,702	$113,487
Maruti Suzuki India Ltd.	1,533,074	197,638
Tesla, Inc. (a)(b)	1,580,919	542,176
Toyota Motor Corp.	1,289,300	83,378
		936,679
Diversified Consumer Services - 0.3%
Chegg, Inc. (a)	2,947,847	81,921
Weight Watchers International, Inc. (a)	2,631,844	266,079
		348,000
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	280,511	121,004
Domino's Pizza, Inc.	388,595	109,650
Eldorado Resorts, Inc. (a)	428,015	16,735
Hilton Worldwide Holdings, Inc.	5,799,129	459,059
Las Vegas Sands Corp.	1,097,624	83,815
Marriott International, Inc. Class A	4,987,156	631,374
McDonald's Corp.	4,825,982	756,183
Shake Shack, Inc. Class A (a)	213,701	14,143
U.S. Foods Holding Corp. (a)	1,147,245	43,389
Vail Resorts, Inc.	126,062	34,565
		2,269,917
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	126,247	27,051
Internet & Direct Marketing Retail - 10.1%
Amazon.com, Inc. (a)	5,001,217	8,501,069
Netflix, Inc. (a)	9,522,855	3,727,531
Ocado Group PLC (a)	493,914	6,698
Start Today Co. Ltd.	1,985,000	71,985
The Booking Holdings, Inc. (a)	379,594	769,471
		13,076,754
Leisure Products - 0.0%
Spin Master Corp. (a)(c)	184,440	8,178
Media - 0.7%
Discovery Communications, Inc. Class A (a)	651,645	17,920
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	7,664,091	284,568
Liberty SiriusXM Series C (a)	4,962,101	225,081
Live Nation Entertainment, Inc. (a)	628,114	30,507
Sirius XM Holdings, Inc. (b)	25,839,988	174,937
The Walt Disney Co.	1,232,434	129,171
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	41,234	0
		862,184
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	805,323	58,386
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	546,261	82,229
Home Depot, Inc.	4,973,574	970,344
TJX Companies, Inc.	5,870,751	558,778
Urban Outfitters, Inc. (a)	1,465,179	65,274
		1,676,625
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	1,773,827	387,262
Canada Goose Holdings, Inc. (a)	642,825	37,807
Kering SA	248,234	140,190
lululemon athletica, Inc. (a)	421,125	52,577
LVMH Moet Hennessy - Louis Vuitton SA	229,781	76,292
NIKE, Inc. Class B	3,442,924	274,332
PVH Corp.	294,873	44,148
Ralph Lauren Corp.	99,962	12,567
Tapestry, Inc.	1,666,953	77,863
VF Corp.	1,356,215	110,559
		1,213,597

TOTAL CONSUMER DISCRETIONARY		20,477,371

CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	1,137,743	249,018
Dr. Pepper Snapple Group, Inc.	789,998	96,380
Kweichow Moutai Co. Ltd. (A Shares)	580,700	64,153
Monster Beverage Corp. (a)	1,534,008	87,899
The Coca-Cola Co.	4,079,321	178,919
		676,369
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	2,107,473	440,420
Performance Food Group Co. (a)	1,401,668	51,441
Tesco PLC	6,313,817	21,363
		513,224
Food Products - 0.1%
Post Holdings, Inc. (a)	152,337	13,104
The Simply Good Foods Co.	2,037,486	29,421
		42,525
Household Products - 0.1%
Colgate-Palmolive Co.	2,452,204	158,927
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	8,420,460	1,201,515
Kao Corp.	1,052,800	80,352
L'Oreal SA (a)	226,916	56,046
Shiseido Co. Ltd.	1,216,300	96,654
		1,434,567

TOTAL CONSUMER STAPLES		2,825,612

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Birchcliff Energy Ltd. (g)	21,740,031	79,707
Birchcliff Energy Ltd. (a)(c)(g)	686,127	2,516
BP PLC	23,623,933	179,743
Canadian Natural Resources Ltd.	8,305,046	299,756
Centennial Resource Development, Inc.:
Class A (a)(g)	5,188,000	93,695
Class A (a)(g)	14,800,645	267,300
Class A (a)(e)(g)	2,340,926	42,277
Cheniere Energy, Inc. (a)	996,300	64,949
Chevron Corp.	945,989	119,601
Concho Resources, Inc. (a)	1,716,645	237,498
ConocoPhillips Co.	5,937,368	413,360
Continental Resources, Inc. (a)	4,873,964	315,638
Delek U.S. Holdings, Inc.	34,594	1,736
Diamondback Energy, Inc.	2,773,208	364,871
Encana Corp.	7,640,391	99,787
EOG Resources, Inc.	7,305,958	909,080
Hess Corp.	5,089,016	340,404
Marathon Oil Corp.	444,453	9,271
Occidental Petroleum Corp.	1,027,615	85,991
Phillips 66 Co.	3,289,492	369,443
Pioneer Natural Resources Co.	588,665	111,399
PrairieSky Royalty Ltd. (b)	1,773,599	35,009
Reliance Industries Ltd.	25,378,639	360,495
Suncor Energy, Inc.	2,765,366	112,537
Valero Energy Corp.	2,623,285	290,739
Whiting Petroleum Corp. (a)	273,059	14,396
		5,221,198
FINANCIALS - 15.7%
Banks - 7.7%
Bank Ireland Group PLC	3,225,732	25,182
Bank of America Corp.	78,711,225	2,218,869
Citigroup, Inc.	35,819,095	2,397,014
HDFC Bank Ltd. sponsored ADR	5,575,769	585,567
JPMorgan Chase & Co.	22,928,321	2,389,131
Kotak Mahindra Bank Ltd. (a)	11,135,666	218,444
M&T Bank Corp.	1,497,045	254,722
Metro Bank PLC (a)(b)(g)	5,807,436	248,019
PNC Financial Services Group, Inc.	2,243,974	303,161
Royal Bank of Canada	638,249	48,059
The Toronto-Dominion Bank	2,120,303	122,720
U.S. Bancorp	2,387,428	119,419
Wells Fargo & Co.	19,154,648	1,061,934
		9,992,241
Capital Markets - 2.4%
Bank of New York Mellon Corp.	9,655,644	520,729
BlackRock, Inc. Class A	464,629	231,868
Charles Schwab Corp.	13,971,684	713,953
IntercontinentalExchange, Inc.	1,298,696	95,519
Morgan Stanley	15,647,121	741,674
MSCI, Inc.	1,741,167	288,041
Oaktree Capital Group LLC Class A	2,058,636	83,684
S&P Global, Inc.	1,742,621	355,303
		3,030,771
Consumer Finance - 0.5%
American Express Co.	3,751,889	367,685
Synchrony Financial	8,888,770	296,707
		664,392
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	21,044	5,935,250
Insurance - 0.5%
Admiral Group PLC	4,581,953	115,347
AIA Group Ltd.	6,629,000	57,962
American International Group, Inc.	477,113	25,297
Chubb Ltd.	2,283,711	290,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	176,812	99,076
The Travelers Companies, Inc.	436,222	53,367
		641,126

TOTAL FINANCIALS		20,263,780

HEALTH CARE - 9.0%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	218,800	10,616
Agios Pharmaceuticals, Inc. (a)	1,428,561	120,328
Alnylam Pharmaceuticals, Inc. (a)	237,383	23,380
Amgen, Inc.	679,774	125,479
AnaptysBio, Inc. (a)	284,003	20,176
Arena Pharmaceuticals, Inc. (a)	1,211,940	52,841
Array BioPharma, Inc. (a)	1,737,646	29,158
bluebird bio, Inc. (a)	173,183	27,181
Celgene Corp. (a)	332,508	26,408
CSL Ltd.	70,013	9,980
FibroGen, Inc. (a)	2,250,643	140,890
Genmab A/S (a)	342,699	52,899
Gilead Sciences, Inc.	4,879,243	345,646
Heron Therapeutics, Inc. (a)	634,290	24,642
Insmed, Inc. (a)	964,617	22,813
Intrexon Corp. (a)(b)	3,137,459	43,736
Neurocrine Biosciences, Inc. (a)	2,956,801	290,476
Regeneron Pharmaceuticals, Inc. (a)	435,295	150,172
Sage Therapeutics, Inc. (a)	410,036	64,183
Sarepta Therapeutics, Inc. (a)	165,787	21,914
Vertex Pharmaceuticals, Inc. (a)	4,915,729	835,477
Wuxi Biologics (Cayman), Inc.	906,500	10,093
		2,448,488
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	208,168	85,151
Align Technology, Inc. (a)	52,442	17,943
Baxter International, Inc.	7,687,980	567,680
Becton, Dickinson & Co.	667,437	159,891
Boston Scientific Corp. (a)	17,053,409	557,646
Danaher Corp.	3,091,229	305,042
DexCom, Inc. (a)	730,878	69,419
Edwards Lifesciences Corp. (a)	1,947,833	283,546
Intuitive Surgical, Inc. (a)	1,077,240	515,438
Penumbra, Inc. (a)	378,961	52,353
ResMed, Inc.	950,760	98,480
Sonova Holding AG Class B	57,693	10,361
Stryker Corp.	405,626	68,494
		2,791,444
Health Care Providers & Services - 3.5%
Anthem, Inc.	445,691	106,088
Centene Corp. (a)	104,152	12,833
HealthEquity, Inc. (a)	1,894,884	142,306
Humana, Inc.	1,387,428	412,940
National Vision Holdings, Inc.	2,216,049	81,041
OptiNose, Inc.	137,633	3,851
UnitedHealth Group, Inc.	15,559,805	3,817,443
		4,576,502
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	1,197,434	92,035
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)(g)	1,532,017	886,471
Morphosys AG (a)	117,520	14,410
PRA Health Sciences, Inc. (a)	954,256	89,089
Thermo Fisher Scientific, Inc.	656,894	136,069
		1,126,039
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,203,169	42,243
Idorsia Ltd.	32,730	869
Ipsen SA	145,238	22,787
Jazz Pharmaceuticals PLC (a)	347,397	59,857
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	909,300	10,405
MyoKardia, Inc. (a)	197,805	9,821
Nektar Therapeutics (a)	3,805,552	185,825
Roche Holding AG (participation certificate)	329,481	73,098
Supernus Pharmaceuticals, Inc. (a)	221,872	13,279
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,372,016	154,967
Zoetis, Inc. Class A	454,745	38,740
		611,891

TOTAL HEALTH CARE		11,646,399

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.1%
Harris Corp.	203,363	29,394
Northrop Grumman Corp.	1,201,466	369,691
Raytheon Co.	1,739,862	336,107
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	295,578	49,953
Class C (e)(f)	12,991	2,195
The Boeing Co.	1,673,116	561,347
TransDigm Group, Inc.	197,267	68,085
		1,416,772
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,097,724	80,244
FedEx Corp.	1,579,996	358,754
XPO Logistics, Inc. (a)	2,196,150	220,010
		659,008
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	4,051,091	462,756
Southwest Airlines Co.	2,770,158	140,946
Wizz Air Holdings PLC (a)(c)	275,864	13,107
		616,809
Building Products - 0.4%
A.O. Smith Corp.	353,904	20,933
Jeld-Wen Holding, Inc. (a)	4,300,673	122,956
Masco Corp.	5,395,885	201,914
Toto Ltd.	3,053,300	141,751
		487,554
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,206,644	223,314
Clean TeQ Holdings Ltd. (a)(b)(g)	43,226,369	25,752
Copart, Inc. (a)	626,762	35,450
TulCo LLC (d)(e)(f)	125,827	44,039
		328,555
Electrical Equipment - 0.5%
AMETEK, Inc.	950,206	68,567
Fortive Corp.	7,891,861	608,541
Melrose Industries PLC	11,832,248	33,214
		710,322
Industrial Conglomerates - 0.6%
3M Co.	2,204,487	433,667
General Electric Co.	19,995,734	272,142
Roper Technologies, Inc.	85,548	23,604
		729,413
Machinery - 0.6%
Caterpillar, Inc.	487,278	66,109
Deere & Co.	2,852,925	398,839
Gardner Denver Holdings, Inc. (a)	2,747,935	80,762
IDEX Corp.	79,964	10,913
Illinois Tool Works, Inc.	49,463	6,853
PACCAR, Inc.	1,583,196	98,095
Parker Hannifin Corp.	215,345	33,562
Rexnord Corp. (a)	1,977,894	57,478
Xylem, Inc.	481,272	32,428
		785,039
Professional Services - 0.5%
CoStar Group, Inc. (a)	123,938	51,141
FTI Consulting, Inc. (a)	1,168,449	70,668
IHS Markit Ltd. (a)	1,936,608	99,910
Recruit Holdings Co. Ltd.	2,432,300	67,357
Robert Half International, Inc.	553,253	36,017
SR Teleperformance SA	86,602	15,302
TransUnion Holding Co., Inc.	4,694,729	336,330
		676,725
Road & Rail - 0.3%
CSX Corp.	6,214,702	396,374
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,470,761	61,728
HD Supply Holdings, Inc. (a)	303,677	13,025
W.W. Grainger, Inc.	755,969	233,141
		307,894

TOTAL INDUSTRIALS		7,114,465

INFORMATION TECHNOLOGY - 41.5%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	1,489,130	383,436
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (g)	22,203,661	1,935,049
CDW Corp.	241,682	19,525
Dolby Laboratories, Inc. Class A	1,271,695	78,451
FLIR Systems, Inc.	231,637	12,038
Keyence Corp.	40,000	22,602
Zebra Technologies Corp. Class A (a)	149,567	21,425
		2,089,090
Internet Software & Services - 14.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	669,900	124,287
Alphabet, Inc.:
Class A (a)	3,585,616	4,048,842
Class C (a)	3,274,247	3,652,914
CarGurus, Inc. Class A	1,666,164	57,883
Coupa Software, Inc. (a)	559,752	34,839
DocuSign, Inc. (b)	164,808	8,727
Dropbox, Inc.:
Class A (a)(b)	868,375	28,153
Class B	4,948,873	152,420
eBay, Inc. (a)	6,976,722	252,976
Facebook, Inc. Class A (a)	48,391,097	9,403,349
GoDaddy, Inc. (a)	1,252,587	88,433
GrubHub, Inc. (a)(b)	631,413	66,242
LogMeIn, Inc.	1,192,011	123,075
Mercari, Inc. (a)	280,000	11,469
MongoDB, Inc. Class A (b)	826,067	40,998
New Relic, Inc. (a)	1,683,551	169,348
Nutanix, Inc.:
Class A (a)	213,791	11,025
Class B (a)(c)	3,060,752	157,843
Okta, Inc. (a)	2,402,797	121,029
Shopify, Inc. Class A (a)	1,082,818	157,903
Spotify Technology SA (a)	214,613	36,106
Tencent Holdings Ltd.	5,027,600	252,463
Wix.com Ltd. (a)	310,964	31,190
		19,031,514
IT Services - 7.0%
Accenture PLC Class A	1,069,736	174,998
Adyen BV (a)(c)	117,801	64,898
ASAC II LP (a)(e)(f)	39,494,500	6,635
EPAM Systems, Inc. (a)	717,141	89,162
Fiserv, Inc. (a)	3,432,152	254,288
FleetCor Technologies, Inc. (a)	441,619	93,027
Global Payments, Inc.	2,541,167	283,315
MasterCard, Inc. Class A	11,860,099	2,330,747
Netcompany Group A/S	476,500	17,454
PayPal Holdings, Inc. (a)	24,628,399	2,050,807
Square, Inc. (a)	816,563	50,333
Visa, Inc. Class A	26,614,063	3,525,033
Worldpay, Inc. (a)	547,880	44,806
		8,985,503
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)(b)	6,530,413	97,891
Analog Devices, Inc.	975,225	93,544
Intel Corp.	6,373,541	316,829
NVIDIA Corp.	4,170,339	987,953
Qorvo, Inc. (a)	119,515	9,582
Texas Instruments, Inc.	4,977,961	548,820
		2,054,619
Software - 13.9%
Activision Blizzard, Inc.	30,272,053	2,310,363
Adobe Systems, Inc. (a)	12,587,217	3,068,889
Atlassian Corp. PLC (a)	3,457,865	216,186
Black Knight, Inc. (a)	595,859	31,908
CDK Global, Inc.	1,442,749	93,851
Ceridian HCM Holding, Inc. (b)	417,327	13,851
Constellation Software, Inc.	60,866	47,203
Electronic Arts, Inc. (a)	6,842,061	964,867
Intuit, Inc.	1,450,509	296,346
Microsoft Corp.	46,127,205	4,548,604
Parametric Technology Corp. (a)	713,193	66,905
Paycom Software, Inc. (a)(b)	1,695,702	167,586
RealPage, Inc. (a)	1,097,895	60,494
Red Hat, Inc. (a)	2,151,515	289,099
RingCentral, Inc. (a)	2,305,627	162,201
Salesforce.com, Inc. (a)	27,363,367	3,732,363
Splunk, Inc. (a)	304,665	30,195
SS&C Technologies Holdings, Inc.	4,352,365	225,888
Tableau Software, Inc. (a)	917,504	89,686
Tanium, Inc. Class B (a)(e)(f)	2,944,100	19,976
Trion World, Inc. (a)(e)(f)	4,607,810	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	183,516	0
Ultimate Software Group, Inc. (a)	1,414,309	363,916
Workday, Inc. Class A (a)	8,491,642	1,028,508
Zendesk, Inc. (a)	1,152,983	62,826
Zscaler, Inc. (a)(b)	429,495	15,354
		17,907,065
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	16,011,908	2,963,964
HP, Inc.	4,517,363	102,499
Logitech International SA	495,306	21,744
Pure Storage, Inc. Class A (a)	1,707,000	40,763
		3,128,970

TOTAL INFORMATION TECHNOLOGY		53,580,197

MATERIALS - 2.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	1,799,798	280,283
DowDuPont, Inc.	9,536,815	628,667
Ecolab, Inc.	155,862	21,872
Growmax Resources Corp. (a)(c)	3,363,563	281
LyondellBasell Industries NV Class A	1,576,306	173,157
Sherwin-Williams Co.	1,016,435	414,268
Westlake Chemical Corp.	2,038,880	219,445
		1,737,973
Containers & Packaging - 0.2%
WestRock Co.	3,538,666	201,775
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (b)	1,480,840	42,619
B2Gold Corp. (a)(g)	53,804,659	139,561
BHP Billiton Ltd.	1,539,273	38,516
Franco-Nevada Corp.	3,911,426	285,476
Ivanhoe Mines Ltd. (a)(g)	50,054,410	102,801
Ivanhoe Mines Ltd. (a)(c)(g)	14,394,909	29,564
Kirkland Lake Gold Ltd.	4,264,416	90,306
Newcrest Mining Ltd.	1,958,497	31,597
Novagold Resources, Inc. (a)	7,923,823	35,501
Nucor Corp.	739,476	46,217
Steel Dynamics, Inc.	1,406,546	64,631
		906,789

TOTAL MATERIALS		2,846,537

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	198,701	28,647
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	2,097,579	23,598
WeWork Companies, Inc. Class A (a)(e)(f)	607,163	32,926
		56,524

TOTAL REAL ESTATE		85,171

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,826,577	109,138
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	515,249	12,191
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	313,855	9,635

TOTAL UTILITIES		21,826

TOTAL COMMON STOCKS
(Cost $59,124,329)		124,191,694

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)(f)	578,817	70,118
Series E (a)(e)(f)	388,853	47,106
Handy Technologies, Inc. Series C (a)(e)(f)	3,537,042	20,727
		137,951
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	2,430,600	22,230

TOTAL CONSUMER DISCRETIONARY		160,181

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	154,611	60,380
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(e)(f)	664,987	10,660
Series F (e)(f)	3,348,986	53,684
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	2,100,446	126,027
		190,371
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	35,877,127	1,794
Mulberry Health, Inc.:
Series A (e)(f)	600,009	4,281
Series A8 (a)(e)(f)	7,960,894	56,800
Series AA (e)(f)	49,783	355
		63,230

TOTAL HEALTH CARE		253,601

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	558,215	94,338
Series H (e)(f)	120,282	20,328
		114,666
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (e)(f)	1,553,259	73,553
Series I (e)(f)	1,380,203	65,358
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	54,841,080	325,208
Series F, 8.00% (a)(e)(f)	3,455,720	20,492
Series G, 8.00% (a)(e)(f)	4,301,275	25,507
Uber Technologies, Inc. Series D, 8.00% (a)(e)(f)	2,040,465	81,619
		591,737
Software - 0.1%
Carbon, Inc. Series D (f)	915,425	21,376
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	4,303,714	33,612
Delphix Corp. Series D (a)(e)(f)	3,712,687	26,954
		81,942

TOTAL INFORMATION TECHNOLOGY		673,679

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (a)(e)(f)	5,464,465	296,338
Series F (a)(e)(f)	253,732	13,760
		310,098
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(e)(f)	2,124,227	2,719
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,012,925)		1,575,324
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(h)	2,054	706
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	110,540	101,835
9% 12/15/25 (c)	114,036	118,312
		220,147
TOTAL CORPORATE BONDS
(Cost $218,369)		220,853
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.93% (i)	3,340,471,464	3,341,140
Fidelity Securities Lending Cash Central Fund 1.92% (i)(j)	720,634,498	720,779
TOTAL MONEY MARKET FUNDS
(Cost $4,061,846)		4,061,919
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $64,417,469)		130,049,790
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,088,529)
NET ASSETS - 100%		$128,961,261

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,534,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,752,655,000 or 1.4% of net assets.

 (f) Level 3 security

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Lyft, Inc. Series I	6/27/18	$65,358
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 12/14/17	$44,039
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,654
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$20,480
Fidelity Securities Lending Cash Central Fund	6,725
Total	$27,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$--	$57,282	$9,443	$42,987	$(58,081)	$1,935,049
B2Gold Corp.	153,772	16,481	3,601	--	2,034	(29,125)	139,561
Birchcliff Energy Ltd.	73,246	4,954	2,712	695	(2,066)	6,285	79,707
Birchcliff Energy Ltd.	2,402	--	--	22	--	114	2,516
Centennial Resource Development, Inc. Class A	102,722	--	--	--	--	(9,027)	93,695
Centennial Resource Development, Inc. Class A	274,910	22,711	6,312	--	1,475	(25,484)	267,300
Centennial Resource Development, Inc. Class A	46,350	--	--	--	--	(4,073)	42,277
Clean TeQ Holdings Ltd.	--	39,494	534	--	(55)	(13,153)	25,752
Ivanhoe Mines Ltd.	172,912	--	2,819	--	2,034	(69,326)	102,801
Ivanhoe Mines Ltd.	49,727	--	811	--	(861)	(18,491)	29,564
Metro Bank PLC	287,797	--	6,855	--	5,143	(38,066)	248,019
Mettler-Toledo International, Inc.	1,077,667	12,443	131,552	--	47,116	(119,203)	886,471
Total	$4,248,930	$96,083	$212,478	$10,160	$97,807	$(377,630)	$3,852,712

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$20,637,552	$20,317,701	$159,670	$160,181
Consumer Staples	2,885,992	2,804,249	21,363	60,380
Energy	5,221,198	5,041,455	179,743	--
Financials	20,263,780	20,263,780	--	--
Health Care	11,900,000	11,573,301	73,098	253,601
Industrials	7,229,131	7,018,278	--	210,853
Information Technology	54,253,876	53,148,703	404,883	700,290
Materials	2,846,537	2,808,021	38,516	--
Real Estate	395,269	52,245	--	343,024
Telecommunication Services	111,857	109,138	--	2,719
Utilities	21,826	21,826	--	--
Corporate Bonds	220,853	--	220,147	706
Money Market Funds	4,061,919	4,061,919	--	--
Total Investments in Securities:	$130,049,790	$127,220,616	$1,097,420	$1,731,754

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	110,625
Cost of Purchases	92,118
Proceeds of Sales	(74,195)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,731,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$142,961

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018
Assets
Investment in securities, at value (including securities loaned of $696,276) — See accompanying schedule: Unaffiliated issuers (cost $58,695,240)	$122,135,159
Fidelity Central Funds (cost $4,061,846)	4,061,919
Other affiliated issuers (cost $1,660,383)	3,852,712
Total Investment in Securities (cost $64,417,469)		$130,049,790
Receivable for investments sold		353,756
Receivable for fund shares sold		73,188
Dividends receivable		32,534
Interest receivable		1,936
Distributions receivable from Fidelity Central Funds		6,023
Other receivables		7,531
Total assets		130,524,758
Liabilities
Payable for investments purchased	$237,001
Payable for fund shares redeemed	482,227
Accrued management fee	77,973
Other affiliated payables	12,136
Other payables and accrued expenses	33,621
Collateral on securities loaned	720,539
Total liabilities		1,563,497
Net Assets		$128,961,261
Net Assets consist of:
Paid in capital		$55,884,288
Distributions in excess of net investment income		(9,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,481,790
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,604,585
Net Assets		$128,961,261
Contrafund:
Net Asset Value, offering price and redemption price per share ($96,592,322 ÷ 731,301 shares)		$132.08
Class K:
Net Asset Value, offering price and redemption price per share ($32,368,939 ÷ 245,106 shares)		$132.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018
Investment Income
Dividends (including $10,160 earned from other affiliated issuers)		$485,646
Interest		9,020
Income from Fidelity Central Funds		27,205
Total income		521,871
Expenses
Management fee
Basic fee	$346,775
Performance adjustment	108,347
Transfer agent fees	69,773
Accounting and security lending fees	1,985
Custodian fees and expenses	1,131
Independent trustees' fees and expenses	281
Registration fees	467
Audit	143
Legal	98
Miscellaneous	476
Total expenses before reductions	529,476
Expense reductions	(2,923)
Total expenses after reductions		526,553
Net investment income (loss)		(4,682)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,713,398
Fidelity Central Funds	37
Other affiliated issuers	97,807
Foreign currency transactions	(659)
Total net realized gain (loss)		7,810,583
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,603)	4,064,640
Fidelity Central Funds	38
Other affiliated issuers	(377,630)
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		3,686,895
Net gain (loss)		11,497,478
Net increase (decrease) in net assets resulting from operations		$11,492,796

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,682)	$123,833
Net realized gain (loss)	7,810,583	12,356,263
Change in net unrealized appreciation (depreciation)	3,686,895	18,948,672
Net increase (decrease) in net assets resulting from operations	11,492,796	31,428,768
Distributions to shareholders from net investment income	–	(144,165)
Distributions to shareholders from net realized gain	(1,847,866)	(7,201,343)
Total distributions	(1,847,866)	(7,345,508)
Share transactions - net increase (decrease)	(3,256,695)	(3,575,375)
Total increase (decrease) in net assets	6,388,235	20,507,885
Net Assets
Beginning of period	122,573,026	102,065,141
End of period	$128,961,261	$122,573,026
Other Information
Distributions in excess of net investment income end of period	$(9,402)	$(4,720)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.42	$98.45	$98.92	$97.97	$96.14	$77.57
Income from Investment Operations
Net investment income (loss)A	(.02)	.10	.29	.33	.30	.33
Net realized and unrealized gain (loss)	11.54	31.42	2.99	5.89	8.67	25.70
Total from investment operations	11.52	31.52	3.28	6.22	8.97	26.03
Distributions from net investment income	–	(.12)	(.29)	(.31)	(.25)	(.13)
Distributions from net realized gain	(1.86)	(7.43)	(3.46)	(4.96)	(6.89)	(7.33)
Total distributions	(1.86)	(7.55)	(3.75)	(5.27)	(7.14)	(7.46)
Net asset value, end of period	$132.08	$122.42	$98.45	$98.92	$97.97	$96.14
Total ReturnB,C	9.53%	32.21%	3.36%	6.46%	9.56%	34.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%F	.74%	.68%	.71%	.64%	.67%
Expenses net of fee waivers, if any	.85%F	.74%	.68%	.71%	.64%	.67%
Expenses net of all reductions	.84%F	.74%	.68%	.70%	.64%	.66%
Net investment income (loss)	(.03)%F	.08%	.29%	.33%	.31%	.37%
Supplemental Data
Net assets, end of period (in millions)	$96,592	$89,874	$73,035	$77,724	$75,057	$74,962
Portfolio turnover rateG	34%F,H	29%H	41%H	35%H	45%H	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.35	$98.38	$98.84	$97.90	$96.07	$77.51
Income from Investment Operations
Net investment income (loss)A	.04	.20	.38	.43	.40	.42
Net realized and unrealized gain (loss)	11.53	31.43	3.01	5.88	8.68	25.70
Total from investment operations	11.57	31.63	3.39	6.31	9.08	26.12
Distributions from net investment income	–	(.23)	(.39)	(.41)	(.36)	(.23)
Distributions from net realized gain	(1.86)	(7.43)	(3.46)	(4.96)	(6.89)	(7.33)
Total distributions	(1.86)	(7.66)	(3.85)	(5.37)	(7.25)	(7.56)
Net asset value, end of period	$132.06	$122.35	$98.38	$98.84	$97.90	$96.07
Total ReturnB,C	9.58%	32.34%	3.48%	6.55%	9.68%	34.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%F	.65%	.58%	.61%	.54%	.56%
Expenses net of fee waivers, if any	.76%F	.65%	.58%	.61%	.54%	.56%
Expenses net of all reductions	.76%F	.65%	.58%	.61%	.54%	.56%
Net investment income (loss)	.06%F	.17%	.39%	.43%	.41%	.48%
Supplemental Data
Net assets, end of period (in millions)	$32,369	$32,699	$29,031	$31,560	$34,479	$35,982
Portfolio turnover rateG	34%F,H	29%H	41%H	35%H	45%H	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 706	Recovery value	Recovery value	34.4%	Increase
Equities	$ 1,731,048	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 - 12.2 / 8.9	Increase
			Transaction price	$9.15 - $60.00 / $52.37	Increase
			Discount rate	6.0% - 73.0% / 17.5%	Decrease
			Discount for lack of marketability	15.0% - 25.0% / 18.7%	Decrease
			Premium rate	7.5% - 76.3% / 63.4%	Increase
		Market approach	Transaction price	$0.81 - $350.00 / $98.00	Increase
			Conversion ratio	1.6	Increase
		Discount Cash Flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $5,064 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,432,289
Gross unrealized depreciation	(891,585)
Net unrealized appreciation (depreciation)	$65,540,704
Tax cost	$64,509,086

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $44,039 in these Subsidiaries, representing .03% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $21,002,997 and $24,902,172, respectively.

Redemptions In-Kind. During the period, 23,182 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $2,942,277. The net realized gain of $1,919,080 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 34,843 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,859,301. The Fund had a net realized gain of $2,473,373 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$62,283.13
Class K	7,490.05
	$69,773

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate in the amount of less than 0.05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $470 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 12,089 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $1,457,574. The Fund had a net realized gain of $960,358 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $179 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,073. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,725, including $412 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,304 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $618.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Contrafund	$–	$84,830
Class K	–	59,335
Total	$–	$144,165
From net realized gain
Contrafund	$1,356,966	$5,246,866
Class K	490,900	1,954,477
Total	$1,847,866	$7,201,343

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Contrafund
Shares sold	50,457	71,526	$6,464,670	$8,237,249
Reinvestment of distributions	10,540	42,081	1,287,614	5,053,714
Shares redeemed	(63,842)(a)	(121,285)(b)	(8,195,113)(a)	(13,776,639)(b)
Net increase (decrease)	(2,845)	(7,678)	$(442,829)	$(485,676)
Class K
Shares sold	25,118	43,515	$3,230,352	$4,990,930
Reinvestment of distributions	4,020	16,789	490,898	2,013,806
Shares redeemed	(51,297)(a)	(88,136)(b)	(6,535,116)(a)	(10,094,435)(b)
Net increase (decrease)	(22,159)	(27,832)	$(2,813,866)	$(3,089,699)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Contrafund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of June 30, 2018, the related statement of operations for the six months ended June 30, 2018, the statement of changes in net assets for the six months ended June 30, 2018 and for the year ended December 31, 2017, including the related notes, and the financial highlights for the six months ended June 30, 2018 and for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2018 and for the year ended December 31, 2017 and the financial highlights for the six months ended June 30, 2018 and for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Contrafund	.85%
Actual		$1,000.00	$1,095.30	$4.42
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class K	.76%
Actual		$1,000.00	$1,095.80	$3.95
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

CON-SANN-0818
1.705711.120

Fidelity® Contrafund® Class K Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Facebook, Inc. Class A	7.3
Amazon.com, Inc.	6.6
Berkshire Hathaway, Inc. Class A	4.6
Microsoft Corp.	3.5
Alphabet, Inc. Class A	3.2
UnitedHealth Group, Inc.	2.9
Salesforce.com, Inc.	2.9
Netflix, Inc.	2.9
Alphabet, Inc. Class C	2.8
Visa, Inc. Class A	2.7
39.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	42.1
Consumer Discretionary	16.0
Financials	15.7
Health Care	9.4
Industrials	5.6

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	96.3%
Bonds	0.2%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 6.0%

Schedule of Investments June 30, 2018

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 0.7%
Mahindra & Mahindra Ltd.	8,654,702	$113,487
Maruti Suzuki India Ltd.	1,533,074	197,638
Tesla, Inc. (a)(b)	1,580,919	542,176
Toyota Motor Corp.	1,289,300	83,378
		936,679
Diversified Consumer Services - 0.3%
Chegg, Inc. (a)	2,947,847	81,921
Weight Watchers International, Inc. (a)	2,631,844	266,079
		348,000
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	280,511	121,004
Domino's Pizza, Inc.	388,595	109,650
Eldorado Resorts, Inc. (a)	428,015	16,735
Hilton Worldwide Holdings, Inc.	5,799,129	459,059
Las Vegas Sands Corp.	1,097,624	83,815
Marriott International, Inc. Class A	4,987,156	631,374
McDonald's Corp.	4,825,982	756,183
Shake Shack, Inc. Class A (a)	213,701	14,143
U.S. Foods Holding Corp. (a)	1,147,245	43,389
Vail Resorts, Inc.	126,062	34,565
		2,269,917
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	126,247	27,051
Internet & Direct Marketing Retail - 10.1%
Amazon.com, Inc. (a)	5,001,217	8,501,069
Netflix, Inc. (a)	9,522,855	3,727,531
Ocado Group PLC (a)	493,914	6,698
Start Today Co. Ltd.	1,985,000	71,985
The Booking Holdings, Inc. (a)	379,594	769,471
		13,076,754
Leisure Products - 0.0%
Spin Master Corp. (a)(c)	184,440	8,178
Media - 0.7%
Discovery Communications, Inc. Class A (a)	651,645	17,920
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	7,664,091	284,568
Liberty SiriusXM Series C (a)	4,962,101	225,081
Live Nation Entertainment, Inc. (a)	628,114	30,507
Sirius XM Holdings, Inc. (b)	25,839,988	174,937
The Walt Disney Co.	1,232,434	129,171
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	41,234	0
		862,184
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	805,323	58,386
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	546,261	82,229
Home Depot, Inc.	4,973,574	970,344
TJX Companies, Inc.	5,870,751	558,778
Urban Outfitters, Inc. (a)	1,465,179	65,274
		1,676,625
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	1,773,827	387,262
Canada Goose Holdings, Inc. (a)	642,825	37,807
Kering SA	248,234	140,190
lululemon athletica, Inc. (a)	421,125	52,577
LVMH Moet Hennessy - Louis Vuitton SA	229,781	76,292
NIKE, Inc. Class B	3,442,924	274,332
PVH Corp.	294,873	44,148
Ralph Lauren Corp.	99,962	12,567
Tapestry, Inc.	1,666,953	77,863
VF Corp.	1,356,215	110,559
		1,213,597

TOTAL CONSUMER DISCRETIONARY		20,477,371

CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	1,137,743	249,018
Dr. Pepper Snapple Group, Inc.	789,998	96,380
Kweichow Moutai Co. Ltd. (A Shares)	580,700	64,153
Monster Beverage Corp. (a)	1,534,008	87,899
The Coca-Cola Co.	4,079,321	178,919
		676,369
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	2,107,473	440,420
Performance Food Group Co. (a)	1,401,668	51,441
Tesco PLC	6,313,817	21,363
		513,224
Food Products - 0.1%
Post Holdings, Inc. (a)	152,337	13,104
The Simply Good Foods Co.	2,037,486	29,421
		42,525
Household Products - 0.1%
Colgate-Palmolive Co.	2,452,204	158,927
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	8,420,460	1,201,515
Kao Corp.	1,052,800	80,352
L'Oreal SA (a)	226,916	56,046
Shiseido Co. Ltd.	1,216,300	96,654
		1,434,567

TOTAL CONSUMER STAPLES		2,825,612

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Birchcliff Energy Ltd. (g)	21,740,031	79,707
Birchcliff Energy Ltd. (a)(c)(g)	686,127	2,516
BP PLC	23,623,933	179,743
Canadian Natural Resources Ltd.	8,305,046	299,756
Centennial Resource Development, Inc.:
Class A (a)(g)	5,188,000	93,695
Class A (a)(g)	14,800,645	267,300
Class A (a)(e)(g)	2,340,926	42,277
Cheniere Energy, Inc. (a)	996,300	64,949
Chevron Corp.	945,989	119,601
Concho Resources, Inc. (a)	1,716,645	237,498
ConocoPhillips Co.	5,937,368	413,360
Continental Resources, Inc. (a)	4,873,964	315,638
Delek U.S. Holdings, Inc.	34,594	1,736
Diamondback Energy, Inc.	2,773,208	364,871
Encana Corp.	7,640,391	99,787
EOG Resources, Inc.	7,305,958	909,080
Hess Corp.	5,089,016	340,404
Marathon Oil Corp.	444,453	9,271
Occidental Petroleum Corp.	1,027,615	85,991
Phillips 66 Co.	3,289,492	369,443
Pioneer Natural Resources Co.	588,665	111,399
PrairieSky Royalty Ltd. (b)	1,773,599	35,009
Reliance Industries Ltd.	25,378,639	360,495
Suncor Energy, Inc.	2,765,366	112,537
Valero Energy Corp.	2,623,285	290,739
Whiting Petroleum Corp. (a)	273,059	14,396
		5,221,198
FINANCIALS - 15.7%
Banks - 7.7%
Bank Ireland Group PLC	3,225,732	25,182
Bank of America Corp.	78,711,225	2,218,869
Citigroup, Inc.	35,819,095	2,397,014
HDFC Bank Ltd. sponsored ADR	5,575,769	585,567
JPMorgan Chase & Co.	22,928,321	2,389,131
Kotak Mahindra Bank Ltd. (a)	11,135,666	218,444
M&T Bank Corp.	1,497,045	254,722
Metro Bank PLC (a)(b)(g)	5,807,436	248,019
PNC Financial Services Group, Inc.	2,243,974	303,161
Royal Bank of Canada	638,249	48,059
The Toronto-Dominion Bank	2,120,303	122,720
U.S. Bancorp	2,387,428	119,419
Wells Fargo & Co.	19,154,648	1,061,934
		9,992,241
Capital Markets - 2.4%
Bank of New York Mellon Corp.	9,655,644	520,729
BlackRock, Inc. Class A	464,629	231,868
Charles Schwab Corp.	13,971,684	713,953
IntercontinentalExchange, Inc.	1,298,696	95,519
Morgan Stanley	15,647,121	741,674
MSCI, Inc.	1,741,167	288,041
Oaktree Capital Group LLC Class A	2,058,636	83,684
S&P Global, Inc.	1,742,621	355,303
		3,030,771
Consumer Finance - 0.5%
American Express Co.	3,751,889	367,685
Synchrony Financial	8,888,770	296,707
		664,392
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	21,044	5,935,250
Insurance - 0.5%
Admiral Group PLC	4,581,953	115,347
AIA Group Ltd.	6,629,000	57,962
American International Group, Inc.	477,113	25,297
Chubb Ltd.	2,283,711	290,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	176,812	99,076
The Travelers Companies, Inc.	436,222	53,367
		641,126

TOTAL FINANCIALS		20,263,780

HEALTH CARE - 9.0%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	218,800	10,616
Agios Pharmaceuticals, Inc. (a)	1,428,561	120,328
Alnylam Pharmaceuticals, Inc. (a)	237,383	23,380
Amgen, Inc.	679,774	125,479
AnaptysBio, Inc. (a)	284,003	20,176
Arena Pharmaceuticals, Inc. (a)	1,211,940	52,841
Array BioPharma, Inc. (a)	1,737,646	29,158
bluebird bio, Inc. (a)	173,183	27,181
Celgene Corp. (a)	332,508	26,408
CSL Ltd.	70,013	9,980
FibroGen, Inc. (a)	2,250,643	140,890
Genmab A/S (a)	342,699	52,899
Gilead Sciences, Inc.	4,879,243	345,646
Heron Therapeutics, Inc. (a)	634,290	24,642
Insmed, Inc. (a)	964,617	22,813
Intrexon Corp. (a)(b)	3,137,459	43,736
Neurocrine Biosciences, Inc. (a)	2,956,801	290,476
Regeneron Pharmaceuticals, Inc. (a)	435,295	150,172
Sage Therapeutics, Inc. (a)	410,036	64,183
Sarepta Therapeutics, Inc. (a)	165,787	21,914
Vertex Pharmaceuticals, Inc. (a)	4,915,729	835,477
Wuxi Biologics (Cayman), Inc.	906,500	10,093
		2,448,488
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	208,168	85,151
Align Technology, Inc. (a)	52,442	17,943
Baxter International, Inc.	7,687,980	567,680
Becton, Dickinson & Co.	667,437	159,891
Boston Scientific Corp. (a)	17,053,409	557,646
Danaher Corp.	3,091,229	305,042
DexCom, Inc. (a)	730,878	69,419
Edwards Lifesciences Corp. (a)	1,947,833	283,546
Intuitive Surgical, Inc. (a)	1,077,240	515,438
Penumbra, Inc. (a)	378,961	52,353
ResMed, Inc.	950,760	98,480
Sonova Holding AG Class B	57,693	10,361
Stryker Corp.	405,626	68,494
		2,791,444
Health Care Providers & Services - 3.5%
Anthem, Inc.	445,691	106,088
Centene Corp. (a)	104,152	12,833
HealthEquity, Inc. (a)	1,894,884	142,306
Humana, Inc.	1,387,428	412,940
National Vision Holdings, Inc.	2,216,049	81,041
OptiNose, Inc.	137,633	3,851
UnitedHealth Group, Inc.	15,559,805	3,817,443
		4,576,502
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	1,197,434	92,035
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)(g)	1,532,017	886,471
Morphosys AG (a)	117,520	14,410
PRA Health Sciences, Inc. (a)	954,256	89,089
Thermo Fisher Scientific, Inc.	656,894	136,069
		1,126,039
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,203,169	42,243
Idorsia Ltd.	32,730	869
Ipsen SA	145,238	22,787
Jazz Pharmaceuticals PLC (a)	347,397	59,857
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	909,300	10,405
MyoKardia, Inc. (a)	197,805	9,821
Nektar Therapeutics (a)	3,805,552	185,825
Roche Holding AG (participation certificate)	329,481	73,098
Supernus Pharmaceuticals, Inc. (a)	221,872	13,279
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,372,016	154,967
Zoetis, Inc. Class A	454,745	38,740
		611,891

TOTAL HEALTH CARE		11,646,399

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.1%
Harris Corp.	203,363	29,394
Northrop Grumman Corp.	1,201,466	369,691
Raytheon Co.	1,739,862	336,107
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	295,578	49,953
Class C (e)(f)	12,991	2,195
The Boeing Co.	1,673,116	561,347
TransDigm Group, Inc.	197,267	68,085
		1,416,772
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,097,724	80,244
FedEx Corp.	1,579,996	358,754
XPO Logistics, Inc. (a)	2,196,150	220,010
		659,008
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	4,051,091	462,756
Southwest Airlines Co.	2,770,158	140,946
Wizz Air Holdings PLC (a)(c)	275,864	13,107
		616,809
Building Products - 0.4%
A.O. Smith Corp.	353,904	20,933
Jeld-Wen Holding, Inc. (a)	4,300,673	122,956
Masco Corp.	5,395,885	201,914
Toto Ltd.	3,053,300	141,751
		487,554
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,206,644	223,314
Clean TeQ Holdings Ltd. (a)(b)(g)	43,226,369	25,752
Copart, Inc. (a)	626,762	35,450
TulCo LLC (d)(e)(f)	125,827	44,039
		328,555
Electrical Equipment - 0.5%
AMETEK, Inc.	950,206	68,567
Fortive Corp.	7,891,861	608,541
Melrose Industries PLC	11,832,248	33,214
		710,322
Industrial Conglomerates - 0.6%
3M Co.	2,204,487	433,667
General Electric Co.	19,995,734	272,142
Roper Technologies, Inc.	85,548	23,604
		729,413
Machinery - 0.6%
Caterpillar, Inc.	487,278	66,109
Deere & Co.	2,852,925	398,839
Gardner Denver Holdings, Inc. (a)	2,747,935	80,762
IDEX Corp.	79,964	10,913
Illinois Tool Works, Inc.	49,463	6,853
PACCAR, Inc.	1,583,196	98,095
Parker Hannifin Corp.	215,345	33,562
Rexnord Corp. (a)	1,977,894	57,478
Xylem, Inc.	481,272	32,428
		785,039
Professional Services - 0.5%
CoStar Group, Inc. (a)	123,938	51,141
FTI Consulting, Inc. (a)	1,168,449	70,668
IHS Markit Ltd. (a)	1,936,608	99,910
Recruit Holdings Co. Ltd.	2,432,300	67,357
Robert Half International, Inc.	553,253	36,017
SR Teleperformance SA	86,602	15,302
TransUnion Holding Co., Inc.	4,694,729	336,330
		676,725
Road & Rail - 0.3%
CSX Corp.	6,214,702	396,374
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,470,761	61,728
HD Supply Holdings, Inc. (a)	303,677	13,025
W.W. Grainger, Inc.	755,969	233,141
		307,894

TOTAL INDUSTRIALS		7,114,465

INFORMATION TECHNOLOGY - 41.5%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	1,489,130	383,436
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (g)	22,203,661	1,935,049
CDW Corp.	241,682	19,525
Dolby Laboratories, Inc. Class A	1,271,695	78,451
FLIR Systems, Inc.	231,637	12,038
Keyence Corp.	40,000	22,602
Zebra Technologies Corp. Class A (a)	149,567	21,425
		2,089,090
Internet Software & Services - 14.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	669,900	124,287
Alphabet, Inc.:
Class A (a)	3,585,616	4,048,842
Class C (a)	3,274,247	3,652,914
CarGurus, Inc. Class A	1,666,164	57,883
Coupa Software, Inc. (a)	559,752	34,839
DocuSign, Inc. (b)	164,808	8,727
Dropbox, Inc.:
Class A (a)(b)	868,375	28,153
Class B	4,948,873	152,420
eBay, Inc. (a)	6,976,722	252,976
Facebook, Inc. Class A (a)	48,391,097	9,403,349
GoDaddy, Inc. (a)	1,252,587	88,433
GrubHub, Inc. (a)(b)	631,413	66,242
LogMeIn, Inc.	1,192,011	123,075
Mercari, Inc. (a)	280,000	11,469
MongoDB, Inc. Class A (b)	826,067	40,998
New Relic, Inc. (a)	1,683,551	169,348
Nutanix, Inc.:
Class A (a)	213,791	11,025
Class B (a)(c)	3,060,752	157,843
Okta, Inc. (a)	2,402,797	121,029
Shopify, Inc. Class A (a)	1,082,818	157,903
Spotify Technology SA (a)	214,613	36,106
Tencent Holdings Ltd.	5,027,600	252,463
Wix.com Ltd. (a)	310,964	31,190
		19,031,514
IT Services - 7.0%
Accenture PLC Class A	1,069,736	174,998
Adyen BV (a)(c)	117,801	64,898
ASAC II LP (a)(e)(f)	39,494,500	6,635
EPAM Systems, Inc. (a)	717,141	89,162
Fiserv, Inc. (a)	3,432,152	254,288
FleetCor Technologies, Inc. (a)	441,619	93,027
Global Payments, Inc.	2,541,167	283,315
MasterCard, Inc. Class A	11,860,099	2,330,747
Netcompany Group A/S	476,500	17,454
PayPal Holdings, Inc. (a)	24,628,399	2,050,807
Square, Inc. (a)	816,563	50,333
Visa, Inc. Class A	26,614,063	3,525,033
Worldpay, Inc. (a)	547,880	44,806
		8,985,503
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)(b)	6,530,413	97,891
Analog Devices, Inc.	975,225	93,544
Intel Corp.	6,373,541	316,829
NVIDIA Corp.	4,170,339	987,953
Qorvo, Inc. (a)	119,515	9,582
Texas Instruments, Inc.	4,977,961	548,820
		2,054,619
Software - 13.9%
Activision Blizzard, Inc.	30,272,053	2,310,363
Adobe Systems, Inc. (a)	12,587,217	3,068,889
Atlassian Corp. PLC (a)	3,457,865	216,186
Black Knight, Inc. (a)	595,859	31,908
CDK Global, Inc.	1,442,749	93,851
Ceridian HCM Holding, Inc. (b)	417,327	13,851
Constellation Software, Inc.	60,866	47,203
Electronic Arts, Inc. (a)	6,842,061	964,867
Intuit, Inc.	1,450,509	296,346
Microsoft Corp.	46,127,205	4,548,604
Parametric Technology Corp. (a)	713,193	66,905
Paycom Software, Inc. (a)(b)	1,695,702	167,586
RealPage, Inc. (a)	1,097,895	60,494
Red Hat, Inc. (a)	2,151,515	289,099
RingCentral, Inc. (a)	2,305,627	162,201
Salesforce.com, Inc. (a)	27,363,367	3,732,363
Splunk, Inc. (a)	304,665	30,195
SS&C Technologies Holdings, Inc.	4,352,365	225,888
Tableau Software, Inc. (a)	917,504	89,686
Tanium, Inc. Class B (a)(e)(f)	2,944,100	19,976
Trion World, Inc. (a)(e)(f)	4,607,810	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	183,516	0
Ultimate Software Group, Inc. (a)	1,414,309	363,916
Workday, Inc. Class A (a)	8,491,642	1,028,508
Zendesk, Inc. (a)	1,152,983	62,826
Zscaler, Inc. (a)(b)	429,495	15,354
		17,907,065
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	16,011,908	2,963,964
HP, Inc.	4,517,363	102,499
Logitech International SA	495,306	21,744
Pure Storage, Inc. Class A (a)	1,707,000	40,763
		3,128,970

TOTAL INFORMATION TECHNOLOGY		53,580,197

MATERIALS - 2.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	1,799,798	280,283
DowDuPont, Inc.	9,536,815	628,667
Ecolab, Inc.	155,862	21,872
Growmax Resources Corp. (a)(c)	3,363,563	281
LyondellBasell Industries NV Class A	1,576,306	173,157
Sherwin-Williams Co.	1,016,435	414,268
Westlake Chemical Corp.	2,038,880	219,445
		1,737,973
Containers & Packaging - 0.2%
WestRock Co.	3,538,666	201,775
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (b)	1,480,840	42,619
B2Gold Corp. (a)(g)	53,804,659	139,561
BHP Billiton Ltd.	1,539,273	38,516
Franco-Nevada Corp.	3,911,426	285,476
Ivanhoe Mines Ltd. (a)(g)	50,054,410	102,801
Ivanhoe Mines Ltd. (a)(c)(g)	14,394,909	29,564
Kirkland Lake Gold Ltd.	4,264,416	90,306
Newcrest Mining Ltd.	1,958,497	31,597
Novagold Resources, Inc. (a)	7,923,823	35,501
Nucor Corp.	739,476	46,217
Steel Dynamics, Inc.	1,406,546	64,631
		906,789

TOTAL MATERIALS		2,846,537

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	198,701	28,647
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	2,097,579	23,598
WeWork Companies, Inc. Class A (a)(e)(f)	607,163	32,926
		56,524

TOTAL REAL ESTATE		85,171

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,826,577	109,138
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	515,249	12,191
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	313,855	9,635

TOTAL UTILITIES		21,826

TOTAL COMMON STOCKS
(Cost $59,124,329)		124,191,694

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)(f)	578,817	70,118
Series E (a)(e)(f)	388,853	47,106
Handy Technologies, Inc. Series C (a)(e)(f)	3,537,042	20,727
		137,951
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	2,430,600	22,230

TOTAL CONSUMER DISCRETIONARY		160,181

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	154,611	60,380
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(e)(f)	664,987	10,660
Series F (e)(f)	3,348,986	53,684
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	2,100,446	126,027
		190,371
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(e)(f)	35,877,127	1,794
Mulberry Health, Inc.:
Series A (e)(f)	600,009	4,281
Series A8 (a)(e)(f)	7,960,894	56,800
Series AA (e)(f)	49,783	355
		63,230

TOTAL HEALTH CARE		253,601

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	558,215	94,338
Series H (e)(f)	120,282	20,328
		114,666
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (e)(f)	1,553,259	73,553
Series I (e)(f)	1,380,203	65,358
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	54,841,080	325,208
Series F, 8.00% (a)(e)(f)	3,455,720	20,492
Series G, 8.00% (a)(e)(f)	4,301,275	25,507
Uber Technologies, Inc. Series D, 8.00% (a)(e)(f)	2,040,465	81,619
		591,737
Software - 0.1%
Carbon, Inc. Series D (f)	915,425	21,376
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	4,303,714	33,612
Delphix Corp. Series D (a)(e)(f)	3,712,687	26,954
		81,942

TOTAL INFORMATION TECHNOLOGY		673,679

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (a)(e)(f)	5,464,465	296,338
Series F (a)(e)(f)	253,732	13,760
		310,098
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(e)(f)	2,124,227	2,719
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,012,925)		1,575,324
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(h)	2,054	706
Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	110,540	101,835
9% 12/15/25 (c)	114,036	118,312
		220,147
TOTAL CORPORATE BONDS
(Cost $218,369)		220,853
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.93% (i)	3,340,471,464	3,341,140
Fidelity Securities Lending Cash Central Fund 1.92% (i)(j)	720,634,498	720,779
TOTAL MONEY MARKET FUNDS
(Cost $4,061,846)		4,061,919
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $64,417,469)		130,049,790
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,088,529)
NET ASSETS - 100%		$128,961,261

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,534,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,752,655,000 or 1.4% of net assets.

 (f) Level 3 security

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Lyft, Inc. Series I	6/27/18	$65,358
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 12/14/17	$44,039
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,654
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$20,480
Fidelity Securities Lending Cash Central Fund	6,725
Total	$27,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$--	$57,282	$9,443	$42,987	$(58,081)	$1,935,049
B2Gold Corp.	153,772	16,481	3,601	--	2,034	(29,125)	139,561
Birchcliff Energy Ltd.	73,246	4,954	2,712	695	(2,066)	6,285	79,707
Birchcliff Energy Ltd.	2,402	--	--	22	--	114	2,516
Centennial Resource Development, Inc. Class A	102,722	--	--	--	--	(9,027)	93,695
Centennial Resource Development, Inc. Class A	274,910	22,711	6,312	--	1,475	(25,484)	267,300
Centennial Resource Development, Inc. Class A	46,350	--	--	--	--	(4,073)	42,277
Clean TeQ Holdings Ltd.	--	39,494	534	--	(55)	(13,153)	25,752
Ivanhoe Mines Ltd.	172,912	--	2,819	--	2,034	(69,326)	102,801
Ivanhoe Mines Ltd.	49,727	--	811	--	(861)	(18,491)	29,564
Metro Bank PLC	287,797	--	6,855	--	5,143	(38,066)	248,019
Mettler-Toledo International, Inc.	1,077,667	12,443	131,552	--	47,116	(119,203)	886,471
Total	$4,248,930	$96,083	$212,478	$10,160	$97,807	$(377,630)	$3,852,712

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$20,637,552	$20,317,701	$159,670	$160,181
Consumer Staples	2,885,992	2,804,249	21,363	60,380
Energy	5,221,198	5,041,455	179,743	--
Financials	20,263,780	20,263,780	--	--
Health Care	11,900,000	11,573,301	73,098	253,601
Industrials	7,229,131	7,018,278	--	210,853
Information Technology	54,253,876	53,148,703	404,883	700,290
Materials	2,846,537	2,808,021	38,516	--
Real Estate	395,269	52,245	--	343,024
Telecommunication Services	111,857	109,138	--	2,719
Utilities	21,826	21,826	--	--
Corporate Bonds	220,853	--	220,147	706
Money Market Funds	4,061,919	4,061,919	--	--
Total Investments in Securities:	$130,049,790	$127,220,616	$1,097,420	$1,731,754

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	110,625
Cost of Purchases	92,118
Proceeds of Sales	(74,195)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,731,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$142,961

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018
Assets
Investment in securities, at value (including securities loaned of $696,276) — See accompanying schedule: Unaffiliated issuers (cost $58,695,240)	$122,135,159
Fidelity Central Funds (cost $4,061,846)	4,061,919
Other affiliated issuers (cost $1,660,383)	3,852,712
Total Investment in Securities (cost $64,417,469)		$130,049,790
Receivable for investments sold		353,756
Receivable for fund shares sold		73,188
Dividends receivable		32,534
Interest receivable		1,936
Distributions receivable from Fidelity Central Funds		6,023
Other receivables		7,531
Total assets		130,524,758
Liabilities
Payable for investments purchased	$237,001
Payable for fund shares redeemed	482,227
Accrued management fee	77,973
Other affiliated payables	12,136
Other payables and accrued expenses	33,621
Collateral on securities loaned	720,539
Total liabilities		1,563,497
Net Assets		$128,961,261
Net Assets consist of:
Paid in capital		$55,884,288
Distributions in excess of net investment income		(9,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,481,790
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,604,585
Net Assets		$128,961,261
Contrafund:
Net Asset Value, offering price and redemption price per share ($96,592,322 ÷ 731,301 shares)		$132.08
Class K:
Net Asset Value, offering price and redemption price per share ($32,368,939 ÷ 245,106 shares)		$132.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018
Investment Income
Dividends (including $10,160 earned from other affiliated issuers)		$485,646
Interest		9,020
Income from Fidelity Central Funds		27,205
Total income		521,871
Expenses
Management fee
Basic fee	$346,775
Performance adjustment	108,347
Transfer agent fees	69,773
Accounting and security lending fees	1,985
Custodian fees and expenses	1,131
Independent trustees' fees and expenses	281
Registration fees	467
Audit	143
Legal	98
Miscellaneous	476
Total expenses before reductions	529,476
Expense reductions	(2,923)
Total expenses after reductions		526,553
Net investment income (loss)		(4,682)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,713,398
Fidelity Central Funds	37
Other affiliated issuers	97,807
Foreign currency transactions	(659)
Total net realized gain (loss)		7,810,583
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,603)	4,064,640
Fidelity Central Funds	38
Other affiliated issuers	(377,630)
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		3,686,895
Net gain (loss)		11,497,478
Net increase (decrease) in net assets resulting from operations		$11,492,796

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,682)	$123,833
Net realized gain (loss)	7,810,583	12,356,263
Change in net unrealized appreciation (depreciation)	3,686,895	18,948,672
Net increase (decrease) in net assets resulting from operations	11,492,796	31,428,768
Distributions to shareholders from net investment income	–	(144,165)
Distributions to shareholders from net realized gain	(1,847,866)	(7,201,343)
Total distributions	(1,847,866)	(7,345,508)
Share transactions - net increase (decrease)	(3,256,695)	(3,575,375)
Total increase (decrease) in net assets	6,388,235	20,507,885
Net Assets
Beginning of period	122,573,026	102,065,141
End of period	$128,961,261	$122,573,026
Other Information
Distributions in excess of net investment income end of period	$(9,402)	$(4,720)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.42	$98.45	$98.92	$97.97	$96.14	$77.57
Income from Investment Operations
Net investment income (loss)A	(.02)	.10	.29	.33	.30	.33
Net realized and unrealized gain (loss)	11.54	31.42	2.99	5.89	8.67	25.70
Total from investment operations	11.52	31.52	3.28	6.22	8.97	26.03
Distributions from net investment income	–	(.12)	(.29)	(.31)	(.25)	(.13)
Distributions from net realized gain	(1.86)	(7.43)	(3.46)	(4.96)	(6.89)	(7.33)
Total distributions	(1.86)	(7.55)	(3.75)	(5.27)	(7.14)	(7.46)
Net asset value, end of period	$132.08	$122.42	$98.45	$98.92	$97.97	$96.14
Total ReturnB,C	9.53%	32.21%	3.36%	6.46%	9.56%	34.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%F	.74%	.68%	.71%	.64%	.67%
Expenses net of fee waivers, if any	.85%F	.74%	.68%	.71%	.64%	.67%
Expenses net of all reductions	.84%F	.74%	.68%	.70%	.64%	.66%
Net investment income (loss)	(.03)%F	.08%	.29%	.33%	.31%	.37%
Supplemental Data
Net assets, end of period (in millions)	$96,592	$89,874	$73,035	$77,724	$75,057	$74,962
Portfolio turnover rateG	34%F,H	29%H	41%H	35%H	45%H	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.35	$98.38	$98.84	$97.90	$96.07	$77.51
Income from Investment Operations
Net investment income (loss)A	.04	.20	.38	.43	.40	.42
Net realized and unrealized gain (loss)	11.53	31.43	3.01	5.88	8.68	25.70
Total from investment operations	11.57	31.63	3.39	6.31	9.08	26.12
Distributions from net investment income	–	(.23)	(.39)	(.41)	(.36)	(.23)
Distributions from net realized gain	(1.86)	(7.43)	(3.46)	(4.96)	(6.89)	(7.33)
Total distributions	(1.86)	(7.66)	(3.85)	(5.37)	(7.25)	(7.56)
Net asset value, end of period	$132.06	$122.35	$98.38	$98.84	$97.90	$96.07
Total ReturnB,C	9.58%	32.34%	3.48%	6.55%	9.68%	34.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%F	.65%	.58%	.61%	.54%	.56%
Expenses net of fee waivers, if any	.76%F	.65%	.58%	.61%	.54%	.56%
Expenses net of all reductions	.76%F	.65%	.58%	.61%	.54%	.56%
Net investment income (loss)	.06%F	.17%	.39%	.43%	.41%	.48%
Supplemental Data
Net assets, end of period (in millions)	$32,369	$32,699	$29,031	$31,560	$34,479	$35,982
Portfolio turnover rateG	34%F,H	29%H	41%H	35%H	45%H	46%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 706	Recovery value	Recovery value	34.4%	Increase
Equities	$ 1,731,048	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 - 12.2 / 8.9	Increase
			Transaction price	$9.15 - $60.00 / $52.37	Increase
			Discount rate	6.0% - 73.0% / 17.5%	Decrease
			Discount for lack of marketability	15.0% - 25.0% / 18.7%	Decrease
			Premium rate	7.5% - 76.3% / 63.4%	Increase
		Market approach	Transaction price	$0.81 - $350.00 / $98.00	Increase
			Conversion ratio	1.6	Increase
		Discount Cash Flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $5,064 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,432,289
Gross unrealized depreciation	(891,585)
Net unrealized appreciation (depreciation)	$65,540,704
Tax cost	$64,509,086

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $44,039 in these Subsidiaries, representing .03% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $21,002,997 and $24,902,172, respectively.

Redemptions In-Kind. During the period, 23,182 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $2,942,277. The net realized gain of $1,919,080 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 34,843 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,859,301. The Fund had a net realized gain of $2,473,373 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$62,283.13
Class K	7,490.05
	$69,773

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate in the amount of less than 0.05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $470 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 12,089 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $1,457,574. The Fund had a net realized gain of $960,358 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $179 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $12,073. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,725, including $412 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,304 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $618.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Contrafund	$–	$84,830
Class K	–	59,335
Total	$–	$144,165
From net realized gain
Contrafund	$1,356,966	$5,246,866
Class K	490,900	1,954,477
Total	$1,847,866	$7,201,343

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Contrafund
Shares sold	50,457	71,526	$6,464,670	$8,237,249
Reinvestment of distributions	10,540	42,081	1,287,614	5,053,714
Shares redeemed	(63,842)(a)	(121,285)(b)	(8,195,113)(a)	(13,776,639)(b)
Net increase (decrease)	(2,845)	(7,678)	$(442,829)	$(485,676)
Class K
Shares sold	25,118	43,515	$3,230,352	$4,990,930
Reinvestment of distributions	4,020	16,789	490,898	2,013,806
Shares redeemed	(51,297)(a)	(88,136)(b)	(6,535,116)(a)	(10,094,435)(b)
Net increase (decrease)	(22,159)	(27,832)	$(2,813,866)	$(3,089,699)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Contrafund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of June 30, 2018, the related statement of operations for the six months ended June 30, 2018, the statement of changes in net assets for the six months ended June 30, 2018 and for the year ended December 31, 2017, including the related notes, and the financial highlights for the six months ended June 30, 2018 and for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2018 and for the year ended December 31, 2017 and the financial highlights for the six months ended June 30, 2018 and for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Contrafund	.85%
Actual		$1,000.00	$1,095.30	$4.42
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class K	.76%
Actual		$1,000.00	$1,095.80	$3.95
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

CON-K-SANN-0818
1.863194.109

Fidelity Advisor® New Insights Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Amazon.com, Inc.	5.9
Facebook, Inc. Class A	5.1
Alphabet, Inc. Class A	2.9
Microsoft Corp.	2.7
Netflix, Inc.	2.6
Visa, Inc. Class A	2.3
UnitedHealth Group, Inc.	2.2
Berkshire Hathaway, Inc. Class A	2.2
Adobe Systems, Inc.	2.2
Bank of America Corp.	2.1
30.2

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	31.9
Consumer Discretionary	16.7
Financials	14.1
Health Care	10.1
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	95.1%
Bonds	0.2%
Convertible Securities	1.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 10.2%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)	444,500	$25,852
Automobiles - 0.6%
Fiat Chrysler Automobiles NV	5,136,300	97,025
Tesla, Inc. (a)	205,868	70,602
Toyota Motor Corp.	186,000	12,028
		179,655
Distributors - 0.1%
Pool Corp.	222,400	33,694
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	622,834	17,309
Weight Watchers International, Inc. (a)	364,960	36,897
		54,206
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	5,251,200	194,820
Chipotle Mexican Grill, Inc. (a)	41,400	17,859
Domino's Pizza, Inc.	62,600	17,664
Dunkin' Brands Group, Inc.	552,300	38,147
Eldorado Resorts, Inc. (a)	77,900	3,046
Hilton Worldwide Holdings, Inc.	833,333	65,967
Las Vegas Sands Corp.	165,700	12,653
Marriott International, Inc. Class A	729,200	92,317
McDonald's Corp.	555,400	87,026
Shake Shack, Inc. Class A (a)	29,300	1,939
U.S. Foods Holding Corp. (a)	2,146,800	81,192
Vail Resorts, Inc.	20,000	5,484
		618,114
Household Durables - 0.8%
D.R. Horton, Inc.	1,929,924	79,127
Newell Brands, Inc.	1,881,400	48,521
NVR, Inc. (a)	17,200	51,090
Toll Brothers, Inc.	1,426,600	52,770
		231,508
Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (a)	993,340	1,688,473
Netflix, Inc. (a)	1,886,600	738,472
Ocado Group PLC (a)	110,200	1,494
Start Today Co. Ltd.	361,056	13,093
The Booking Holdings, Inc. (a)	69,917	141,728
		2,583,260
Leisure Products - 0.1%
Mattel, Inc. (b)	2,041,100	33,515
Spin Master Corp. (a)(c)	40,600	1,800
		35,315
Media - 0.4%
Discovery Communications, Inc. Class A (a)	104,900	2,885
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,039,900	38,611
Liberty SiriusXM Series A (a)	536,080	24,150
Live Nation Entertainment, Inc. (a)	102,600	4,983
Sirius XM Holdings, Inc.	3,010,900	20,384
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	2,267	0
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	13,215,782	33,039
		124,052
Multiline Retail - 0.4%
Dollar General Corp.	695,000	68,527
Ollie's Bargain Outlet Holdings, Inc. (a)	485,810	35,221
		103,748
Specialty Retail - 1.4%
AutoZone, Inc. (a)	106,634	71,544
Burlington Stores, Inc. (a)	83,000	12,494
Home Depot, Inc.	458,100	89,375
Tiffany & Co., Inc.	788,100	103,714
TJX Companies, Inc.	1,049,567	99,898
Urban Outfitters, Inc. (a)	217,600	9,694
		386,719
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	270,207	58,992
Brunello Cucinelli SpA	1,809,352	80,821
Canada Goose Holdings, Inc. (a)	100,800	5,928
China Hongxing Sports Ltd. (f)	6,000,000	250
Hermes International SCA	77,200	47,223
Kering SA	41,300	23,324
lululemon athletica, Inc. (a)	61,200	7,641
LVMH Moet Hennessy - Louis Vuitton SA	34,165	11,343
NIKE, Inc. Class B	110,466	8,802
PVH Corp.	43,300	6,483
Ralph Lauren Corp.	13,700	1,722
Tapestry, Inc.	236,700	11,056
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	1,625,300	36,537
VF Corp.	193,500	15,774
		315,896

TOTAL CONSUMER DISCRETIONARY		4,692,019

CONSUMER STAPLES - 4.4%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	168,100	36,792
Dr. Pepper Snapple Group, Inc.	117,100	14,286
Fever-Tree Drinks PLC	1,183,305	52,941
Kweichow Moutai Co. Ltd. (A Shares)	81,600	9,015
Molson Coors Brewing Co. Class B	923,000	62,801
Monster Beverage Corp. (a)	239,700	13,735
The Coca-Cola Co.	171,800	7,535
		197,105
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	594,981	124,339
Performance Food Group Co. (a)	315,500	11,579
Tesco PLC	1,056,058	3,573
Walmart, Inc.	2,171,100	185,955
		325,446
Food Products - 0.5%
Associated British Foods PLC	1,036,892	37,468
Greencore Group PLC	15,646,423	38,387
Post Holdings, Inc. (a)	20,900	1,798
The Hershey Co.	630,000	58,628
The Simply Good Foods Co.	401,900	5,803
		142,084
Household Products - 0.2%
Reckitt Benckiser Group PLC	619,600	50,909
Personal Products - 1.4%
Coty, Inc. Class A	3,048,500	42,984
Estee Lauder Companies, Inc. Class A	1,603,302	228,775
Kao Corp.	168,800	12,883
L'Oreal SA	223,101	55,104
Shiseido Co. Ltd.	189,200	15,035
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,029,300	57,349
		412,130
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	935,800	47,211
Philip Morris International, Inc.	993,800	80,239
		127,450

TOTAL CONSUMER STAPLES		1,255,124

ENERGY - 7.1%
Energy Equipment & Services - 0.5%
Borr Drilling Ltd. (a)	15,662,000	74,999
Oceaneering International, Inc.	2,309,017	58,788
		133,787
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	1,700,046	124,528
Birchcliff Energy Ltd.	3,092,774	11,339
Birchcliff Energy Ltd. (a)(c)	585,400	2,146
BP PLC	3,289,853	25,031
Cabot Oil & Gas Corp.	2,288,980	54,478
Canadian Natural Resources Ltd.	1,324,300	47,798
Centennial Resource Development, Inc.:
Class A (a)	1,224,500	22,114
Class A (a)	2,588,618	46,750
Class A (a)(e)	555,400	10,031
Cheniere Energy, Inc. (a)	972,300	63,384
Chevron Corp.	1,497,300	189,304
Cimarex Energy Co.	374,400	38,091
Concho Resources, Inc. (a)	255,700	35,376
Concho Resources, Inc. (a)	25,680	3,553
ConocoPhillips Co.	3,369,850	234,609
Continental Resources, Inc. (a)	792,619	51,330
Diamondback Energy, Inc.	894,582	117,700
Encana Corp.	969,100	12,657
EOG Resources, Inc.	999,300	124,343
Golar LNG Ltd.	1,608,700	47,392
GoviEx Uranium, Inc. (a)	851,865	149
GoviEx Uranium, Inc. (a)(c)	23,200	4
GoviEx Uranium, Inc. Class A (a)(c)	2,625,135	459
Hess Corp.	758,300	50,723
Marathon Oil Corp.	78,100	1,629
Noble Energy, Inc.	1,454,861	51,327
Occidental Petroleum Corp.	148,800	12,452
Phillips 66 Co.	494,000	55,481
Pioneer Natural Resources Co.	468,100	88,583
PrairieSky Royalty Ltd.	267,500	5,280
Reliance Industries Ltd.	3,512,573	49,895
Southwestern Energy Co. (a)	1,797,800	9,528
Suncor Energy, Inc.	415,000	16,889
The Williams Companies, Inc.	2,925,900	79,321
Valero Energy Corp.	402,274	44,584
Whiting Petroleum Corp. (a)	508,200	26,792
Williams Partners LP	3,229,952	131,104
		1,886,154

TOTAL ENERGY		2,019,941

FINANCIALS - 14.0%
Banks - 6.8%
Bank of America Corp.	21,122,627	595,447
Citigroup, Inc.	5,531,700	370,181
First Republic Bank	551,600	53,389
HDFC Bank Ltd. sponsored ADR	1,687,572	177,229
JPMorgan Chase & Co.	3,204,600	333,919
Kotak Mahindra Bank Ltd. (a)	1,622,972	31,837
M&T Bank Corp.	170,912	29,081
Metro Bank PLC (a)	1,189,532	50,801
PNC Financial Services Group, Inc.	909,065	122,815
SunTrust Banks, Inc.	1,008,100	66,555
U.S. Bancorp	1,797,114	89,892
		1,921,146
Capital Markets - 1.8%
Bank of New York Mellon Corp.	1,362,539	73,482
BlackRock, Inc. Class A	73,900	36,879
Charles Schwab Corp.	1,990,400	101,709
KKR & Co. LP	2,135,828	53,075
Morgan Stanley	1,895,100	89,828
MSCI, Inc.	294,309	48,688
S&P Global, Inc.	234,390	47,790
The NASDAQ OMX Group, Inc.	690,100	62,985
		514,436
Consumer Finance - 0.4%
American Express Co.	543,600	53,273
Synchrony Financial	1,428,800	47,693
		100,966
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class A (a)	2,240	631,770
Insurance - 2.7%
Admiral Group PLC	696,169	17,526
AIA Group Ltd.	5,011,200	43,817
American International Group, Inc.	2,855,600	151,404
Arch Capital Group Ltd. (a)	1,355,400	35,864
Chubb Ltd.	1,167,985	148,357
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,300	37,711
First American Financial Corp.	922,700	47,722
FNF Group	2,216,500	83,385
Marsh & McLennan Companies, Inc.	529,108	43,371
MetLife, Inc.	2,086,900	90,989
The Travelers Companies, Inc.	533,200	65,232
		765,378
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	2,351,789	38,146

TOTAL FINANCIALS		3,971,842

HEALTH CARE - 9.8%
Biotechnology - 1.7%
Acceleron Pharma, Inc. (a)	36,800	1,786
Agios Pharmaceuticals, Inc. (a)	898,962	75,720
Alnylam Pharmaceuticals, Inc. (a)	30,500	3,004
Amgen, Inc.	676,599	124,893
AnaptysBio, Inc. (a)	59,800	4,248
Arena Pharmaceuticals, Inc. (a)	241,100	10,512
Array BioPharma, Inc. (a)	310,500	5,210
bluebird bio, Inc. (a)	40,000	6,278
Celgene Corp. (a)	45,700	3,629
CSL Ltd.	12,228	1,743
FibroGen, Inc. (a)	335,331	20,992
Gilead Sciences, Inc.	394,300	27,932
Heron Therapeutics, Inc. (a)	87,100	3,384
Insmed, Inc. (a)	178,000	4,210
Intrexon Corp. (a)(b)	679,746	9,476
Neurocrine Biosciences, Inc. (a)	174,760	17,168
Olivo Labs (a)(e)(f)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	53,000	18,284
Sage Therapeutics, Inc. (a)	75,800	11,865
Sarepta Therapeutics, Inc. (a)	23,000	3,040
Vertex Pharmaceuticals, Inc. (a)	684,600	116,355
Wuxi Biologics (Cayman), Inc.	156,500	1,742
		471,471
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	33,500	13,703
Align Technology, Inc. (a)	8,221	2,813
Baxter International, Inc.	1,194,700	88,217
Becton, Dickinson & Co.	479,204	114,798
Boston Scientific Corp. (a)	6,616,924	216,373
Danaher Corp.	925,100	91,289
DexCom, Inc. (a)	979,200	93,004
Edwards Lifesciences Corp. (a)	316,200	46,029
I-Pulse, Inc. (a)(f)	58,562	298
Intuitive Surgical, Inc. (a)	226,900	108,567
Penumbra, Inc. (a)	51,649	7,135
ResMed, Inc.	94,543	9,793
		792,019
Health Care Providers & Services - 3.2%
Anthem, Inc.	65,900	15,686
Centene Corp. (a)	14,300	1,762
HealthEquity, Inc. (a)	171,100	12,850
Henry Schein, Inc. (a)	722,562	52,487
Humana, Inc.	203,500	60,568
National Vision Holdings, Inc.	1,143,600	41,821
OptiNose, Inc.	30,800	862
Ryman Healthcare Group Ltd.	3,632,394	29,449
UnitedHealth Group, Inc.	2,575,800	631,947
Universal Health Services, Inc. Class B	500,200	55,742
		903,174
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,325,100	5,632
Cerner Corp. (a)	768,530	45,950
Veeva Systems, Inc. Class A (a)	239,800	18,431
		70,013
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	951,900	58,865
Bruker Corp.	1,083,000	31,450
Eurofins Scientific SA	83,142	46,255
Mettler-Toledo International, Inc. (a)	221,500	128,167
Morphosys AG (a)	16,100	1,974
PRA Health Sciences, Inc. (a)	171,000	15,965
Thermo Fisher Scientific, Inc.	471,769	97,722
		380,398
Pharmaceuticals - 0.6%
AstraZeneca PLC sponsored ADR	185,600	6,516
Catalent, Inc. (a)	791,400	33,152
Idorsia Ltd.	7,210	191
Ipsen SA	23,200	3,640
Jazz Pharmaceuticals PLC (a)	52,200	8,994
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	147,900	1,692
MyoKardia, Inc. (a)	37,700	1,872
Nektar Therapeutics (a)	546,500	26,686
Perrigo Co. PLC	644,100	46,961
resTORbio, Inc.	935,784	8,134
Roche Holding AG (participation certificate)	8,562	1,900
Supernus Pharmaceuticals, Inc. (a)	30,400	1,819
Teva Pharmaceutical Industries Ltd. sponsored ADR	886,100	21,550
		163,107

TOTAL HEALTH CARE		2,780,182

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.1%
General Dynamics Corp.	810,700	151,123
Huntington Ingalls Industries, Inc.	123,800	26,839
Kratos Defense & Security Solutions, Inc. (a)(b)	1,587,490	18,272
Northrop Grumman Corp.	646,254	198,852
Raytheon Co.	146,500	28,301
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	247,745	41,869
Class C (e)(f)	4,546	768
Teledyne Technologies, Inc. (a)	255,400	50,840
The Boeing Co.	178,900	60,023
TransDigm Group, Inc.	27,300	9,422
		586,309
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	632,700	52,932
Expeditors International of Washington, Inc.	141,400	10,336
FedEx Corp.	58,163	13,206
XPO Logistics, Inc. (a)	348,700	34,933
		111,407
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	1,493,040	170,550
Southwest Airlines Co.	160,800	8,182
Wizz Air Holdings PLC (a)(c)	37,847	1,798
		180,530
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	506,389	27,188
Jeld-Wen Holding, Inc. (a)	652,800	18,664
Masco Corp.	938,000	35,100
Toto Ltd.	2,632,300	122,206
		203,158
Commercial Services & Supplies - 0.5%
Cintas Corp.	201,924	37,370
Copart, Inc. (a)	93,400	5,283
KAR Auction Services, Inc.	990,600	54,285
Stericycle, Inc. (a)	439,500	28,695
TulCo LLC (d)(e)(f)	17,377	6,082
		131,715
Electrical Equipment - 0.5%
AMETEK, Inc.	132,100	9,532
Fortive Corp.	1,182,434	91,177
Melrose Industries PLC	19,502,180	54,745
		155,454
Industrial Conglomerates - 0.6%
3M Co.	62,800	12,354
General Electric Co.	11,193,000	152,337
Roper Technologies, Inc.	16,700	4,608
		169,299
Machinery - 0.7%
Caterpillar, Inc.	67,700	9,185
Deere & Co.	417,900	58,422
Donaldson Co., Inc.	965,800	43,577
Gardner Denver Holdings, Inc. (a)	401,400	11,797
IDEX Corp.	13,000	1,774
PACCAR, Inc.	329,900	20,441
Pentair PLC	535,700	22,542
Rational AG	55,300	36,100
Rexnord Corp. (a)	386,220	11,224
		215,062
Professional Services - 0.4%
CoStar Group, Inc. (a)	16,600	6,850
FTI Consulting, Inc. (a)	170,200	10,294
IHS Markit Ltd. (a)	240,000	12,382
Recruit Holdings Co. Ltd.	363,800	10,075
Robert Half International, Inc.	81,300	5,293
SR Teleperformance SA	12,000	2,120
TransUnion Holding Co., Inc.	859,262	61,558
		108,572
Road & Rail - 0.3%
CSX Corp.	731,900	46,681
Genesee & Wyoming, Inc. Class A (a)	556,500	45,255
		91,936
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	341,300	14,324
Bunzl PLC	1,837,100	55,643
HD Supply Holdings, Inc. (a)	41,800	1,793
W.W. Grainger, Inc.	112,805	34,789
		106,549

TOTAL INDUSTRIALS		2,059,991

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	232,304	59,816
Cisco Systems, Inc.	4,850,000	208,696
		268,512
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	4,355,069	379,544
CDW Corp.	609,500	49,242
Dolby Laboratories, Inc. Class A	204,042	12,587
FLIR Systems, Inc.	31,900	1,658
Keyence Corp.	2,900	1,639
Zebra Technologies Corp. Class A (a)	22,800	3,266
		447,936
Internet Software & Services - 10.3%
Akamai Technologies, Inc. (a)	834,500	61,110
Alibaba Group Holding Ltd. sponsored ADR (a)	46,200	8,571
Alphabet, Inc.:
Class A (a)	730,723	825,125
Class C (a)	193,100	215,432
CarGurus, Inc. Class A	287,992	10,005
Coupa Software, Inc. (a)	99,164	6,172
DocuSign, Inc. (b)	28,500	1,509
Dropbox, Inc.:
Class A (a)(b)	183,400	5,946
Class B	1,167,414	35,955
eBay, Inc. (a)	617,500	22,391
Facebook, Inc. Class A(a)	7,446,501	1,447,004
GoDaddy, Inc. (a)	729,400	51,496
GrubHub, Inc. (a)	99,600	10,449
LogMeIn, Inc.	420,936	43,462
Mercari, Inc. (a)	61,800	2,531
MongoDB, Inc. Class A	107,600	5,340
New Relic, Inc. (a)	220,300	22,160
Nutanix, Inc.:
Class A (a)	29,300	1,511
Class B (a)(c)	783,938	40,428
Okta, Inc. (a)	444,700	22,400
Shopify, Inc. Class A (a)	189,700	27,663
Spotify Technology SA (a)	31,500	5,300
SurveyMonkey (a)(e)(f)	2,069,881	25,584
Tencent Holdings Ltd.	507,600	25,489
Wix.com Ltd. (a)	58,600	5,878
		2,928,911
IT Services - 5.8%
Accenture PLC Class A	161,940	26,492
Adyen BV (c)	26,076	14,366
ASAC II LP (a)(e)(f)	9,408,021	1,581
EPAM Systems, Inc. (a)	114,500	14,236
Fidelity National Information Services, Inc.	416,230	44,133
First Data Corp. Class A (a)	4,022,403	84,189
Fiserv, Inc. (a)	913,814	67,704
FleetCor Technologies, Inc. (a)	253,800	53,463
Global Payments, Inc.	365,192	40,715
Leidos Holdings, Inc.	1,141,100	67,325
MasterCard, Inc. Class A	946,348	185,976
Netcompany Group A/S	75,700	2,773
PayPal Holdings, Inc. (a)	4,828,114	402,037
Square, Inc. (a)	118,000	7,274
Visa, Inc. Class A	4,839,767	641,027
Worldpay, Inc. (a)	82,800	6,771
		1,660,062
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	924,300	13,855
Analog Devices, Inc.	162,900	15,625
Intel Corp.	871,900	43,342
NVIDIA Corp.	640,000	151,616
Qorvo, Inc. (a)	21,700	1,740
Qualcomm, Inc.	1,554,400	87,233
Texas Instruments, Inc.	656,139	72,339
		385,750
Software - 11.0%
Activision Blizzard, Inc.	4,607,632	351,654
Adobe Systems, Inc. (a)	2,533,986	617,811
ANSYS, Inc. (a)	383,200	66,746
Aspen Technology, Inc. (a)	548,600	50,877
Atlassian Corp. PLC (a)	643,250	40,216
Black Knight, Inc. (a)	1,231,850	65,966
CDK Global, Inc.	171,794	11,175
Electronic Arts, Inc. (a)	714,700	100,787
Intuit, Inc.	386,317	78,926
Microsoft Corp.	7,735,831	762,830
Parametric Technology Corp. (a)	123,400	11,576
Paycom Software, Inc. (a)	260,981	25,793
RealPage, Inc. (a)	150,900	8,315
Red Hat, Inc. (a)	300,968	40,441
RingCentral, Inc. (a)	274,700	19,325
Salesforce.com, Inc. (a)	4,242,311	578,651
Splunk, Inc. (a)	48,800	4,837
SS&C Technologies Holdings, Inc.	654,924	33,991
Tableau Software, Inc. (a)	130,400	12,747
Tanium, Inc. Class B (a)(e)(f)	692,100	4,696
Trion World, Inc. (a)(e)(f)	702,569	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	27,981	0
Ultimate Software Group, Inc. (a)	376,403	96,852
Workday, Inc. Class A (a)	1,172,325	141,992
Zendesk, Inc. (a)	199,751	10,884
Zscaler, Inc. (a)(b)	58,900	2,106
		3,139,194
Technology Hardware, Storage & Peripherals - 0.1%
HP, Inc.	681,300	15,459
Pure Storage, Inc. Class A (a)	302,500	7,224
		22,683

TOTAL INFORMATION TECHNOLOGY		8,853,048

MATERIALS - 2.2%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	294,600	45,878
DowDuPont, Inc.	1,155,700	76,184
Ecolab, Inc.	11,900	1,670
LyondellBasell Industries NV Class A	233,400	25,639
Nutrien Ltd.	723,720	39,372
Sherwin-Williams Co.	173,200	70,591
Westlake Chemical Corp.	318,900	34,323
		293,657
Construction Materials - 0.1%
nVent Electric PLC (a)	439,800	11,039
Containers & Packaging - 0.1%
WestRock Co.	587,506	33,500
Metals & Mining - 1.0%
ArcelorMittal SA Class A unit (b)	252,900	7,278
B2Gold Corp. (a)	33,019,132	85,647
BHP Billiton Ltd.	211,852	5,301
Franco-Nevada Corp.	1,323,961	96,630
Ivanhoe Mines Ltd. (a)	7,931,000	16,289
Kirkland Lake Gold Ltd.	819,952	17,364
Newcrest Mining Ltd.	1,903,565	30,710
Novagold Resources, Inc. (a)	3,369,572	15,097
Nucor Corp.	128,200	8,013
Steel Dynamics, Inc.	216,378	9,943
		292,272

TOTAL MATERIALS		630,468

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	713,675	102,891
Spirit MTA REIT (a)	383,690	3,952
Spirit Realty Capital, Inc.	3,836,900	30,810
		137,653
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	375,805	4,228
Realogy Holdings Corp. (b)	1,812,200	41,318
		45,546

TOTAL REAL ESTATE		183,199

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	2,679,200	134,791
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	221,800	13,253

TOTAL TELECOMMUNICATION SERVICES		148,044

UTILITIES - 1.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	1,739,000	73,594
Duke Energy Corp.	1,403,500	110,989
Exelon Corp.	2,076,800	88,472
IDACORP, Inc.	400,000	36,896
Southern Co.	1,709,900	79,185
Vistra Energy Corp. (a)	70,800	1,675
Xcel Energy, Inc.	1,942,200	88,720
		479,531
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	51,500	1,581

TOTAL UTILITIES		481,112

TOTAL COMMON STOCKS
(Cost $15,419,211)		27,074,970

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(e)(f)	7,091,632	142
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(e)(f)	692,463	27,782
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. Series D (e)(f)	1,324,673	21,247

TOTAL CONSUMER DISCRETIONARY		49,171

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	21,314	8,324
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(e)(f)	10,791,166	26,654
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(e)(f)	166,247	2,665
Series F (e)(f)	462,756	7,418
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	516,522	30,991
		41,074
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D, (e)(f)	2,225,827	22,859
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(e)(f)	1,159,721	8,274

TOTAL HEALTH CARE		72,207

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	145,254	24,548
Series H (e)(f)	42,094	7,114
		31,662
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Lyft, Inc.:
Series H (e)(f)	697,377	33,024
Series I (e)(f)	692,277	32,782
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	13,203,155	78,295
Series F, 8.00% (a)(e)(f)	8,808,645	52,235
Series G, 8.00% (a)(e)(f)	1,676,465	9,941
		206,277
Software - 0.1%
Magic Leap, Inc. Series D (e)(f)	555,556	15,000

TOTAL INFORMATION TECHNOLOGY		221,277

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(e)(f)	35,018	1,899
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $327,750)		411,194
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (e)(f)(g)	313	108
Nonconvertible Bonds - 0.2%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (c)(h)	39,145	13,701
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (c)	15,350	14,141
9% 12/15/25 (c)	15,888	16,484
		30,625

TOTAL NONCONVERTIBLE BONDS		44,326

TOTAL CORPORATE BONDS
(Cost $57,477)		44,434
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $50,430)	50,430,153	26,980

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.93% (i)	820,502,146	820,666
Fidelity Securities Lending Cash Central Fund 1.92% (i)(j)	93,164,110	93,183
TOTAL MONEY MARKET FUNDS
(Cost $913,803)		913,849
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,768,671)		28,471,427
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,452
NET ASSETS - 100%		$28,473,879

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,327,000 or 0.4% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $561,931,000 or 2.0% of net assets.

 (f) Level 3 security

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D,	5/4/18	$22,859
Centennial Resource Development, Inc. Class A	12/28/16	$8,076
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Lyft, Inc. Series H	11/22/17	$27,718
Lyft, Inc. Series I	6/27/18	$32,782
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
SurveyMonkey	12/15/14	$34,050
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,758
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,628
Fidelity Securities Lending Cash Central Fund	722
Total	$6,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,741,190	$4,635,359	$23,371	$82,460
Consumer Staples	1,263,448	1,143,293	111,831	8,324
Energy	2,019,941	1,994,910	25,031	--
Financials	3,998,496	3,971,842	--	26,654
Health Care	2,852,389	2,769,850	10,034	72,505
Industrials	2,091,653	2,011,272	--	80,381
Information Technology	9,074,325	8,759,743	61,444	253,138
Materials	630,468	625,167	5,301	--
Real Estate	185,098	183,199	--	1,899
Telecommunication Services	148,044	148,044	--	--
Utilities	481,112	481,112	--	--
Corporate Bonds	44,434	--	44,326	108
Other	26,980	--	--	26,980
Money Market Funds	913,849	913,849	--	--
Total Investments in Securities:	$28,471,427	$27,637,640	$281,338	$552,449

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$504,148
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	10,108
Cost of Purchases	55,665
Proceeds of Sales	(17,472)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$552,449
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$17,761

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Canada	1.7%
United Kingdom	1.7%
Ireland	1.3%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,107) — See accompanying schedule: Unaffiliated issuers (cost $15,854,868)	$27,557,578
Fidelity Central Funds (cost $913,803)	913,849
Total Investment in Securities (cost $16,768,671)		$28,471,427
Cash		1
Restricted cash		789
Receivable for investments sold		172,461
Receivable for fund shares sold		16,101
Dividends receivable		14,982
Interest receivable		1,196
Distributions receivable from Fidelity Central Funds		1,012
Other receivables		1,588
Total assets		28,679,557
Liabilities
Payable for investments purchased	$45,933
Payable for fund shares redeemed	38,020
Accrued management fee	15,312
Distribution and service plan fees payable	5,153
Other affiliated payables	4,036
Other payables and accrued expenses	4,113
Collateral on securities loaned	93,111
Total liabilities		205,678
Net Assets		$28,473,879
Net Assets consist of:
Paid in capital		$15,401,617
Distributions in excess of net investment income		(5,962)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,378,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,699,766
Net Assets		$28,473,879
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,832,110 ÷ 176,222 shares)		$33.10
Maximum offering price per share (100/94.25 of $33.10)		$35.12
Class M:
Net Asset Value and redemption price per share ($1,944,480 ÷ 60,786 shares)		$31.99
Maximum offering price per share (100/96.50 of $31.99)		$33.15
Class C:
Net Asset Value and offering price per share ($3,645,334 ÷ 125,927 shares)(a)		$28.95
Class I:
Net Asset Value, offering price and redemption price per share ($15,072,591 ÷ 445,342 shares)		$33.84
Class Z:
Net Asset Value, offering price and redemption price per share ($1,979,364 ÷ 58,400 shares)		$33.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$153,681
Interest		1,221
Income from Fidelity Central Funds		6,350
Total income		161,252
Expenses
Management fee
Basic fee	$77,028
Performance adjustment	14,598
Transfer agent fees	23,131
Distribution and service plan fees	30,806
Accounting and security lending fees	993
Custodian fees and expenses	295
Independent trustees' fees and expenses	63
Registration fees	202
Audit	127
Legal	24
Miscellaneous	108
Total expenses before reductions	147,375
Expense reductions	(904)
Total expenses after reductions		146,471
Net investment income (loss)		14,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,418,323
Foreign currency transactions	196
Total net realized gain (loss)		1,418,519
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,419)	705,141
Fidelity Central Funds	6
Assets and liabilities in foreign currencies	(97)
Total change in net unrealized appreciation (depreciation)		705,050
Net gain (loss)		2,123,569
Net increase (decrease) in net assets resulting from operations		$2,138,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,781	$40,194
Net realized gain (loss)	1,418,519	2,650,791
Change in net unrealized appreciation (depreciation)	705,050	3,783,147
Net increase (decrease) in net assets resulting from operations	2,138,350	6,474,132
Distributions to shareholders from net investment income	–	(45,645)
Distributions to shareholders from net realized gain	(602,358)	(2,034,583)
Total distributions	(602,358)	(2,080,228)
Share transactions - net increase (decrease)	(837,027)	(1,016,987)
Total increase (decrease) in net assets	698,965	3,376,917
Net Assets
Beginning of period	27,774,914	24,397,997
End of period	$28,473,879	$27,774,914
Other Information
Distributions in excess of net investment income end of period	$(5,962)	$(20,743)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.38	$26.44	$26.14	$26.67	$26.32	$22.75
Income from Investment Operations
Net investment income (loss)A	.01	.04	.06	.05	.04	.01
Net realized and unrealized gain (loss)	2.39	7.29	1.56	.57	2.34	7.21
Total from investment operations	2.40	7.33	1.62	.62	2.38	7.22
Distributions from net investment income	–	–B	(.04)	(.02)	–	–
Distributions from net realized gain	(.68)	(2.39)	(1.28)	(1.13)	(2.03)	(3.65)
Total distributions	(.68)	(2.39)	(1.32)	(1.15)	(2.03)	(3.65)
Net asset value, end of period	$33.10	$31.38	$26.44	$26.14	$26.67	$26.32
Total ReturnC,D,E	7.82%	27.98%	6.31%	2.39%	9.20%	32.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	.94%	.89%	.92%	.92%	.94%
Expenses net of fee waivers, if any	1.08%H	.94%	.89%	.91%	.92%	.94%
Expenses net of all reductions	1.07%H	.93%	.88%	.91%	.92%	.94%
Net investment income (loss)	.06%H	.12%	.24%	.20%	.13%	.02%
Supplemental Data
Net assets, end of period (in millions)	$5,832	$5,612	$6,873	$7,920	$8,475	$8,634
Portfolio turnover rateI	33%H	30%	42%	47%	62%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.39	$25.73	$25.51	$26.10	$25.84	$22.44
Income from Investment Operations
Net investment income (loss)A	(.03)	(.04)	–B	(.01)	(.03)	(.06)
Net realized and unrealized gain (loss)	2.31	7.09	1.50	.55	2.31	7.11
Total from investment operations	2.28	7.05	1.50	.54	2.28	7.05
Distributions from net investment income	–	–B	–B	–	–	–
Distributions from net realized gain	(.68)	(2.39)	(1.28)	(1.13)	(2.02)	(3.65)
Total distributions	(.68)	(2.39)	(1.28)	(1.13)	(2.02)	(3.65)
Net asset value, end of period	$31.99	$30.39	$25.73	$25.51	$26.10	$25.84
Total ReturnC,D,E	7.67%	27.66%	6.01%	2.14%	8.98%	32.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.18%	1.14%	1.17%	1.17%	1.18%
Expenses net of fee waivers, if any	1.33%H	1.18%	1.14%	1.16%	1.17%	1.18%
Expenses net of all reductions	1.32%H	1.18%	1.13%	1.16%	1.17%	1.18%
Net investment income (loss)	(.19)%H	(.13)%	(.01)%	(.05)%	(.11)%	(.22)%
Supplemental Data
Net assets, end of period (in millions)	$1,944	$1,926	$1,849	$2,071	$2,219	$2,134
Portfolio turnover rateI	33%H	30%	42%	47%	62%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.63	$23.69	$23.70	$24.45	$24.45	$21.49
Income from Investment Operations
Net investment income (loss)A	(.10)	(.17)	(.12)	(.14)	(.16)	(.18)
Net realized and unrealized gain (loss)	2.10	6.50	1.39	.52	2.18	6.79
Total from investment operations	2.00	6.33	1.27	.38	2.02	6.61
Distributions from net investment income	–	–B	–B	–	–	–
Distributions from net realized gain	(.68)	(2.39)	(1.28)	(1.13)	(2.02)	(3.65)
Total distributions	(.68)	(2.39)	(1.28)	(1.13)	(2.02)	(3.65)
Net asset value, end of period	$28.95	$27.63	$23.69	$23.70	$24.45	$24.45
Total ReturnC,D,E	7.42%	26.99%	5.49%	1.63%	8.43%	31.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%H	1.68%	1.64%	1.67%	1.67%	1.69%
Expenses net of fee waivers, if any	1.83%H	1.68%	1.64%	1.66%	1.67%	1.69%
Expenses net of all reductions	1.82%H	1.68%	1.63%	1.66%	1.67%	1.69%
Net investment income (loss)	(.69)%H	(.63)%	(.51)%	(.55)%	(.62)%	(.73)%
Supplemental Data
Net assets, end of period (in millions)	$3,645	$3,718	$3,521	$3,841	$3,889	$3,459
Portfolio turnover rateI	33%H	30%	42%	47%	62%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.03	$26.95	$26.63	$27.15	$26.76	$23.02
Income from Investment Operations
Net investment income (loss)A	.05	.12	.13	.13	.11	.07
Net realized and unrealized gain (loss)	2.44	7.44	1.59	.57	2.39	7.32
Total from investment operations	2.49	7.56	1.72	.70	2.50	7.39
Distributions from net investment income	–	(.09)	(.11)	(.09)	(.07)	–
Distributions from net realized gain	(.68)	(2.39)	(1.28)	(1.13)	(2.04)	(3.65)
Total distributions	(.68)	(2.48)	(1.40)B	(1.22)	(2.11)	(3.65)
Net asset value, end of period	$33.84	$32.03	$26.95	$26.63	$27.15	$26.76
Total ReturnC,D	7.94%	28.30%	6.55%	2.64%	9.51%	32.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.68%	.63%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.82%G	.68%	.63%	.66%	.67%	.68%
Expenses net of all reductions	.82%G	.67%	.63%	.66%	.67%	.68%
Net investment income (loss)	.31%G	.38%	.50%	.45%	.39%	.28%
Supplemental Data
Net assets, end of period (in millions)	$15,073	$14,894	$11,662	$12,310	$13,449	$11,477
Portfolio turnover rateH	33%G	30%	42%	47%	62%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $1.281 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$32.06	$26.97	$26.65	$27.17	$26.78	$27.42
Income from Investment Operations
Net investment income (loss)B	.07	.16	.17	.16	.15	.01
Net realized and unrealized gain (loss)	2.44	7.45	1.58	.58	2.39	3.00
Total from investment operations	2.51	7.61	1.75	.74	2.54	3.01
Distributions from net investment income	–	(.13)	(.15)	(.12)	(.10)	–
Distributions from net realized gain	(.68)	(2.39)	(1.28)	(1.13)	(2.04)	(3.65)
Total distributions	(.68)	(2.52)	(1.43)	(1.26)C	(2.15)D	(3.65)
Net asset value, end of period	$33.89	$32.06	$26.97	$26.65	$27.17	$26.78
Total ReturnE,F	8.00%	28.49%	6.68%	2.78%	9.65%	11.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.55%	.50%	.53%	.54%	.55%I
Expenses net of fee waivers, if any	.70%I	.55%	.50%	.53%	.54%	.55%I
Expenses net of all reductions	.69%I	.55%	.50%	.53%	.53%	.55%I
Net investment income (loss)	.44%I	.50%	.63%	.58%	.52%	.14%I
Supplemental Data
Net assets, end of period (in millions)	$1,979	$1,626	$492	$436	$294	$77
Portfolio turnover rateJ	33%I	30%	42%	47%	62%	79%

 A For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 D Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$108	Recovery value	Recovery value	34.4%	Increase
Equities	$525,361	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 11.3 / 3.7	Increase
			Transaction price	$60.00	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	26.6	Increase
			Discount rate	6.0% - 73.0% / 32.4%	Decrease
			Price/Earnings multiple (P/E)	15.4	Increase
			Discount for lack of marketability	10.0% - 15.0% / 10.47	Decrease
		Market approach	Transaction price	$2.50 - $350.00 / $73.35	Increase
			Discount rate	41.0% - 50.0% / 45.1%	Decrease
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
Other	$26,980	Market comparable	Proxy discount	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $911 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,219,001
Gross unrealized depreciation	(533,354)
Net unrealized appreciation (depreciation)	$11,685,647
Tax cost	$16,785,780

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $66,890 in these Subsidiaries, representing .23% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,580,221 and $6,047,510, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,262	$135
Class M	.25%	.25%	4,908	59
Class C	.75%	.25%	18,636	1,258
			$30,806	$1,452

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$599
Class M	79
Class C(a)	68
$746

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,030.17
Class M	1,688.17
Class C	3,246.17
Class I	12,754.17
Class Z	413.05
	$23,131

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,994. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $722, including $42 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $765 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $138.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$–	$26
Class M	–	10
Class C	–	28
Class I	–	39,275
Class Z	–	6,306
Total	$–	$45,645
From net realized gain
Class A	$120,486	$427,236
Class M	42,660	145,488
Class C	90,887	306,428
Class I	313,081	1,050,323
Class Z	35,244	105,108
Total	$602,358	$2,034,583

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	12,838	21,157	$419,018	$628,417
Reinvestment of distributions	3,781	13,511	116,800	413,099
Shares redeemed	(19,252)	(115,780)	(625,838)	(3,360,118)
Net increase (decrease)	(2,633)	(81,112)	$(90,020)	$(2,318,602)
Class M
Shares sold	2,933	5,607	$92,254	$162,678
Reinvestment of distributions	1,361	4,649	40,670	138,255
Shares redeemed	(6,879)	(18,763)	(215,603)	(539,042)
Net increase (decrease)	(2,585)	(8,507)	$(82,679)	$(238,109)
Class C
Shares sold	6,242	11,284	$177,887	$299,290
Reinvestment of distributions	3,051	10,179	82,693	275,929
Shares redeemed	(17,916)	(35,552)	(512,369)	(942,119)
Net increase (decrease)	(8,623)	(14,089)	$(251,789)	$(366,900)
Class I
Shares sold	40,019	138,420	$1,332,103	$4,117,210
Reinvestment of distributions	8,983	31,259	283,508	981,809
Shares redeemed	(68,665)	(137,376)	(2,283,522)	(4,201,843)
Net increase (decrease)	(19,663)	32,303	$(667,911)	$897,176
Class Z
Shares sold	15,324	35,679	$510,792	$1,107,419
Reinvestment of distributions	998	3,070	31,531	97,071
Shares redeemed	(8,642)	(6,280)	(286,951)	(195,042)
Net increase (decrease)	7,680	32,469	$255,372	$1,009,448

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	1.08%
Actual		$1,000.00	$1,078.20	$5.57
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class M	1.33%
Actual		$1,000.00	$1,076.70	$6.85
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class C	1.83%
Actual		$1,000.00	$1,074.20	$9.41
Hypothetical-C		$1,000.00	$1,015.72	$9.15
Class I	.82%
Actual		$1,000.00	$1,079.40	$4.23
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class Z	.70%
Actual		$1,000.00	$1,080.00	$3.61
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ANIF-SANN-0818
1.803542.114

Fidelity® Series Opportunistic Insights Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Facebook, Inc. Class A	8.2
Amazon.com, Inc.	6.4
Salesforce.com, Inc.	4.0
Berkshire Hathaway, Inc. Class A	3.7
Bank of America Corp.	3.4
JPMorgan Chase & Co.	2.9
Adobe Systems, Inc.	2.8
Netflix, Inc.	2.7
UnitedHealth Group, Inc.	2.4
Microsoft Corp.	2.4
38.9

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	40.7
Financials	17.6
Consumer Discretionary	16.1
Health Care	8.7
Industrials	5.7

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	95.8%
Bonds	0.2%
Convertible Securities	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 6.2%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.4%
Mahindra & Mahindra Ltd.	516,850	$6,777,333
Maruti Suzuki India Ltd.	90,105	11,615,990
Tesla, Inc. (a)	13,116	4,498,132
Toyota Motor Corp.	71,800	4,643,233
		27,534,688
Diversified Consumer Services - 0.6%
Chegg, Inc. (a)	164,100	4,560,339
Weight Watchers International, Inc. (a)	331,900	33,555,090
		38,115,429
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	15,500	6,686,235
Domino's Pizza, Inc.	22,100	6,235,957
Eldorado Resorts, Inc. (a)	23,100	903,210
Hilton Worldwide Holdings, Inc.	321,704	25,466,089
Las Vegas Sands Corp.	62,000	4,734,320
Marriott International, Inc. Class A	467,584	59,196,134
McDonald's Corp.	261,600	40,990,104
Shake Shack, Inc. Class A (a)	11,100	734,598
U.S. Foods Holding Corp. (a)	58,200	2,201,124
Vail Resorts, Inc.	7,600	2,083,844
		149,231,615
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	9,007	1,929,930
Internet & Direct Marketing Retail - 9.6%
Amazon.com, Inc. (a)	249,817	424,638,937
Netflix, Inc. (a)	452,399	177,082,541
Ocado Group PLC (a)	25,700	348,503
Start Today Co. Ltd.	146,200	5,301,838
The Booking Holdings, Inc. (a)	13,450	27,264,361
		634,636,180
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	9,900	438,954
Media - 0.9%
Discovery Communications, Inc. Class A (a)	34,100	937,750
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	556,943	20,679,294
Liberty SiriusXM Series C (a)	531,296	24,099,587
Live Nation Entertainment, Inc. (a)	39,900	1,937,943
Sirius XM Holdings, Inc. (c)	1,538,012	10,412,341
		58,066,915
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	328,619	23,824,878
Specialty Retail - 1.1%
Burlington Stores, Inc. (a)	30,300	4,561,059
Home Depot, Inc.	285,700	55,740,070
TJX Companies, Inc.	110,427	10,510,442
Urban Outfitters, Inc. (a)	81,700	3,639,735
		74,451,306
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	104,518	22,818,392
Canada Goose Holdings, Inc. (a)	33,500	1,970,273
Kering SA	13,824	7,807,077
lululemon athletica, Inc. (a)	21,700	2,709,245
LVMH Moet Hennessy - Louis Vuitton SA	12,917	4,288,689
NIKE, Inc. Class B	40,100	3,195,168
PVH Corp.	15,900	2,380,548
Ralph Lauren Corp.	5,200	653,744
Tapestry, Inc.	86,900	4,059,099
VF Corp.	74,500	6,073,240
		55,955,475

TOTAL CONSUMER DISCRETIONARY		1,064,185,370

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	64,100	14,029,567
Dr. Pepper Snapple Group, Inc.	43,100	5,258,200
Kweichow Moutai Co. Ltd. (A Shares)	31,000	3,424,749
Monster Beverage Corp. (a)	90,200	5,168,460
The Coca-Cola Co.	67,166	2,945,901
		30,826,877
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	168,100	35,129,538
Performance Food Group Co. (a)	91,700	3,365,390
Tesco PLC	396,185	1,340,530
		39,835,458
Food Products - 0.0%
Post Holdings, Inc. (a)	7,900	679,558
The Simply Good Foods Co.	115,400	1,666,376
		2,345,934
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	544,908	77,752,923
Kao Corp.	53,500	4,083,232
L'Oreal SA (a)	11,478	2,834,948
Shiseido Co. Ltd.	70,500	5,602,303
		90,273,406

TOTAL CONSUMER STAPLES		163,281,675

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Birchcliff Energy Ltd.	1,100,000	4,033,013
BP PLC	1,218,580	9,271,586
Canadian Natural Resources Ltd.	488,000	17,613,509
Centennial Resource Development, Inc.:
Class A (a)	278,900	5,036,934
Class A (a)	841,475	15,197,039
Class A (a)(d)	129,800	2,344,188
Cheniere Energy, Inc. (a)	51,500	3,357,285
Chevron Corp.	52,500	6,637,575
Concho Resources, Inc. (a)	94,963	13,138,131
ConocoPhillips Co.	325,300	22,647,386
Continental Resources, Inc. (a)	259,049	16,776,013
Delek U.S. Holdings, Inc.	1,600	80,272
Diamondback Energy, Inc.	127,918	16,830,171
Encana Corp.	413,400	5,399,215
EOG Resources, Inc.	287,224	35,739,282
Hess Corp.	276,600	18,501,774
Marathon Oil Corp.	29,100	607,026
Occidental Petroleum Corp.	56,000	4,686,080
Phillips 66 Co.	185,100	20,788,581
Pioneer Natural Resources Co.	32,600	6,169,224
PrairieSky Royalty Ltd. (c)	98,200	1,938,379
Reliance Industries Ltd.	1,413,581	20,079,416
Suncor Energy, Inc.	155,500	6,328,110
Tamarack Valley Energy Ltd. (a)	1,103,700	3,870,275
Valero Energy Corp.	144,100	15,970,603
Whiting Petroleum Corp. (a)	2,900	152,888
		273,193,955
FINANCIALS - 17.5%
Banks - 9.8%
Bank of America Corp.	7,932,196	223,608,605
Citigroup, Inc.	2,099,627	140,507,039
HDFC Bank Ltd. sponsored ADR	355,041	37,286,406
JPMorgan Chase & Co.	1,860,510	193,865,142
Kotak Mahindra Bank Ltd. (a)	706,824	13,865,459
M&T Bank Corp.	86,833	14,774,635
Metro Bank PLC (a)	7,079	302,324
PNC Financial Services Group, Inc.	128,400	17,346,840
Royal Bank of Canada	36,700	2,763,422
The Toronto-Dominion Bank	123,500	7,147,998
Wells Fargo & Co.	48,694	2,699,595
		654,167,465
Capital Markets - 3.2%
Bank of New York Mellon Corp.	513,800	27,709,234
BlackRock, Inc. Class A	45,553	22,732,769
Charles Schwab Corp.	761,400	38,907,540
CME Group, Inc.	4,200	688,464
IntercontinentalExchange, Inc.	86,400	6,354,720
Morgan Stanley	1,607,310	76,186,494
MSCI, Inc.	102,012	16,875,845
Oaktree Capital Group LLC Class A	174,090	7,076,759
S&P Global, Inc.	74,416	15,172,678
		211,704,503
Consumer Finance - 0.6%
American Express Co.	207,302	20,315,596
Synchrony Financial	528,900	17,654,682
		37,970,278
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class A (a)	861	242,836,449
Insurance - 0.2%
Admiral Group PLC	238,444	6,002,644
American International Group, Inc.	24,700	1,309,594
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,700	6,556,058
The Travelers Companies, Inc.	22,605	2,765,496
		16,633,792

TOTAL FINANCIALS		1,163,312,487

HEALTH CARE - 8.4%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	14,000	679,280
Aduro Biotech, Inc. (a)	14,752	103,264
Agios Pharmaceuticals, Inc. (a)	81,597	6,872,915
Alnylam Pharmaceuticals, Inc. (a)	11,700	1,152,333
Amgen, Inc.	13,900	2,565,801
AnaptysBio, Inc. (a)	16,000	1,136,640
Arena Pharmaceuticals, Inc. (a)	57,500	2,507,000
Array BioPharma, Inc. (a)	104,633	1,755,742
bluebird bio, Inc. (a)	9,300	1,459,635
Celgene Corp. (a)	17,400	1,381,908
CSL Ltd.	4,636	660,855
FibroGen, Inc. (a)	125,208	7,838,021
Genmab A/S (a)	18,238	2,815,192
Gilead Sciences, Inc.	154,400	10,937,696
Heron Therapeutics, Inc. (a)	33,000	1,282,050
Insmed, Inc. (a)	53,800	1,272,370
Intrexon Corp. (a)(c)	160,267	2,234,122
Neurocrine Biosciences, Inc. (a)	183,842	18,060,638
Regeneron Pharmaceuticals, Inc. (a)	25,600	8,831,744
Sage Therapeutics, Inc. (a)	21,300	3,334,089
Sarepta Therapeutics, Inc. (a)	8,500	1,123,530
Vertex Pharmaceuticals, Inc. (a)	263,600	44,801,456
Wuxi Biologics (Cayman), Inc.	59,500	662,451
		123,468,732
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	11,500	4,704,075
Align Technology, Inc. (a)	3,000	1,026,420
Baxter International, Inc.	448,400	33,109,856
Becton, Dickinson & Co.	41,118	9,850,228
Boston Scientific Corp. (a)	621,100	20,309,970
Danaher Corp.	202,714	20,003,818
DexCom, Inc. (a)	39,300	3,732,714
Edwards Lifesciences Corp. (a)	112,329	16,351,733
Intuitive Surgical, Inc. (a)	59,354	28,399,702
Penumbra, Inc. (a)	26,198	3,619,254
ResMed, Inc.	55,704	5,769,820
		146,877,590
Health Care Providers & Services - 3.0%
Anthem, Inc.	24,600	5,855,538
Centene Corp. (a)	5,400	665,334
HealthEquity, Inc. (a)	110,620	8,307,562
Humana, Inc.	76,881	22,882,092
National Vision Holdings, Inc.	120,500	4,406,685
OptiNose, Inc.	7,300	204,254
UnitedHealth Group, Inc.	653,866	160,419,484
		202,740,949
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	81,010	6,226,429
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc. (a)	67,206	38,887,408
Morphosys AG (a)	6,100	747,976
PRA Health Sciences, Inc. (a)	52,652	4,915,591
Thermo Fisher Scientific, Inc.	26,300	5,447,782
		49,998,757
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	69,600	2,443,656
Idorsia Ltd.	1,700	45,148
Ipsen SA	7,400	1,161,015
Jazz Pharmaceuticals PLC (a)	19,700	3,394,310
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	56,048	641,323
MyoKardia, Inc. (a)	10,300	511,395
Nektar Therapeutics (a)	201,600	9,844,128
Roche Holding AG (participation certificate)	3,243	719,486
Supernus Pharmaceuticals, Inc. (a)	11,600	694,260
Teva Pharmaceutical Industries Ltd. sponsored ADR	338,200	8,225,024
Zoetis, Inc. Class A	23,200	1,976,408
		29,656,153

TOTAL HEALTH CARE		558,968,610

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.1%
Harris Corp.	16,584	2,397,051
Northrop Grumman Corp.	72,220	22,222,094
Raytheon Co.	71,900	13,889,642
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	16,000	2,704,000
Class C (d)(e)	687	116,103
The Boeing Co.	93,600	31,403,736
TransDigm Group, Inc.	10,200	3,520,428
		76,253,054
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	59,810	4,372,111
FedEx Corp.	98,700	22,410,822
XPO Logistics, Inc. (a)	126,758	12,698,616
		39,481,549
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	193,757	22,132,862
Wizz Air Holdings PLC (a)(b)	14,351	681,830
		22,814,692
Building Products - 0.4%
A.O. Smith Corp.	22,574	1,335,252
Jeld-Wen Holding, Inc. (a)	238,500	6,818,715
Masco Corp.	323,260	12,096,389
Toto Ltd.	182,800	8,486,583
		28,736,939
Commercial Services & Supplies - 0.3%
Cintas Corp.	69,593	12,879,577
Copart, Inc. (a)	35,400	2,002,224
TulCo LLC (d)(e)(f)	6,639	2,323,650
		17,205,451
Electrical Equipment - 0.7%
AMETEK, Inc.	54,100	3,903,856
Fortive Corp.	492,433	37,971,509
Melrose Industries PLC	818,887	2,298,704
		44,174,069
Industrial Conglomerates - 0.4%
3M Co.	41,252	8,115,093
General Electric Co.	1,060,800	14,437,488
Roper Technologies, Inc.	5,100	1,407,141
		23,959,722
Machinery - 0.7%
Caterpillar, Inc.	34,000	4,612,780
Deere & Co.	172,741	24,149,192
Gardner Denver Holdings, Inc. (a)	141,100	4,146,929
IDEX Corp.	4,400	600,512
Illinois Tool Works, Inc.	7,534	1,043,760
PACCAR, Inc.	100,943	6,254,428
Parker Hannifin Corp.	18,500	2,883,225
Rational AG	1,700	1,109,760
Rexnord Corp. (a)	104,233	3,029,011
Xylem, Inc.	29,700	2,001,186
		49,830,783
Professional Services - 0.6%
CoStar Group, Inc. (a)	6,163	2,543,039
FTI Consulting, Inc. (a)	64,027	3,872,353
IHS Markit Ltd. (a)	82,681	4,265,513
Recruit Holdings Co. Ltd.	144,600	4,004,368
Robert Half International, Inc.	30,600	1,992,060
SR Teleperformance SA	4,600	812,765
TransUnion Holding Co., Inc.	276,585	19,814,549
		37,304,647
Road & Rail - 0.3%
CSX Corp.	261,000	16,646,580
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	6,131	257,318
HD Supply Holdings, Inc. (a)	15,800	677,662
W.W. Grainger, Inc.	42,000	12,952,800
		13,887,780

TOTAL INDUSTRIALS		370,295,266

INFORMATION TECHNOLOGY - 39.2%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	96,598	24,873,019
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,282,802	111,796,194
CDW Corp.	31,400	2,536,806
Dolby Laboratories, Inc. Class A	68,417	4,220,645
FLIR Systems, Inc.	12,000	623,640
Keyence Corp.	2,300	1,299,625
Zebra Technologies Corp. Class A (a)	8,600	1,231,950
		121,708,860
Internet Software & Services - 14.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	44,232	8,206,363
Alphabet, Inc.:
Class A (a)	122,761	138,620,494
Class C (a)	127,743	142,516,478
CarGurus, Inc. Class A	93,300	3,241,242
Coupa Software, Inc. (a)	34,800	2,165,952
DocuSign, Inc. (c)	10,800	571,860
Dropbox, Inc.:
Class A (a)(c)	48,700	1,578,854
Class B	263,160	8,105,065
eBay, Inc. (a)	444,798	16,128,375
Facebook, Inc. Class A (a)	2,791,194	542,384,814
GoDaddy, Inc. (a)	56,100	3,960,660
GrubHub, Inc. (a)	35,100	3,682,341
LogMeIn, Inc.	74,939	7,737,452
Mercari, Inc. (a)	14,600	598,031
MongoDB, Inc. Class A (c)	43,100	2,139,053
New Relic, Inc. (a)	69,100	6,950,769
Nutanix, Inc.:
Class A (a)	11,100	572,427
Class B (a)(b)	171,960	8,867,977
Okta, Inc. (a)	98,728	4,972,929
Shopify, Inc. Class A (a)	60,500	8,822,466
Spotify Technology SA (a)	11,800	1,985,232
SurveyMonkey (a)(d)(e)	458,038	5,661,350
Tencent Holdings Ltd.	356,900	17,921,877
Wix.com Ltd. (a)	19,336	1,939,401
		939,331,462
IT Services - 6.6%
Accenture PLC Class A	66,757	10,920,778
Adyen BV (a)(b)	6,400	3,525,822
ASAC II LP (a)(d)(e)	1,788,160	300,411
EPAM Systems, Inc. (a)	38,855	4,830,842
Fiserv, Inc. (a)	47,100	3,489,639
FleetCor Technologies, Inc. (a)	26,400	5,561,160
Global Payments, Inc.	147,796	16,477,776
MasterCard, Inc. Class A	769,710	151,263,409
Netcompany Group A/S	24,800	908,433
PayPal Holdings, Inc. (a)	1,414,101	117,752,190
Square, Inc. (a)	44,800	2,761,472
Visa, Inc. Class A	904,560	119,808,972
Worldpay, Inc. (a)	30,900	2,527,002
		440,127,906
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	349,500	5,239,005
Analog Devices, Inc.	93,986	9,015,137
Intel Corp.	327,300	16,270,083
NVIDIA Corp.	252,008	59,700,695
Qorvo, Inc. (a)	8,200	657,394
Texas Instruments, Inc.	226,755	24,999,739
		115,882,053
Software - 14.0%
Activision Blizzard, Inc.	929,889	70,969,128
Adobe Systems, Inc. (a)	767,769	187,189,760
Atlassian Corp. PLC (a)	199,585	12,478,054
Black Knight, Inc. (a)	26,400	1,413,720
CDK Global, Inc.	84,440	5,492,822
Ceridian HCM Holding, Inc. (c)	21,600	716,904
Constellation Software, Inc.	4,000	3,102,118
Electronic Arts, Inc. (a)	304,600	42,954,692
Intuit, Inc.	133,891	27,354,601
Microsoft Corp.	1,603,900	158,160,579
Parametric Technology Corp. (a)	42,000	3,940,020
Paycom Software, Inc. (a)(c)	92,907	9,181,999
RealPage, Inc. (a)	57,100	3,146,210
Red Hat, Inc. (a)	119,962	16,119,294
RingCentral, Inc. (a)	133,949	9,423,312
Salesforce.com, Inc. (a)	1,957,997	267,070,791
Splunk, Inc. (a)	18,300	1,813,713
SS&C Technologies Holdings, Inc.	233,513	12,119,325
Tableau Software, Inc. (a)	49,300	4,819,075
Tanium, Inc. Class B (a)(d)(e)	165,100	1,120,237
Ultimate Software Group, Inc. (a)	125,410	32,269,247
Workday, Inc. Class A (a)	467,487	56,622,025
Zendesk, Inc. (a)	66,700	3,634,483
Zscaler, Inc. (a)(c)	22,300	797,225
		931,909,334
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	131,221	24,290,319
HP, Inc.	250,700	5,688,383
Logitech International SA	19,400	851,660
Pure Storage, Inc. Class A (a)	93,400	2,230,392
Xaar PLC	175,812	555,707
		33,616,461

TOTAL INFORMATION TECHNOLOGY		2,607,449,095

MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	67,042	10,440,451
DowDuPont, Inc.	572,620	37,747,110
Ecolab, Inc.	4,500	631,485
LyondellBasell Industries NV Class A	83,100	9,128,535
Sherwin-Williams Co.	70,114	28,576,363
Westlake Chemical Corp.	109,300	11,763,959
		98,287,903
Containers & Packaging - 0.2%
WestRock Co.	197,400	11,255,748
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit	97,500	2,806,050
B2Gold Corp. (a)	1,405,802	3,646,434
BHP Billiton Ltd.	79,901	1,999,285
Franco-Nevada Corp.	203,000	14,815,997
Ivanhoe Mines Ltd. (a)	2,741,800	5,631,050
Kirkland Lake Gold Ltd.	245,162	5,191,732
Novagold Resources, Inc. (a)	385,155	1,725,602
Nucor Corp.	45,400	2,837,500
Steel Dynamics, Inc.	76,719	3,525,238
		42,178,888

TOTAL MATERIALS		151,722,539

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	9,600	1,384,032
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(c)	123,740	1,392,075
WeWork Companies, Inc. Class A (a)(d)(e)	33,900	1,838,397
		3,230,472

TOTAL REAL ESTATE		4,614,504

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	114,881	6,864,140
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	26,600	629,356
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	19,400	595,580

TOTAL UTILITIES		1,224,936

TOTAL COMMON STOCKS
(Cost $3,408,618,307)		6,365,112,577

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	30,930	3,746,860
Series E (a)(d)(e)	13,964	1,691,599
		5,438,459
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,349,024	26,980

TOTAL CONSUMER DISCRETIONARY		5,465,439

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	8,137	3,177,743
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	2,372,991	5,861,288
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	41,008	657,358
Series F (d)(e)	176,099	2,822,867
		3,480,225
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	418,866	2,988,563

TOTAL HEALTH CARE		6,468,788

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	32,066	5,419,154
Series H (d)(e)	6,366	1,075,854
		6,495,008
INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	79,253	3,752,939
Series I (d)(e)	71,187	3,370,982
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	2,594,015	15,382,509
Series F, 8.00% (a)(d)(e)	2,122,845	12,588,471
Series G, 8.00% (a)(d)(e)	369,335	2,190,157
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	111,031	4,441,240
		41,726,298
Software - 0.9%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	246,150	1,922,432
Delphix Corp. Series D (a)(d)(e)	204,875	1,487,393
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,675,597	45,241,119
Series C (a)(d)(e)	15,286	412,722
Series D (d)(e)	412,286	11,131,722
		60,195,388

TOTAL INFORMATION TECHNOLOGY		101,921,686

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)(e)	305,106	16,545,898
Series F (a)(d)(e)	14,184	769,198
		17,315,096
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	122,552	156,867
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $98,673,522)		146,861,915
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (b)	5,820,000	5,361,675
9% 12/15/25 (b)	6,033,000	6,259,238
TOTAL NONCONVERTIBLE BONDS
(Cost $11,410,885)		11,620,913
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.93% (g)	199,667,117	199,707,050
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	27,667,331	27,672,865
TOTAL MONEY MARKET FUNDS
(Cost $227,377,157)		227,379,915
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $3,746,079,871)		6,750,975,320
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(104,043,937)
NET ASSETS - 100%		$6,646,931,383

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,135,496 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,270,251 or 2.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
23andMe, Inc. Series F	8/31/17	$2,444,994
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series A1	1/10/17	$563,739
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Centennial Resource Development, Inc. Class A	12/28/16	$1,887,292
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Lyft, Inc. Series H	11/22/17	$3,149,998
Lyft, Inc. Series I	6/27/18	$3,370,982
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Magic Leap, Inc. Series D	10/6/17	$11,131,722
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Roofoods Ltd. Series F	9/12/17	$2,877,004
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,655,886
Space Exploration Technologies Corp. Class C	9/11/17	$92,745
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
Space Exploration Technologies Corp. Series H	8/4/17	$859,410
SurveyMonkey	12/15/14	$7,534,725
Tanium, Inc. Class B	4/21/17	$819,606
TulCo LLC	8/24/17 - 12/14/17	$2,323,650
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,722,429
WeWork Companies, Inc. Class A	6/23/15	$1,114,956
WeWork Companies, Inc. Series E	6/23/15	$10,034,805
WeWork Companies, Inc. Series F	12/1/16	$711,927

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,072,861
Fidelity Securities Lending Cash Central Fund	329,808
Total	$1,402,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,069,650,809	$1,055,253,448	$8,931,922	$5,465,439
Consumer Staples	166,459,418	161,941,145	1,340,530	3,177,743
Energy	273,193,955	263,922,369	9,271,586	--
Financials	1,169,173,775	1,163,312,487	--	5,861,288
Health Care	565,437,398	558,249,124	719,486	6,468,788
Industrials	376,790,274	365,151,513	--	11,638,761
Information Technology	2,709,370,781	2,574,340,155	26,026,942	109,003,684
Materials	151,722,539	149,723,254	1,999,285	--
Real Estate	21,929,600	2,776,107	--	19,153,493
Telecommunication Services	7,021,007	6,864,140	--	156,867
Utilities	1,224,936	1,224,936	--	--
Corporate Bonds	11,620,913	--	11,620,913	--
Money Market Funds	227,379,915	227,379,915	--	--
Total Investments in Securities:	$6,750,975,320	$6,530,138,593	$59,910,664	$160,926,063

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$109,818,963
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,353,747
Cost of Purchases	3,370,982
Proceeds of Sales	(7,540,008)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$109,003,684
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$1,900,629
Equities - Other Investments In Securities
Beginning Balance	$48,089,618
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,830,911
Cost of Purchases	1,850
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$51,922,379
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$3,830,911

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,806,613) — See accompanying schedule: Unaffiliated issuers (cost $3,518,702,714)	$6,523,595,405
Fidelity Central Funds (cost $227,377,157)	227,379,915
Total Investment in Securities (cost $3,746,079,871)		$6,750,975,320
Cash		13,242
Receivable for investments sold		790,385
Receivable for fund shares sold		4,410
Dividends receivable		1,593,332
Interest receivable		98,733
Distributions receivable from Fidelity Central Funds		339,640
Other receivables		53,950
Total assets		6,753,869,012
Liabilities
Payable for investments purchased	$10,820,090
Payable for fund shares redeemed	66,227,579
Other payables and accrued expenses	2,223,804
Collateral on securities loaned	27,666,156
Total liabilities		106,937,629
Net Assets		$6,646,931,383
Net Assets consist of:
Paid in capital		$3,264,325,391
Undistributed net investment income		24,672,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		355,187,946
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,002,745,714
Net Assets		$6,646,931,383
Net Asset Value, offering price and redemption price per share ($6,646,931,383 ÷ 356,931,753 shares)		$18.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$23,766,263
Interest		463,393
Income from Fidelity Central Funds		1,402,669
Total income		25,632,325
Expenses
Custodian fees and expenses	$113,596
Independent trustees' fees and expenses	14,339
Miscellaneous	10,636
Total expenses before reductions	138,571
Expense reductions	(136,585)
Total expenses after reductions		1,986
Net investment income (loss)		25,630,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	370,563,390
Fidelity Central Funds	2,644
Foreign currency transactions	(40,504)
Total net realized gain (loss)		370,525,530
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $924,086)	243,054,668
Fidelity Central Funds	(1,984)
Assets and liabilities in foreign currencies	(4,625)
Total change in net unrealized appreciation (depreciation)		243,048,059
Net gain (loss)		613,573,589
Net increase (decrease) in net assets resulting from operations		$639,203,928

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,630,339	$32,228,958
Net realized gain (loss)	370,525,530	808,919,426
Change in net unrealized appreciation (depreciation)	243,048,059	910,372,180
Net increase (decrease) in net assets resulting from operations	639,203,928	1,751,520,564
Distributions to shareholders from net investment income	–	(33,809,799)
Distributions to shareholders from net realized gain	(146,993,553)	(687,222,461)
Total distributions	(146,993,553)	(721,032,260)
Share transactions - net increase (decrease)	(162,467,181)	(449,052,236)
Total increase (decrease) in net assets	329,743,194	581,436,068
Net Assets
Beginning of period	6,317,188,189	5,735,752,121
End of period	$6,646,931,383	$6,317,188,189
Other Information
Undistributed net investment income end of period	$24,672,332	$–
Distributions in excess of net investment income end of period	$–	$(958,007)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.32	$14.69	$14.89	$14.89	$13.98	$10.02
Income from Investment Operations
Net investment income (loss)A	.07	.09	–B	–B	(.01)	–B
Net realized and unrealized gain (loss)	1.65	4.75	.19	1.04	1.48	4.11
Total from investment operations	1.72	4.84	.19	1.04	1.47	4.11
Distributions from net investment income	–	(.10)	–B	–B	–	–
Distributions from net realized gain	(.42)	(2.10)	(.38)	(1.04)	(.56)	(.15)
Total distributions	(.42)	(2.21)C	(.39)D	(1.04)	(.56)	(.15)
Net asset value, end of period	$18.62	$17.32	$14.69	$14.89	$14.89	$13.98
Total ReturnE,F	10.14%	32.96%	1.33%	7.10%	10.47%	41.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %B,I	.27%	.83%	.90%	.84%	.78%
Expenses net of fee waivers, if any	- %B,I	.27%	.83%	.90%	.84%	.78%
Expenses net of all reductions	- %B,I	.27%	.82%	.90%	.84%	.77%
Net investment income (loss)	.78%I	.50%	.03%	.02%	(.04)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,646,931	$6,317,188	$2,240,033	$2,329,415	$2,596,300	$2,594,672
Portfolio turnover rateJ	.35 %I	37%	40%	35%	46%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005% per share.

 C Total distributions of $2.21 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.103 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.383 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Opportunistic Insights.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 160,926,063	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 – 12.2 / 9.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	26.6	Increase
			Discount rate	6.0% - 73.0% / 18.5%	Decrease
			Price/Earnings multiple (P/E)	15.4	Increase
			Discount for lack of marketability	10.0% - 25.0% / 13.2%	Decrease
			Premium rate	7.5% - 76.3% / 61.5%	Increase
		Market approach	Transaction price	$0.81 - $350.00 / $53.00	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,052,275,872
Gross unrealized depreciation	(52,957,355)
Net unrealized appreciation (depreciation)	$2,999,318,517
Tax cost	$3,751,656,803

The Fund elected to defer to its next fiscal year approximately $3,930,754 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,323,650 in this Subsidiary, representing .03% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,124,608,677 and $1,496,992,399, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25,683 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $329,808. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $135,682 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $903.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Series Opportunistic Insights	$–	$33,809,799
Total	$–	$33,809,799
From net realized gain
Series Opportunistic Insights	$146,993,553	$673,643,675
Class F	–	13,578,786
Total	$146,993,553	$687,222,461

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Series Opportunistic Insights
Shares sold	12,799,796	230,824,270	$232,607,433	$4,087,845,532
Reinvestment of distributions	8,531,257	40,736,258	146,993,553	707,453,474
Shares redeemed	(29,153,158)	(59,247,027)	(542,068,167)	(1,056,827,348)
Net increase (decrease)	(7,822,105)	212,313,501	$(162,467,181)	$3,738,471,658
Class F
Shares sold	–	16,795,285	$–	$276,622,082
Reinvestment of distributions	–	863,790	–	13,578,786
Shares redeemed	–	(255,199,500)	–	(4,477,724,762)
Net increase (decrease)	–	(237,540,425)	$–	$(4,187,523,894)

11. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Series Opportunistic Insights Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Series Opportunistic Insights Fund in exchange for corresponding shares of the Fund equal in value to the net assets of the Fidelity Advisor Series Opportunistic Insights Fund on the day the reorganization is effective.

The reorganization does not require Fidelity Advisor Series Opportunistic Insights Fund's shareholder approval and is expected to become effective in September 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Series Opportunistic Insights	- %-C
Actual		$1,000.00	$1,101.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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Fidelity Advisor® Series Opportunistic Insights Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Amazon.com, Inc.	8.8
Facebook, Inc. Class A	7.0
Salesforce.com, Inc.	5.1
Netflix, Inc.	4.7
Berkshire Hathaway, Inc. Class A	3.3
Alphabet, Inc. Class A	3.1
Adobe Systems, Inc.	2.8
Alphabet, Inc. Class C	2.7
Microsoft Corp.	2.4
Bank of America Corp.	2.1
42.0

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	40.9
Consumer Discretionary	19.8
Financials	14.2
Health Care	7.8
Industrials	5.9

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	95.2%
Bonds	0.2%
Convertible Securities	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 6.1%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Automobiles - 0.1%
Toyota Motor Corp.	9,900	$640,223
Diversified Consumer Services - 0.6%
Chegg, Inc. (a)	32,985	916,653
Weight Watchers International, Inc. (a)	45,942	4,644,736
		5,561,389
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	2,100	905,877
Domino's Pizza, Inc.	3,228	910,845
Eldorado Resorts, Inc. (a)	4,000	156,400
Hilton Worldwide Holdings, Inc.	44,363	3,511,775
Las Vegas Sands Corp.	8,500	649,060
Marriott International, Inc. Class A	60,100	7,608,660
McDonald's Corp.	35,200	5,515,488
Shake Shack, Inc. Class A (a)	1,500	99,270
U.S. Foods Holding Corp. (a)	8,200	310,124
Vail Resorts, Inc.	1,000	274,190
		19,941,689
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	1,200	257,124
Internet & Direct Marketing Retail - 14.1%
Amazon.com, Inc. (a)	48,293	82,088,436
Netflix, Inc. (a)	113,027	44,242,159
Ocado Group PLC (a)	3,600	48,818
Start Today Co. Ltd.	21,657	785,376
The Booking Holdings, Inc. (a)	2,300	4,662,307
		131,827,096
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	2,300	101,979
Media - 0.8%
Discovery Communications, Inc. Class A (a)	5,100	140,250
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	76,456	2,838,811
Liberty SiriusXM Series C (a)	62,204	2,821,573
Live Nation Entertainment, Inc. (a)	5,600	271,992
Sirius XM Holdings, Inc. (c)	229,000	1,550,330
		7,622,956
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	45,600	3,306,000
Specialty Retail - 0.7%
Burlington Stores, Inc. (a)	4,500	677,385
Home Depot, Inc.	25,900	5,053,090
TJX Companies, Inc.	2,913	277,259
Urban Outfitters, Inc. (a)	11,400	507,870
		6,515,604
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	15,108	3,298,382
Canada Goose Holdings, Inc. (a)	5,100	299,952
Kering SA	2,200	1,242,446
lululemon athletica, Inc. (a)	3,000	374,550
LVMH Moet Hennessy - Louis Vuitton SA	1,761	584,685
NIKE, Inc. Class B	5,800	462,144
PVH Corp.	2,300	344,356
Ralph Lauren Corp.	700	88,004
Tapestry, Inc.	12,200	569,862
VF Corp.	10,200	831,504
		8,095,885

TOTAL CONSUMER DISCRETIONARY		183,869,945

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	8,800	1,926,056
Dr. Pepper Snapple Group, Inc.	5,900	719,800
Kweichow Moutai Co. Ltd. (A Shares)	4,600	508,188
Monster Beverage Corp. (a)	12,700	727,710
The Coca-Cola Co.	8,200	359,652
		4,241,406
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	17,458	3,648,373
Performance Food Group Co. (a)	11,900	436,730
Tesco PLC	54,913	185,803
		4,270,906
Food Products - 0.0%
Post Holdings, Inc. (a)	1,100	94,622
The Simply Good Foods Co.	16,200	233,928
		328,550
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	57,344	8,182,415
Kao Corp.	7,400	564,783
L'Oreal SA (a)	1,322	326,520
Shiseido Co. Ltd.	9,700	770,813
		9,844,531

TOTAL CONSUMER STAPLES		18,685,393

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Birchcliff Energy Ltd.	163,000	597,619
BP PLC	168,704	1,283,587
Canadian Natural Resources Ltd.	70,400	2,540,965
Centennial Resource Development, Inc.:
Class A (a)	40,200	726,012
Class A (a)	126,375	2,282,333
Class A (a)(d)	18,800	339,528
Cheniere Energy, Inc. (a)	7,200	469,368
Chevron Corp.	7,200	910,296
Concho Resources, Inc. (a)	13,200	1,826,220
ConocoPhillips Co.	45,000	3,132,900
Continental Resources, Inc. (a)	36,500	2,363,740
Delek U.S. Holdings, Inc.	200	10,034
Diamondback Energy, Inc.	17,600	2,315,632
Encana Corp.	57,200	747,061
EOG Resources, Inc.	50,515	6,285,581
Hess Corp.	38,400	2,568,576
Marathon Oil Corp.	4,000	83,440
Occidental Petroleum Corp.	7,900	661,072
Phillips 66 Co.	25,600	2,875,136
Pioneer Natural Resources Co.	4,754	899,647
PrairieSky Royalty Ltd. (c)	13,300	262,530
Reliance Industries Ltd.	198,644	2,821,668
Suncor Energy, Inc.	21,500	874,948
Tamarack Valley Energy Ltd. (a)	159,600	559,659
Valero Energy Corp.	19,811	2,195,653
Whiting Petroleum Corp. (a)	400	21,088
		39,654,293
FINANCIALS - 14.1%
Banks - 7.1%
Bank of America Corp.	699,250	19,711,858
Citigroup, Inc.	288,373	19,297,921
HDFC Bank Ltd. sponsored ADR	49,688	5,218,234
JPMorgan Chase & Co.	140,800	14,671,360
Kotak Mahindra Bank Ltd. (a)	49,723	975,394
M&T Bank Corp.	12,300	2,092,845
Metro Bank PLC (a)	2,900	123,851
PNC Financial Services Group, Inc.	18,300	2,472,330
Royal Bank of Canada	5,000	376,488
The Toronto-Dominion Bank	16,800	972,359
		65,912,640
Capital Markets - 2.9%
Bank of New York Mellon Corp.	71,400	3,850,602
BlackRock, Inc. Class A	7,947	3,965,871
Charles Schwab Corp.	107,519	5,494,221
CME Group, Inc.	600	98,352
IntercontinentalExchange, Inc.	14,400	1,059,120
Morgan Stanley	129,900	6,157,260
MSCI, Inc.	17,325	2,866,075
Oaktree Capital Group LLC Class A	28,108	1,142,590
S&P Global, Inc.	11,253	2,294,374
		26,928,465
Consumer Finance - 0.6%
American Express Co.	28,500	2,793,000
Synchrony Financial	74,200	2,476,796
		5,269,796
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class A (a)	111	31,306,441
Insurance - 0.2%
Admiral Group PLC	35,100	883,616
American International Group, Inc.	3,400	180,268
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	896,555
The Travelers Companies, Inc.	3,100	379,254
		2,339,693

TOTAL FINANCIALS		131,757,035

HEALTH CARE - 7.5%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	1,900	92,188
Agios Pharmaceuticals, Inc. (a)	10,400	875,992
Alnylam Pharmaceuticals, Inc. (a)	1,700	167,433
Amgen, Inc.	1,900	350,721
AnaptysBio, Inc. (a)	2,200	156,288
Arena Pharmaceuticals, Inc. (a)	8,000	348,800
Array BioPharma, Inc. (a)	15,900	266,802
bluebird bio, Inc. (a)	1,300	204,035
Celgene Corp. (a)	2,400	190,608
CSL Ltd.	645	91,944
FibroGen, Inc. (a)	18,831	1,178,821
Genmab A/S (a)	2,626	405,346
Gilead Sciences, Inc.	21,000	1,487,640
Heron Therapeutics, Inc. (a)	4,600	178,710
Insmed, Inc. (a)	8,300	196,295
Intrexon Corp. (a)	16,300	227,222
Neurocrine Biosciences, Inc. (a)	27,874	2,738,342
Regeneron Pharmaceuticals, Inc. (a)	4,900	1,690,451
Sage Therapeutics, Inc. (a)	3,000	469,590
Sarepta Therapeutics, Inc. (a)	1,200	158,616
Vertex Pharmaceuticals, Inc. (a)	36,209	6,154,082
Wuxi Biologics (Cayman), Inc.	8,500	94,636
		17,724,562
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	1,800	736,290
Align Technology, Inc. (a)	600	205,284
Baxter International, Inc.	63,800	4,710,992
Becton, Dickinson & Co.	5,894	1,411,967
Boston Scientific Corp. (a)	4,800	156,960
Danaher Corp.	28,020	2,765,014
DexCom, Inc. (a)	5,500	522,390
Edwards Lifesciences Corp. (a)	16,200	2,358,234
Intuitive Surgical, Inc. (a)	7,400	3,540,752
Penumbra, Inc. (a)	4,400	607,860
ResMed, Inc.	9,400	973,652
		17,989,395
Health Care Providers & Services - 2.4%
Anthem, Inc.	3,600	856,908
Centene Corp. (a)	800	98,568
HealthEquity, Inc. (a)	17,825	1,338,658
Humana, Inc.	10,219	3,041,481
National Vision Holdings, Inc.	18,100	661,917
OptiNose, Inc.	1,800	50,364
UnitedHealth Group, Inc.	65,934	16,176,248
		22,224,144
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	14,500	1,114,470
Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	9,260	5,358,114
Morphosys AG (a)	800	98,095
PRA Health Sciences, Inc. (a)	8,000	746,880
Thermo Fisher Scientific, Inc.	2,000	414,280
		6,617,369
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	9,700	340,567
Idorsia Ltd.	240	6,374
Ipsen SA	1,200	188,273
Jazz Pharmaceuticals PLC (a)	2,600	447,980
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	7,800	89,251
MyoKardia, Inc. (a)	1,400	69,510
Nektar Therapeutics (a)	28,700	1,401,421
Roche Holding AG (participation certificate)	451	100,058
Supernus Pharmaceuticals, Inc. (a)	1,600	95,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,900	1,116,288
Zoetis, Inc. Class A	3,200	272,608
		4,128,090

TOTAL HEALTH CARE		69,798,030

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.2%
Harris Corp.	2,500	361,350
Northrop Grumman Corp.	10,700	3,292,390
Raytheon Co.	9,800	1,893,164
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	2,191	370,279
Class C (d)(e)	96	16,224
The Boeing Co.	13,600	4,562,936
TransDigm Group, Inc.	1,500	517,710
		11,014,053
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	8,500	621,350
FedEx Corp.	10,600	2,406,836
XPO Logistics, Inc. (a)	18,574	1,860,743
		4,888,929
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	28,335	3,236,707
Wizz Air Holdings PLC (a)(b)	1,994	94,737
		3,331,444
Building Products - 0.5%
A.O. Smith Corp.	3,600	212,940
Jeld-Wen Holding, Inc. (a)	35,000	1,000,650
Masco Corp.	52,663	1,970,649
Toto Ltd.	25,300	1,174,565
		4,358,804
Commercial Services & Supplies - 0.3%
Cintas Corp.	10,700	1,980,249
Copart, Inc. (a)	4,900	277,144
TulCo LLC (d)(e)(f)	910	318,500
		2,575,893
Electrical Equipment - 0.7%
AMETEK, Inc.	7,700	555,632
Fortive Corp.	68,160	5,255,818
Melrose Industries PLC	115,517	324,269
		6,135,719
Industrial Conglomerates - 0.3%
3M Co.	4,823	948,781
General Electric Co.	147,314	2,004,944
Roper Technologies, Inc.	900	248,319
		3,202,044
Machinery - 0.9%
Caterpillar, Inc.	4,700	637,649
Deere & Co.	24,500	3,425,100
Gardner Denver Holdings, Inc. (a)	19,500	573,105
IDEX Corp.	700	95,536
Illinois Tool Works, Inc.	8,593	1,190,474
PACCAR, Inc.	14,130	875,495
Parker Hannifin Corp.	2,900	451,965
Rational AG	500	326,400
Rexnord Corp. (a)	24,401	709,093
Xylem, Inc.	4,800	323,424
		8,608,241
Professional Services - 0.6%
CoStar Group, Inc. (a)	1,000	412,630
FTI Consulting, Inc. (a)	9,200	556,416
IHS Markit Ltd. (a)	12,200	629,398
Recruit Holdings Co. Ltd.	20,400	564,932
Robert Half International, Inc.	4,200	273,420
SR Teleperformance SA	600	106,013
TransUnion Holding Co., Inc.	43,200	3,094,848
		5,637,657
Road & Rail - 0.2%
CSX Corp.	36,200	2,308,836
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	2,100	88,137
HD Supply Holdings, Inc. (a)	2,200	94,358
W.W. Grainger, Inc.	5,800	1,788,720
		1,971,215

TOTAL INDUSTRIALS		54,032,835

INFORMATION TECHNOLOGY - 39.4%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	15,100	3,888,099
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	158,614	13,823,210
CDW Corp.	6,441	520,368
Dolby Laboratories, Inc. Class A	11,597	715,419
FLIR Systems, Inc.	1,700	88,349
Keyence Corp.	400	226,022
Zebra Technologies Corp. Class A (a)	1,200	171,900
		15,545,268
Internet Software & Services - 14.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,800	1,261,604
Alphabet, Inc.:
Class A (a)	25,239	28,499,626
Class C (a)	22,500	25,102,125
CarGurus, Inc. Class A	16,300	566,262
Coupa Software, Inc. (a)	5,200	323,648
DocuSign, Inc. (c)	1,500	79,425
Dropbox, Inc.:
Class A (a)	6,800	220,456
Class B	35,948	1,107,162
eBay, Inc. (a)	61,900	2,244,494
Facebook, Inc. Class A (a)	335,906	65,273,254
GoDaddy, Inc. (a)	7,800	550,680
GrubHub, Inc. (a)	4,900	514,059
LogMeIn, Inc.	12,440	1,284,430
Mercari, Inc. (a)	2,000	81,922
MongoDB, Inc. Class A (c)	6,100	302,743
New Relic, Inc. (a)	10,526	1,058,810
Nutanix, Inc.:
Class A (a)	1,500	77,355
Class B (a)(b)	24,249	1,250,521
Okta, Inc. (a)	18,400	926,808
Shopify, Inc. Class A (a)	8,900	1,297,850
Spotify Technology SA (a)	1,600	269,184
SurveyMonkey (a)(d)(e)	62,998	778,655
Tencent Holdings Ltd.	51,400	2,581,072
Wix.com Ltd. (a)	2,900	290,870
		135,943,015
IT Services - 5.6%
Accenture PLC Class A	600	98,154
Adyen BV (b)	1,516	835,179
ASAC II LP (a)(d)(e)	224,957	37,793
EPAM Systems, Inc. (a)	5,900	733,547
Fiserv, Inc. (a)	6,400	474,176
FleetCor Technologies, Inc. (a)	3,800	800,470
Global Payments, Inc.	21,850	2,436,057
MasterCard, Inc. Class A	74,490	14,638,775
Netcompany Group A/S	3,400	124,543
PayPal Holdings, Inc. (a)	197,062	16,409,353
Square, Inc. (a)	6,200	382,168
Visa, Inc. Class A	111,740	14,799,963
Worldpay, Inc. (a)	4,400	359,832
		52,130,010
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	48,400	725,516
Analog Devices, Inc.	8,300	796,136
Intel Corp.	45,400	2,256,834
NVIDIA Corp.	35,312	8,365,413
Qorvo, Inc. (a)	1,100	88,187
Texas Instruments, Inc.	31,100	3,428,775
		15,660,861
Software - 15.0%
Activision Blizzard, Inc.	110,951	8,467,780
Adobe Systems, Inc. (a)	106,380	25,936,508
Atlassian Corp. PLC (a)	34,035	2,127,868
Black Knight, Inc. (a)	3,600	192,780
CDK Global, Inc.	13,200	858,660
Ceridian HCM Holding, Inc. (c)	3,000	99,570
Constellation Software, Inc.	700	542,871
Electronic Arts, Inc. (a)	42,509	5,994,619
Intuit, Inc.	18,813	3,843,590
Microsoft Corp.	227,900	22,473,219
Parametric Technology Corp. (a)	6,300	591,003
Paycom Software, Inc. (a)(c)	15,400	1,521,982
RealPage, Inc. (a)	7,900	435,290
Red Hat, Inc. (a)	17,300	2,324,601
RingCentral, Inc. (a)	21,200	1,491,420
Salesforce.com, Inc. (a)	347,617	47,414,959
Splunk, Inc. (a)	2,500	247,775
SS&C Technologies Holdings, Inc.	33,413	1,734,135
Tableau Software, Inc. (a)	6,800	664,700
Tanium, Inc. Class B (a)(d)(e)	23,400	158,774
Ultimate Software Group, Inc. (a)	17,251	4,438,855
Workday, Inc. Class A (a)	68,000	8,236,160
Zendesk, Inc. (a)	9,197	501,145
Zscaler, Inc. (a)(c)	3,100	110,825
		140,409,089
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	12,541	2,321,465
HP, Inc.	34,900	791,881
Logitech International SA	2,700	118,530
Pure Storage, Inc. Class A (a)	12,900	308,052
Xaar PLC	24,188	76,453
		3,616,381

TOTAL INFORMATION TECHNOLOGY		367,192,723

MATERIALS - 2.3%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	9,300	1,448,289
DowDuPont, Inc.	79,449	5,237,278
Ecolab, Inc.	600	84,198
LyondellBasell Industries NV Class A	11,500	1,263,275
Sherwin-Williams Co.	9,531	3,884,550
Westlake Chemical Corp.	15,422	1,659,870
		13,577,460
Containers & Packaging - 0.2%
WestRock Co.	27,300	1,556,646
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (c)	13,200	379,896
B2Gold Corp. (a)	197,884	513,281
BHP Billiton Ltd.	11,079	277,219
Franco-Nevada Corp.	29,900	2,182,258
Ivanhoe Mines Ltd. (a)	424,222	871,258
Kirkland Lake Gold Ltd.	34,500	730,598
Novagold Resources, Inc. (a)	54,238	243,001
Nucor Corp.	6,200	387,500
Steel Dynamics, Inc.	11,800	542,210
		6,127,221

TOTAL MATERIALS		21,261,327

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	1,500	216,255
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(c)	14,400	162,000
WeWork Companies, Inc. Class A (a)(d)(e)	4,695	254,610
		416,610

TOTAL REAL ESTATE		632,865

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	20,100	1,200,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	3,700	87,542
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	2,700	82,890

TOTAL UTILITIES		170,432

TOTAL COMMON STOCKS
(Cost $463,526,156)		888,255,853

Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	4,308	521,871
Series E (a)(d)(e)	2,148	260,209
		782,080
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	174,063	3,481

TOTAL CONSUMER DISCRETIONARY		785,561

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	1,117	436,222
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	331,477	818,748
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	5,172	82,907
Series F (d)(e)	24,200	387,926
		470,833
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	62,105	443,112

TOTAL HEALTH CARE		913,945

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	4,394	742,586
Series H (d)(e)	890	150,410
		892,996
INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 0.6%
Lyft, Inc.:
Series H (d)(e)	10,869	514,690
Series I (d)(e)	9,883	467,999
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	318,795	1,890,454
Series F, 8.00% (a)(d)(e)	331,500	1,965,795
Series G, 8.00% (a)(d)(e)	51,970	308,182
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	15,399	615,960
		5,763,080
Software - 0.9%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	34,105	266,360
Delphix Corp. Series D (a)(d)(e)	27,980	203,135
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	231,802	6,258,654
Series C (a)(d)(e)	2,268	61,236
Series D (d)(e)	57,537	1,553,499
		8,342,884

TOTAL INFORMATION TECHNOLOGY		14,105,964

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)(e)	42,252	2,291,326
Series F (a)(d)(e)	2,051	111,226
		2,402,552
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	17,021	21,787
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,675,432)		20,377,775
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (b)	800,000	737,000
9% 12/15/25 (b)	822,000	852,825
TOTAL NONCONVERTIBLE BONDS
(Cost $1,561,201)		1,589,825
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.93% (g)	26,021,243	26,026,447
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	3,981,510	3,982,306
TOTAL MONEY MARKET FUNDS
(Cost $30,008,355)		30,008,753
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $508,771,144)		940,232,206
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,462,197)
NET ASSETS - 100%		$932,770,009

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,872,241 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,652,138 or 2.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
23andMe, Inc. Series F	8/31/17	$335,998
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series A1	1/10/17	$78,297
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Centennial Resource Development, Inc. Class A	12/28/16	$273,352
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Lyft, Inc. Series H	11/22/17	$432,000
Lyft, Inc. Series I	6/27/18	$467,999
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Magic Leap, Inc. Series D	10/6/17	$1,553,499
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Roofoods Ltd. Series F	9/12/17	$394,938
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$227,383
Space Exploration Technologies Corp. Class C	9/11/17	$12,960
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
Space Exploration Technologies Corp. Series H	8/4/17	$120,150
SurveyMonkey	12/15/14	$1,036,317
Tanium, Inc. Class B	4/21/17	$116,165
TulCo LLC	8/24/17 - 12/14/17	$318,500
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$238,886
WeWork Companies, Inc. Class A	6/23/15	$154,417
WeWork Companies, Inc. Series E	6/23/15	$1,389,650
WeWork Companies, Inc. Series F	12/1/16	$102,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,134
Fidelity Securities Lending Cash Central Fund	47,941
Total	$215,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$184,655,506	$182,645,037	$1,224,908	$785,561
Consumer Staples	19,121,615	18,499,590	185,803	436,222
Energy	39,654,293	38,370,706	1,283,587	--
Financials	132,575,783	131,757,035	--	818,748
Health Care	70,711,975	69,697,972	100,058	913,945
Industrials	54,925,831	53,327,832	--	1,597,999
Information Technology	381,298,687	362,529,267	3,688,234	15,081,186
Materials	21,261,327	20,984,108	277,219	--
Real Estate	3,035,417	378,255	--	2,657,162
Telecommunication Services	1,222,762	1,200,975	--	21,787
Utilities	170,432	170,432	--	--
Corporate Bonds	1,589,825	--	1,589,825	--
Money Market Funds	30,008,753	30,008,753	--	--
Total Investments in Securities:	$940,232,206	$909,569,962	$8,349,634	$22,312,610

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$15,181,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	461,588
Cost of Purchases	467,999
Proceeds of Sales	(1,029,994)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15,081,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$263,086
Other Investments in Securities
Beginning Balance	$6,696,201
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	533,673
Cost of Purchases	1,550
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,231,424
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$533,673

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,846,589) — See accompanying schedule: Unaffiliated issuers (cost $478,762,789)	$910,223,453
Fidelity Central Funds (cost $30,008,355)	30,008,753
Total Investment in Securities (cost $508,771,144)		$940,232,206
Receivable for investments sold		323,642
Receivable for fund shares sold		78,395
Dividends receivable		224,152
Interest receivable		13,543
Distributions receivable from Fidelity Central Funds		44,313
Other receivables		7,775
Total assets		940,924,026
Liabilities
Payable to custodian bank	$2,961
Payable for investments purchased	1,691,612
Payable for fund shares redeemed	2,214,186
Other payables and accrued expenses	260,888
Collateral on securities loaned	3,984,370
Total liabilities		8,154,017
Net Assets		$932,770,009
Net Assets consist of:
Paid in capital		$445,229,852
Undistributed net investment income		3,109,493
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,196,392
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		431,234,272
Net Assets, for 48,611,306 shares outstanding		$932,770,009
Net Asset Value, offering price and redemption price per share ($932,770,009 ÷ 48,611,306 shares)		$19.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$2,867,185
Interest		63,374
Income from Fidelity Central Funds		215,075
Total income		3,145,634
Expenses
Custodian fees and expenses	$51,049
Independent trustees' fees and expenses	1,979
Miscellaneous	2,546
Total expenses before reductions	55,574
Expense reductions	(19,035)
Total expenses after reductions		36,539
Net investment income (loss)		3,109,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,434,113
Fidelity Central Funds	499
Foreign currency transactions	(5,647)
Total net realized gain (loss)		55,428,965
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $118,049)	50,392,187
Fidelity Central Funds	(507)
Assets and liabilities in foreign currencies	(684)
Total change in net unrealized appreciation (depreciation)		50,390,996
Net gain (loss)		105,819,961
Net increase (decrease) in net assets resulting from operations		$108,929,056

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,109,095	$2,840,743
Net realized gain (loss)	55,428,965	120,698,557
Change in net unrealized appreciation (depreciation)	50,390,996	132,225,815
Net increase (decrease) in net assets resulting from operations	108,929,056	255,765,115
Distributions to shareholders from net investment income	–	(3,049,964)
Distributions to shareholders from net realized gain	(21,172,131)	(102,885,981)
Total distributions	(21,172,131)	(105,935,945)
Share transactions
Proceeds from sales of shares	39,919,478	60,803,160
Reinvestment of distributions	21,172,131	105,935,945
Cost of shares redeemed	(77,462,753)	(282,134,253)
Net increase (decrease) in net assets resulting from share transactions	(16,371,144)	(115,395,148)
Total increase (decrease) in net assets	71,385,781	34,434,022
Net Assets
Beginning of period	861,384,228	826,950,206
End of period	$932,770,009	$861,384,228
Other Information
Undistributed net investment income end of period	$3,109,493	$398
Shares
Sold	2,142,225	3,505,355
Issued in reinvestment of distributions	1,212,608	6,061,152
Redeemed	(4,097,727)	(16,147,105)
Net increase (decrease)	(742,894)	(6,580,598)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.45	$14.78	$14.99	$15.02	$13.99	$10.05
Income from Investment Operations
Net investment income (loss)A	.06	.06	(.01)	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	2.13	5.03	.20	1.14	1.46	4.14
Total from investment operations	2.19	5.09	.19	1.13	1.45	4.13
Distributions from net investment income	–	(.07)	–	–	–	–
Distributions from net realized gain	(.45)	(2.35)	(.40)	(1.16)	(.42)	(.19)
Total distributions	(.45)	(2.42)	(.40)	(1.16)	(.42)	(.19)
Net asset value, end of period	$19.19	$17.45	$14.78	$14.99	$15.02	$13.99
Total ReturnB,C	12.78%	34.44%	1.45%	7.62%	10.34%	41.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.34%	.88%	.94%	.88%	.82%
Expenses net of fee waivers, if any	.01%F	.34%	.88%	.94%	.88%	.82%
Expenses net of all reductions	.01%F	.34%	.88%	.93%	.87%	.80%
Net investment income (loss)	.68%F	.33%	(.10)%	(.04)%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$932,770	$861,384	$826,950	$867,071	$870,334	$808,847
Portfolio turnover rateG	37%F	33%	41%	47%	47%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Advisor Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,312,610	Market comparable	Enterprise value/Sales multiple (EV/S)	2.0 - 12.2 / 9.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	26.6	Increase
			Discount rate	6.0% - 73.0% / 18.5%	Decrease
			Price/Earnings multiple (P/E)	15.4	Increase
			Discount for lack of marketability	10.0% - 25.0% / 13.2%	Decrease
			Premium rate	7.5% - 76.3% / 62.1%	Increase
		Market approach	Transaction price	$0.81 - $350.00 / $52.65	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$437,723,523
Gross unrealized depreciation	(7,156,403)
Net unrealized appreciation (depreciation)	$430,567,120
Tax cost	$509,665,086

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $318,500 in this Subsidiary, representing .03% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $160,826,215 and $215,732,101, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,664 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,259 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of from Fidelity Central Funds. Total security lending income during the period amounted to $47,941, including $136 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,822 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $213.

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Series Opportunistic Insights Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Series Opportunistic Insights Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in September 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.01%	$1,000.00	$1,127.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Flex℠ Funds Fidelity Flex℠ Opportunistic Insights Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Facebook, Inc. Class A	8.5
Amazon.com, Inc.	6.7
Salesforce.com, Inc.	4.2
Bank of America Corp.	3.5
Berkshire Hathaway, Inc. Class A	3.4
JPMorgan Chase & Co.	3.0
Adobe Systems, Inc.	2.9
Netflix, Inc.	2.8
UnitedHealth Group, Inc.	2.5
Microsoft Corp.	2.5
40.0

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	40.8
Financials	18.0
Consumer Discretionary	16.8
Health Care	8.6
Industrials	5.9

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	99.2%
Bonds	0.1%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 6.6%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.5%
Mahindra & Mahindra Ltd.	2,597	$34,054
Maruti Suzuki India Ltd.	470	60,591
Tesla, Inc. (a)	81	27,779
Toyota Motor Corp.	400	25,868
		148,292
Diversified Consumer Services - 0.6%
Chegg, Inc. (a)	758	21,065
Weight Watchers International, Inc. (a)	1,731	175,004
		196,069
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	81	34,941
Domino's Pizza, Inc.	98	27,653
Eldorado Resorts, Inc. (a)	100	3,910
Hilton Worldwide Holdings, Inc.	1,677	132,751
Las Vegas Sands Corp.	323	24,664
Marriott International, Inc. Class A	2,438	308,651
McDonald's Corp.	1,322	207,144
Shake Shack, Inc. Class A (a)	100	6,618
U.S. Foods Holding Corp. (a)	338	12,783
		759,115
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	46	9,856
Internet & Direct Marketing Retail - 10.0%
Amazon.com, Inc. (a)	1,286	2,185,943
Netflix, Inc. (a)	2,328	911,249
Ocado Group PLC (a)	300	4,068
Start Today Co. Ltd.	854	30,970
The Booking Holdings, Inc. (a)	70	141,896
		3,274,126
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	100	4,434
Media - 0.9%
Discovery Communications, Inc. Class A (a)	200	5,500
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,904	107,826
Liberty SiriusXM Series C (a)	2,770	125,647
Live Nation Entertainment, Inc. (a)	230	11,171
Sirius XM Holdings, Inc.	8,019	54,289
		304,433
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,727	125,208
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	135	20,322
Home Depot, Inc.	1,471	286,992
TJX Companies, Inc.	576	54,824
Urban Outfitters, Inc. (a)	500	22,275
		384,413
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	545	118,985
Canada Goose Holdings, Inc. (a)	200	11,763
Kering SA	67	37,838
lululemon athletica, Inc. (a)	100	12,485
LVMH Moet Hennessy - Louis Vuitton SA	63	20,917
NIKE, Inc. Class B	209	16,653
PVH Corp.	77	11,528
Tapestry, Inc.	446	20,833
VF Corp.	388	31,630
		282,632

TOTAL CONSUMER DISCRETIONARY		5,488,578

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	334	73,103
Dr. Pepper Snapple Group, Inc.	182	22,204
Kweichow Moutai Co. Ltd. (A Shares)	200	22,095
Monster Beverage Corp. (a)	408	23,378
The Coca-Cola Co.	301	13,202
		153,982
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	823	171,991
Performance Food Group Co. (a)	478	17,543
Tesco PLC	1,914	6,476
		196,010
Food Products - 0.0%
The Simply Good Foods Co.	602	8,693
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	2,841	405,382
Kao Corp.	300	22,897
Shiseido Co. Ltd.	400	31,786
		460,065

TOTAL CONSUMER STAPLES		818,750

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Birchcliff Energy Ltd.	5,087	18,651
BP PLC	6,278	47,766
Canadian Natural Resources Ltd.	2,544	91,821
Centennial Resource Development, Inc. Class A (a)	5,923	106,969
Cheniere Energy, Inc. (a)	300	19,557
Chevron Corp.	289	36,538
Concho Resources, Inc. (a)	495	68,483
ConocoPhillips Co.	1,619	112,715
Continental Resources, Inc. (a)	1,302	84,318
Diamondback Energy, Inc.	639	84,073
Encana Corp.	2,155	28,145
EOG Resources, Inc.	1,440	179,179
Hess Corp.	1,417	94,783
Marathon Oil Corp.	100	2,086
Occidental Petroleum Corp.	281	23,514
Phillips 66 Co.	965	108,379
Pioneer Natural Resources Co.	146	27,629
PrairieSky Royalty Ltd.	543	10,718
Reliance Industries Ltd.	7,370	104,688
Suncor Energy, Inc.	900	36,626
Tamarack Valley Energy Ltd.(a)	5,755	20,181
Valero Energy Corp.	697	77,249
		1,384,068
FINANCIALS - 18.0%
Banks - 10.4%
Bank of America Corp.	40,822	1,150,772
Citigroup, Inc.	10,858	726,617
HDFC Bank Ltd. sponsored ADR	1,827	191,872
JPMorgan Chase & Co.	9,575	997,715
Kotak Mahindra Bank Ltd. (a)	3,685	72,287
M&T Bank Corp.	488	83,033
Metro Bank PLC (a)	2	85
PNC Financial Services Group, Inc.	699	94,435
Royal Bank of Canada	236	17,770
The Toronto-Dominion Bank	552	31,949
Wells Fargo & Co.	576	31,933
		3,398,468
Capital Markets - 3.4%
Bank of New York Mellon Corp.	2,681	144,586
BlackRock, Inc. Class A	258	128,752
Charles Schwab Corp.	3,918	200,210
CME Group, Inc.	24	3,934
IntercontinentalExchange, Inc.	504	37,069
Morgan Stanley	8,323	394,510
MSCI, Inc.	511	84,535
Oaktree Capital Group LLC Class A	840	34,146
S&P Global, Inc.	361	73,604
		1,101,346
Consumer Finance - 0.5%
American Express Co.	868	85,064
Synchrony Financial	2,658	88,724
		173,788
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class A (a)	4	1,128,160
Insurance - 0.3%
Admiral Group PLC	1,243	31,292
American International Group, Inc.	200	10,604
Fairfax Financial Holdings Ltd. (sub. vtg.)	57	31,940
The Travelers Companies, Inc.	201	24,590
		98,426

TOTAL FINANCIALS		5,900,188

HEALTH CARE - 8.5%
Biotechnology - 1.8%
Acceleron Pharma, Inc. (a)	100	4,852
Aduro Biotech, Inc. (a)	12	84
Agios Pharmaceuticals, Inc. (a)	394	33,187
Alnylam Pharmaceuticals, Inc. (a)	74	7,288
AnaptysBio, Inc. (a)	101	7,175
Arena Pharmaceuticals, Inc. (a)	300	13,080
Array BioPharma, Inc. (a)	400	6,712
CSL Ltd.	23	3,279
FibroGen, Inc. (a)	787	49,266
Genmab A/S (a)	84	12,966
Gilead Sciences, Inc.	746	52,847
Heron Therapeutics, Inc. (a)	200	7,770
Insmed, Inc. (a)	100	2,365
Intrexon Corp. (a)(c)	774	10,790
Neurocrine Biosciences, Inc. (a)	893	87,728
Regeneron Pharmaceuticals, Inc. (a)	132	45,539
Sage Therapeutics, Inc. (a)	91	14,244
Vertex Pharmaceuticals, Inc. (a)	1,331	226,217
Wuxi Biologics (Cayman), Inc.	500	5,567
		590,956
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	58	23,725
Align Technology, Inc. (a)	16	5,474
Baxter International, Inc.	2,195	162,079
Becton, Dickinson & Co.	176	42,163
Boston Scientific Corp. (a)	3,243	106,046
Danaher Corp.	1,023	100,950
DexCom, Inc. (a)	205	19,471
Edwards Lifesciences Corp. (a)	538	78,317
Intuitive Surgical, Inc. (a)	302	144,501
Penumbra, Inc. (a)	137	18,927
ResMed, Inc.	290	30,038
		731,691
Health Care Providers & Services - 3.2%
Anthem, Inc.	114	27,135
HealthEquity, Inc. (a)	531	39,878
Humana, Inc.	377	112,207
National Vision Holdings, Inc.	618	22,600
OptiNose, Inc.	300	8,394
UnitedHealth Group, Inc.	3,351	822,134
		1,032,348
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	289	22,213
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc. (a)	357	206,571
PRA Health Sciences, Inc. (a)	235	21,940
Thermo Fisher Scientific, Inc.	135	27,964
		256,475
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	300	10,533
Idorsia Ltd.	130	3,452
Ipsen SA	39	6,119
Jazz Pharmaceuticals PLC (a)	42	7,237
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	300	3,433
MyoKardia, Inc. (a)	100	4,965
Nektar Therapeutics (a)	808	39,455
Roche Holding AG (participation certificate)	16	3,550
Supernus Pharmaceuticals, Inc. (a)	100	5,985
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,692	41,149
Zoetis, Inc. Class A	121	10,308
		136,186

TOTAL HEALTH CARE		2,769,869

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.2%
Harris Corp.	135	19,513
Northrop Grumman Corp.	432	132,926
Raytheon Co.	429	82,874
The Boeing Co.	459	153,999
TransDigm Group, Inc.	51	17,602
		406,914
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	312	22,807
FedEx Corp.	530	120,342
XPO Logistics, Inc. (a)	661	66,219
		209,368
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	1,058	120,855
Wizz Air Holdings PLC (a)(b)	71	3,373
		124,228
Building Products - 0.4%
Jeld-Wen Holding, Inc. (a)	1,151	32,907
Masco Corp.	1,604	60,022
Toto Ltd.	1,003	46,565
		139,494
Commercial Services & Supplies - 0.2%
Cintas Corp.	350	64,775
Copart, Inc. (a)	300	16,968
		81,743
Electrical Equipment - 0.7%
AMETEK, Inc.	246	17,751
Fortive Corp.	2,443	188,380
Melrose Industries PLC	4,629	12,994
		219,125
Industrial Conglomerates - 0.4%
3M Co.	266	52,328
General Electric Co.	5,400	73,494
Roper Technologies, Inc.	36	9,933
		135,755
Machinery - 0.9%
Caterpillar, Inc.	224	30,390
Deere & Co.	949	132,670
Gardner Denver Holdings, Inc. (a)	703	20,661
Illinois Tool Works, Inc.	112	15,516
PACCAR, Inc.	530	32,839
Parker Hannifin Corp.	138	21,507
Rational AG	5	3,264
Rexnord Corp. (a)	700	20,342
Xylem, Inc.	114	7,681
		284,870
Professional Services - 0.6%
CoStar Group, Inc. (a)	30	12,379
FTI Consulting, Inc. (a)	330	19,958
IHS Markit Ltd. (a)	460	23,731
Recruit Holdings Co. Ltd.	772	21,379
Robert Half International, Inc.	108	7,031
SR Teleperformance SA	24	4,241
TransUnion Holding Co., Inc.	1,392	99,723
		188,442
Road & Rail - 0.3%
CSX Corp.	1,343	85,657
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	100	4,197
HD Supply Holdings, Inc. (a)	100	4,289
W.W. Grainger, Inc.	198	61,063
		69,549

TOTAL INDUSTRIALS		1,945,145

INFORMATION TECHNOLOGY - 40.7%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	517	133,122
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	6,602	575,364
CDW Corp.	223	18,016
Dolby Laboratories, Inc. Class A	311	19,186
FLIR Systems, Inc.	100	5,197
Keyence Corp.	100	56,505
Zebra Technologies Corp. Class A (a)	45	6,446
		680,714
Internet Software & Services - 14.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	210	38,961
Alphabet, Inc.:
Class A (a)	624	704,615
Class C (a)	650	725,173
CarGurus, Inc. Class A	400	13,896
Coupa Software, Inc. (a)	179	11,141
DocuSign, Inc.	100	5,295
Dropbox, Inc. Class A (a)(c)	400	12,968
eBay, Inc. (a)	2,282	82,745
Facebook, Inc. Class A (a)	14,346	2,787,710
GoDaddy, Inc. (a)	293	20,686
GrubHub, Inc. (a)	137	14,373
LogMeIn, Inc.	483	49,870
Mercari, Inc. (a)	200	8,192
MongoDB, Inc. Class A	222	11,018
New Relic, Inc. (a)	347	34,905
Nutanix, Inc. Class A (a)	100	5,157
Okta, Inc. (a)	550	27,704
Shopify, Inc. Class A (a)	208	30,332
Spotify Technology SA (a)	22	3,701
Tencent Holdings Ltd.	1,793	90,036
Wix.com Ltd. (a)	55	5,517
		4,683,995
IT Services - 6.9%
Accenture PLC Class A	323	52,840
Adyen BV (b)	33	18,180
EPAM Systems, Inc. (a)	203	25,239
Fiserv, Inc. (a)	242	17,930
FleetCor Technologies, Inc. (a)	130	27,385
Global Payments, Inc.	740	82,503
MasterCard, Inc. Class A	3,961	778,416
Netcompany Group A/S	100	3,663
PayPal Holdings, Inc. (a)	7,331	610,452
Square, Inc. (a)	231	14,239
Visa, Inc. Class A	4,655	616,555
Worldpay, Inc. (a)	151	12,349
		2,259,751
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	1,900	28,481
Analog Devices, Inc.	429	41,150
Intel Corp.	1,746	86,794
NVIDIA Corp.	1,300	307,970
Texas Instruments, Inc.	1,122	123,701
		588,096
Software - 14.7%
Activision Blizzard, Inc.	4,786	365,268
Adobe Systems, Inc. (a)	3,951	963,293
Atlassian Corp. PLC (a)	1,041	65,083
Black Knight, Inc. (a)	100	5,355
CDK Global, Inc.	407	26,475
Ceridian HCM Holding, Inc.	100	3,319
Constellation Software, Inc.	36	27,919
Electronic Arts, Inc. (a)	1,532	216,043
Intuit, Inc.	698	142,605
Microsoft Corp.	8,293	817,773
Parametric Technology Corp. (a)	216	20,263
Paycom Software, Inc. (a)	484	47,834
RealPage, Inc. (a)	300	16,530
Red Hat, Inc. (a)	648	87,072
RingCentral, Inc. (a)	698	49,104
Salesforce.com, Inc. (a)	10,076	1,374,366
Splunk, Inc. (a)	62	6,145
SS&C Technologies Holdings, Inc.	1,239	64,304
Tableau Software, Inc. (a)	200	19,550
Tanium, Inc. Class B (a)(d)(e)	100	679
Ultimate Software Group, Inc. (a)	654	168,281
Workday, Inc. Class A (a)	2,437	295,169
Zendesk, Inc. (a)	400	21,796
Zscaler, Inc. (a)	100	3,575
		4,807,801
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	694	128,466
HP, Inc.	1,169	26,525
Logitech International SA	81	3,556
Pure Storage, Inc. Class A (a)	500	11,940
Xaar PLC	368	1,163
		171,650

TOTAL INFORMATION TECHNOLOGY		13,325,129

MATERIALS - 2.4%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	358	55,751
DowDuPont, Inc.	3,032	199,869
LyondellBasell Industries NV Class A	399	43,830
Sherwin-Williams Co.	361	147,133
Westlake Chemical Corp.	537	57,797
		504,380
Containers & Packaging - 0.2%
WestRock Co.	987	56,279
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit	508	14,620
B2Gold Corp. (a)	5,502	14,271
BHP Billiton Ltd.	390	9,759
Franco-Nevada Corp.	1,029	75,102
Ivanhoe Mines Ltd. (a)	13,229	27,169
Kirkland Lake Gold Ltd.	1,278	27,064
Novagold Resources, Inc. (a)	1,936	8,674
Nucor Corp.	246	15,375
Steel Dynamics, Inc.	395	18,150
		210,184

TOTAL MATERIALS		770,843

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	91	13,119
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	645	7,256

TOTAL REAL ESTATE		20,375

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	599	35,790
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	100	2,366
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	100	3,070

TOTAL UTILITIES		5,436

TOTAL COMMON STOCKS
(Cost $29,031,827)		32,464,171

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	8	3,124
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (d)(e)	144	2,308
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Lyft, Inc.:
Series H (d)(e)	126	5,967
Series I (d)(e)	359	17,000
		22,967
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,836)		28,399
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (b)	18,000	16,583
9% 12/15/25 (b)	14,000	14,525
(Cost $30,422)		31,108
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.93% (f)	387,157	387,234
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	19,892	19,896
TOTAL MONEY MARKET FUNDS
(Cost $407,129)		407,130
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $29,496,214)		32,930,808
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(211,632)
NET ASSETS - 100%		$32,719,176

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,095 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,078 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$1,999
Lyft, Inc. Series H	11/22/17	$5,008
Lyft, Inc. Series I	6/27/18	$17,000
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,642
Fidelity Securities Lending Cash Central Fund	80
Total	$6,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,488,578	$5,441,793	$46,785	$--
Consumer Staples	821,874	812,274	6,476	3,124
Energy	1,384,068	1,336,302	47,766	--
Financials	5,900,188	5,900,188	--	--
Health Care	2,772,177	2,766,319	3,550	2,308
Industrials	1,945,145	1,945,145	--	--
Information Technology	13,348,096	13,234,414	90,036	23,646
Materials	770,843	761,084	9,759	--
Real Estate	20,375	20,375	--	--
Telecommunication Services	35,790	35,790	--	--
Utilities	5,436	5,436	--	--
Corporate Bonds	31,108	--	31,108	--
Money Market Funds	407,130	407,130	--	--
Total Investments in Securities:	$32,930,808	$32,666,250	$235,480	$29,078

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,484) — See accompanying schedule: Unaffiliated issuers (cost $29,089,085)	$32,523,678
Fidelity Central Funds (cost $407,129)	407,130
Total Investment in Securities (cost $29,496,214)		$32,930,808
Foreign currency held at value (cost $62)		59
Receivable for investments sold		3,852
Receivable for fund shares sold		15,528
Dividends receivable		8,137
Interest receivable		287
Distributions receivable from Fidelity Central Funds		1,384
Other receivables		316
Total assets		32,960,371
Liabilities
Payable for investments purchased	$39,958
Payable for fund shares redeemed	176,733
Other payables and accrued expenses	4,604
Collateral on securities loaned	19,900
Total liabilities		241,195
Net Assets		$32,719,176
Net Assets consist of:
Paid in capital		$29,296,940
Undistributed net investment income		109,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(117,030)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,429,987
Net Assets, for 2,436,889 shares outstanding		$32,719,176
Net Asset Value, offering price and redemption price per share ($32,719,176 ÷ 2,436,889 shares)		$13.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$100,951
Interest		1,240
Income from Fidelity Central Funds		6,722
Total income		108,913
Expenses
Independent trustees' fees and expenses	$51
Miscellaneous	20
Total expenses before reductions	71
Expense reductions	(747)
Total expenses after reductions		(676)
Net investment income (loss)		109,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,992)
Fidelity Central Funds	(5)
Foreign currency transactions	(475)
Total net realized gain (loss)		(100,472)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,204)	2,138,455
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		2,138,450
Net gain (loss)		2,037,978
Net increase (decrease) in net assets resulting from operations		$2,147,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,589	$44,780
Net realized gain (loss)	(100,472)	(8,572)
Change in net unrealized appreciation (depreciation)	2,138,450	1,291,537
Net increase (decrease) in net assets resulting from operations	2,147,567	1,327,745
Distributions to shareholders from net investment income	–	(45,175)
Distributions to shareholders from net realized gain	–	(9,267)
Total distributions	–	(54,442)
Share transactions
Proceeds from sales of shares	22,115,941	13,802,111
Reinvestment of distributions	–	54,442
Cost of shares redeemed	(6,045,410)	(628,778)
Net increase (decrease) in net assets resulting from share transactions	16,070,531	13,227,775
Total increase (decrease) in net assets	18,218,098	14,501,078
Net Assets
Beginning of period	14,501,078	–
End of period	$32,719,176	$14,501,078
Other Information
Undistributed net investment income end of period	$109,279	$–
Distributions in excess of net investment income end of period	$–	$(310)
Shares
Sold	1,701,520	1,237,605
Issued in reinvestment of distributions	–	4,451
Redeemed	(454,482)	(52,205)
Net increase (decrease)	1,247,038	1,189,851

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.07
Net realized and unrealized gain (loss)	1.19	2.17
Total from investment operations	1.24	2.24
Distributions from net investment income	–	(.04)
Distributions from net realized gain	–	(.01)
Total distributions	–	(.05)
Net asset value, end of period	$13.43	$12.19
Total ReturnC,D	10.17%	22.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	(.01)%G	- %G,H
Net investment income (loss)	.83%G	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,719	$14,501
Portfolio turnover rateI	42%G	28%G

 A For the period March 8, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,009,352
Gross unrealized depreciation	(640,493)
Net unrealized appreciation (depreciation)	$3,368,859
Tax cost	$29,561,949

The Fund elected to defer to its next fiscal year $320 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

The Fund elected to defer to its next fiscal year $3,075 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,503,670 and $5,238,156, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $227 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $716 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $31.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	- %-C	$1,000.00	$1,101.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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www.fidelity.com

ZPI-SANN-0818
1.9881594.101

Fidelity® Contrafund® K6 Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Facebook, Inc. Class A	7.4
Amazon.com, Inc.	6.7
Berkshire Hathaway, Inc. Class A	4.7
Microsoft Corp.	3.6
Alphabet, Inc. Class A	3.2
UnitedHealth Group, Inc.	3.0
Salesforce.com, Inc.	3.0
Netflix, Inc.	2.9
Alphabet, Inc. Class C	2.9
Visa, Inc. Class A	2.8
40.2

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	42.1
Consumer Discretionary	16.2
Financials	16.0
Health Care	9.2
Industrials	5.5

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	97.4%
Bonds	0.1%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 6.1%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.7%
Mahindra & Mahindra Ltd.	264,608	$3,469,743
Maruti Suzuki India Ltd.	46,872	6,042,558
Tesla, Inc. (a)	51,319	17,599,851
Toyota Motor Corp.	40,200	2,599,693
		29,711,845
Diversified Consumer Services - 0.3%
Chegg, Inc. (a)	93,168	2,589,139
Weight Watchers International, Inc. (a)	85,534	8,647,487
		11,236,626
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	8,694	3,750,331
Domino's Pizza, Inc.	12,198	3,441,910
Eldorado Resorts, Inc. (a)	13,029	509,434
Hilton Worldwide Holdings, Inc.	188,396	14,913,427
Las Vegas Sands Corp.	33,265	2,540,115
Marriott International, Inc. Class A	161,994	20,508,440
McDonald's Corp.	156,840	24,575,260
Shake Shack, Inc. Class A (a)	6,565	434,472
U.S. Foods Holding Corp. (a)	35,091	1,327,142
Vail Resorts, Inc.	3,882	1,064,406
		73,064,937
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	3,865	828,154
Internet & Direct Marketing Retail - 10.3%
Amazon.com, Inc. (a)	162,537	276,280,393
Netflix, Inc. (a)	309,408	121,111,573
Ocado Group PLC (a)	15,282	207,231
Start Today Co. Ltd.	60,300	2,186,736
The Booking Holdings, Inc. (a)	12,332	24,998,074
		424,784,007
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	6,385	283,103
Media - 0.7%
Discovery Communications, Inc. Class A (a)	20,826	572,715
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	248,981	9,244,665
Liberty SiriusXM Series C (a)	157,048	7,123,697
Live Nation Entertainment, Inc. (a)	19,690	956,343
Sirius XM Holdings, Inc. (c)	839,547	5,683,733
The Walt Disney Co.	38,217	4,005,524
		27,586,677
Multiline Retail - 0.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	24,417	1,770,233
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	16,955	2,552,236
Home Depot, Inc.	161,621	31,532,257
TJX Companies, Inc.	190,764	18,156,918
Urban Outfitters, Inc. (a)	44,716	1,992,098
		54,233,509
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	57,630	12,581,794
Canada Goose Holdings, Inc. (a)	20,268	1,192,045
Kering SA	8,086	4,566,553
lululemon athletica, Inc. (a)	12,806	1,598,829
LVMH Moet Hennessy - Louis Vuitton SA	7,003	2,325,129
NIKE, Inc. Class B	111,887	8,915,156
PVH Corp.	8,867	1,327,567
Ralph Lauren Corp.	3,135	394,132
Tapestry, Inc.	50,005	2,335,734
VF Corp.	44,036	3,589,815
		38,826,754

TOTAL CONSUMER DISCRETIONARY		662,325,845

CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	36,959	8,089,216
Dr. Pepper Snapple Group, Inc.	24,178	2,949,716
Kweichow Moutai Co. Ltd. (A Shares)	16,600	1,833,898
Monster Beverage Corp. (a)	48,128	2,757,734
The Coca-Cola Co.	132,573	5,814,652
		21,445,216
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	68,494	14,313,876
Performance Food Group Co. (a)	41,821	1,534,831
Tesco PLC	194,820	659,192
		16,507,899
Food Products - 0.1%
Post Holdings, Inc. (a)	4,853	417,455
The Simply Good Foods Co.	59,182	854,588
		1,272,043
Household Products - 0.1%
Colgate-Palmolive Co.	79,636	5,161,209
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	273,578	39,036,845
Kao Corp.	31,700	2,419,410
L'Oreal SA (a)	5,905	1,458,474
Shiseido Co. Ltd.	36,700	2,916,376
		45,831,105

TOTAL CONSUMER STAPLES		90,217,472

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Birchcliff Energy Ltd.	697,630	2,557,773
BP PLC	767,495	5,839,498
Canadian Natural Resources Ltd.	269,828	9,738,971
Centennial Resource Development, Inc. Class A (a)	555,757	10,036,971
Cheniere Energy, Inc. (a)	31,000	2,020,890
Chevron Corp.	29,908	3,781,268
Concho Resources, Inc. (a)	55,760	7,714,396
ConocoPhillips Co.	192,878	13,428,166
Continental Resources, Inc. (a)	158,350	10,254,746
Delek U.S. Holdings, Inc.	439	22,025
Diamondback Energy, Inc.	90,065	11,849,852
Encana Corp.	233,112	3,044,562
EOG Resources, Inc.	234,789	29,214,795
Hess Corp.	160,521	10,737,250
Marathon Oil Corp.	12,843	267,905
Occidental Petroleum Corp.	31,656	2,648,974
Phillips 66 Co.	106,834	11,998,527
Pioneer Natural Resources Co.	18,550	3,510,402
PrairieSky Royalty Ltd.	56,418	1,113,640
Reliance Industries Ltd.	775,925	11,021,739
Suncor Energy, Inc.	85,392	3,475,048
Valero Energy Corp.	85,225	9,445,487
Whiting Petroleum Corp. (a)	7,358	387,914
		164,110,799
FINANCIALS - 16.0%
Banks - 7.9%
Bank Ireland Group PLC	102,436	799,692
Bank of America Corp.	2,557,242	72,088,652
Citigroup, Inc.	1,163,727	77,876,611
HDFC Bank Ltd. sponsored ADR	181,134	19,022,693
JPMorgan Chase & Co.	744,948	77,623,582
Kotak Mahindra Bank Ltd. (a)	340,461	6,678,675
M&T Bank Corp.	48,676	8,282,221
Metro Bank PLC (a)	167,440	7,150,878
PNC Financial Services Group, Inc.	72,860	9,843,386
Royal Bank of Canada	19,725	1,485,245
The Toronto-Dominion Bank	66,405	3,843,423
U.S. Bancorp	74,892	3,746,098
Wells Fargo & Co.	622,352	34,503,195
		322,944,351
Capital Markets - 2.4%
Bank of New York Mellon Corp.	313,379	16,900,529
BlackRock, Inc. Class A	15,098	7,534,506
Charles Schwab Corp.	453,964	23,197,560
IntercontinentalExchange, Inc.	41,208	3,030,848
Morgan Stanley	508,350	24,095,790
MSCI, Inc.	56,567	9,357,879
Oaktree Capital Group LLC Class A	62,636	2,546,153
S&P Global, Inc.	56,587	11,537,523
		98,200,788
Consumer Finance - 0.5%
American Express Co.	121,788	11,935,224
Synchrony Financial	288,299	9,623,421
		21,558,645
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class A (a)	683	192,633,327
Insurance - 0.5%
Admiral Group PLC	148,881	3,747,965
AIA Group Ltd.	207,600	1,815,203
American International Group, Inc.	14,317	759,087
Chubb Ltd.	74,162	9,420,057
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,421	3,037,640
The Travelers Companies, Inc.	13,366	1,635,196
		20,415,148

TOTAL FINANCIALS		655,752,259

HEALTH CARE - 9.1%
Biotechnology - 1.9%
Acceleron Pharma, Inc. (a)	6,800	329,936
Agios Pharmaceuticals, Inc. (a)	37,846	3,187,769
Alnylam Pharmaceuticals, Inc. (a)	6,678	657,716
Amgen, Inc.	21,046	3,884,881
AnaptysBio, Inc. (a)	8,860	629,414
Arena Pharmaceuticals, Inc. (a)	36,775	1,603,390
Array BioPharma, Inc. (a)	54,285	910,902
bluebird bio, Inc. (a)	4,752	745,826
Celgene Corp. (a)	10,516	835,181
CSL Ltd.	2,208	314,747
FibroGen, Inc. (a)	73,092	4,575,559
Genmab A/S (a)	10,340	1,596,068
Gilead Sciences, Inc.	158,480	11,226,723
Heron Therapeutics, Inc. (a)	20,020	777,777
Insmed, Inc. (a)	26,385	624,005
Intrexon Corp. (a)(c)	89,926	1,253,568
Neurocrine Biosciences, Inc. (a)	96,017	9,432,710
Regeneron Pharmaceuticals, Inc. (a)	14,174	4,889,888
Sage Therapeutics, Inc. (a)	12,945	2,026,281
Sarepta Therapeutics, Inc. (a)	4,987	659,182
Vertex Pharmaceuticals, Inc. (a)	157,233	26,723,321
Wuxi Biologics (Cayman), Inc.	28,000	311,742
		77,196,586
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	6,290	2,572,925
Align Technology, Inc. (a)	1,951	667,515
Baxter International, Inc.	249,744	18,441,097
Becton, Dickinson & Co.	21,252	5,091,129
Boston Scientific Corp. (a)	554,099	18,119,037
Danaher Corp.	100,384	9,905,893
DexCom, Inc. (a)	22,646	2,150,917
Edwards Lifesciences Corp. (a)	63,313	9,216,473
Intuitive Surgical, Inc. (a)	34,982	16,738,187
Penumbra, Inc. (a)	12,322	1,702,284
ResMed, Inc.	30,853	3,195,754
Sonova Holding AG Class B	1,783	320,213
Stryker Corp.	12,732	2,149,926
		90,271,350
Health Care Providers & Services - 3.6%
Anthem, Inc.	13,757	3,274,579
Centene Corp. (a)	3,236	398,708
HealthEquity, Inc. (a)	61,530	4,620,903
Humana, Inc.	45,085	13,418,649
National Vision Holdings, Inc.	67,316	2,461,746
OptiNose, Inc.	4,707	131,702
UnitedHealth Group, Inc.	505,518	124,023,786
		148,330,073
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	37,548	2,885,939
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	49,736	28,778,742
Morphosys AG (a)	3,741	458,718
PRA Health Sciences, Inc. (a)	29,809	2,782,968
Thermo Fisher Scientific, Inc.	21,382	4,429,067
		36,449,495
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	35,840	1,258,342
Idorsia Ltd.	1,020	27,089
Ipsen SA	4,579	718,417
Jazz Pharmaceuticals PLC (a)	10,897	1,877,553
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	27,300	312,377
MyoKardia, Inc. (a)	6,093	302,517
Nektar Therapeutics (a)	119,229	5,821,952
Roche Holding AG (participation certificate)	10,369	2,300,447
Supernus Pharmaceuticals, Inc. (a)	6,977	417,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	207,032	5,035,018
Zoetis, Inc. Class A	13,288	1,132,005
		19,203,290

TOTAL HEALTH CARE		374,336,733

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.1%
Harris Corp.	6,446	931,705
Northrop Grumman Corp.	39,083	12,025,839
Raytheon Co.	56,569	10,927,999
The Boeing Co.	54,391	18,248,724
TransDigm Group, Inc.	6,007	2,073,256
		44,207,523
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	33,191	2,426,262
FedEx Corp.	51,322	11,653,173
XPO Logistics, Inc. (a)	69,541	6,966,617
		21,046,052
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	131,641	15,037,351
Southwest Airlines Co.	87,466	4,450,270
Wizz Air Holdings PLC (a)(b)	8,512	404,414
		19,892,035
Building Products - 0.4%
A.O. Smith Corp.	10,722	634,206
Jeld-Wen Holding, Inc. (a)	134,635	3,849,215
Masco Corp.	175,281	6,559,015
Toto Ltd.	95,600	4,438,278
		15,480,714
Commercial Services & Supplies - 0.2%
Cintas Corp.	39,229	7,260,111
Clean TeQ Holdings Ltd. (a)(c)	1,244,679	741,505
Copart, Inc. (a)	19,764	1,117,852
TulCo LLC (d)(e)(f)	996	348,600
		9,468,068
Electrical Equipment - 0.6%
AMETEK, Inc.	29,553	2,132,544
Fortive Corp.	256,369	19,768,614
Melrose Industries PLC	335,865	942,809
		22,843,967
Industrial Conglomerates - 0.6%
3M Co.	71,664	14,097,742
General Electric Co.	649,657	8,841,832
Roper Technologies, Inc.	2,951	814,210
		23,753,784
Machinery - 0.6%
Caterpillar, Inc.	15,377	2,086,198
Deere & Co.	92,663	12,954,287
Gardner Denver Holdings, Inc. (a)	84,049	2,470,200
IDEX Corp.	2,321	316,770
Illinois Tool Works, Inc.	1,562	216,399
PACCAR, Inc.	49,818	3,086,723
Parker Hannifin Corp.	6,637	1,034,376
Rexnord Corp. (a)	65,304	1,897,734
Xylem, Inc.	13,888	935,773
		24,998,460
Professional Services - 0.5%
CoStar Group, Inc. (a)	3,823	1,577,484
FTI Consulting, Inc. (a)	37,937	2,294,430
IHS Markit Ltd. (a)	61,129	3,153,645
Recruit Holdings Co. Ltd.	70,500	1,952,337
Robert Half International, Inc.	17,474	1,137,557
SR Teleperformance SA	2,529	446,844
TransUnion Holding Co., Inc.	152,524	10,926,819
		21,489,116
Road & Rail - 0.3%
CSX Corp.	201,904	12,877,437
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	47,784	2,005,494
HD Supply Holdings, Inc. (a)	9,606	412,001
W.W. Grainger, Inc.	24,150	7,447,860
		9,865,355

TOTAL INDUSTRIALS		225,922,511

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	48,351	12,449,899
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	721,390	62,869,139
CDW Corp.	7,674	619,982
Dolby Laboratories, Inc. Class A	38,071	2,348,600
FLIR Systems, Inc.	7,091	368,519
Keyence Corp.	1,100	621,560
Zebra Technologies Corp. Class A (a)	4,629	663,104
		67,490,904
Internet Software & Services - 14.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,801	3,859,210
Alphabet, Inc.:
Class A (a)	116,501	131,551,764
Class C (a)	106,408	118,714,085
CarGurus, Inc. Class A	52,048	1,808,148
Coupa Software, Inc. (a)	16,948	1,054,844
DocuSign, Inc. (c)	5,157	273,063
Dropbox, Inc. Class A (a)(c)	178,986	5,802,726
eBay, Inc. (a)	226,683	8,219,526
Facebook, Inc. Class A (a)	1,572,215	305,512,828
GoDaddy, Inc. (a)	40,657	2,870,384
GrubHub, Inc. (a)	19,484	2,044,066
LogMeIn, Inc.	37,599	3,882,097
Mercari, Inc. (a)	8,800	360,457
MongoDB, Inc. Class A (c)	25,751	1,278,022
New Relic, Inc. (a)	52,705	5,301,596
Nutanix, Inc. Class A (a)	6,574	339,021
Okta, Inc. (a)	75,296	3,792,660
Shopify, Inc. Class A (a)	32,334	4,715,134
Spotify Technology SA (a)	6,733	1,132,760
Tencent Holdings Ltd.	156,000	7,833,603
Wix.com Ltd. (a)	9,695	972,409
		611,318,403
IT Services - 7.1%
Accenture PLC Class A	34,792	5,691,623
Adyen BV (b)	4,141	2,281,317
EPAM Systems, Inc. (a)	22,478	2,794,690
Fiserv, Inc. (a)	111,466	8,258,516
FleetCor Technologies, Inc. (a)	13,667	2,878,954
Global Payments, Inc.	82,575	9,206,287
MasterCard, Inc. Class A	385,343	75,727,606
Netcompany Group A/S	14,919	546,489
PayPal Holdings, Inc. (a)	800,199	66,632,571
Square, Inc. (a)	25,577	1,576,566
Visa, Inc. Class A	864,631	114,520,376
Worldpay, Inc. (a)	16,628	1,359,838
		291,474,833
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	202,010	3,028,130
Analog Devices, Inc.	29,769	2,855,442
Intel Corp.	207,030	10,291,461
NVIDIA Corp.	135,473	32,093,554
Qorvo, Inc. (a)	3,642	291,979
Texas Instruments, Inc.	161,697	17,827,094
		66,387,660
Software - 14.1%
Activision Blizzard, Inc.	983,498	75,060,567
Adobe Systems, Inc. (a)	408,977	99,712,682
Atlassian Corp. PLC (a)	109,466	6,843,814
Black Knight, Inc. (a)	18,439	987,408
CDK Global, Inc.	46,869	3,048,828
Ceridian HCM Holding, Inc. (c)	12,763	423,604
Constellation Software, Inc.	2,010	1,558,815
Electronic Arts, Inc. (a)	222,258	31,342,823
Intuit, Inc.	47,147	9,632,368
Microsoft Corp.	1,498,676	147,784,440
Parametric Technology Corp. (a)	23,428	2,197,781
Paycom Software, Inc. (a)(c)	53,088	5,246,687
RealPage, Inc. (a)	34,073	1,877,422
Red Hat, Inc. (a)	69,882	9,390,044
RingCentral, Inc. (a)	72,200	5,079,270
Salesforce.com, Inc. (a)	888,992	121,258,509
Splunk, Inc. (a)	9,541	945,609
SS&C Technologies Holdings, Inc.	141,395	7,338,401
Tableau Software, Inc. (a)	28,331	2,769,355
Ultimate Software Group, Inc. (a)	45,985	11,832,400
Workday, Inc. Class A (a)	275,906	33,417,735
Zendesk, Inc. (a)	35,336	1,925,459
Zscaler, Inc. (a)	13,432	480,194
		580,154,215
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	520,178	96,290,150
HP, Inc.	146,800	3,330,892
Logitech International SA (c)	15,086	662,275
Pure Storage, Inc. Class A (a)	53,130	1,268,744
		101,552,061

TOTAL INFORMATION TECHNOLOGY		1,730,827,975

MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	58,511	9,111,918
DowDuPont, Inc.	309,851	20,425,378
Ecolab, Inc.	4,761	668,111
Growmax Resources Corp. (a)(b)	88,000	7,363
LyondellBasell Industries NV Class A	49,783	5,468,663
Sherwin-Williams Co.	33,021	13,458,369
Westlake Chemical Corp.	64,339	6,924,807
		56,064,609
Containers & Packaging - 0.1%
WestRock Co.	114,998	6,557,186
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit	45,882	1,320,484
B2Gold Corp. (a)	1,612,534	4,182,665
BHP Billiton Ltd.	47,589	1,190,773
Franco-Nevada Corp.	127,036	9,271,749
Ivanhoe Mines Ltd. (a)	1,577,169	3,239,156
Ivanhoe Mines Ltd. (a)(b)	373,768	767,637
Kirkland Lake Gold Ltd.	133,533	2,827,794
Newcrest Mining Ltd.	58,166	938,397
Novagold Resources, Inc. (a)	228,136	1,022,113
Nucor Corp.	21,758	1,359,875
Steel Dynamics, Inc.	44,568	2,047,900
		28,168,543

TOTAL MATERIALS		90,790,338

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	5,967	860,262
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)(c)	58,995	663,694

TOTAL REAL ESTATE		1,523,956

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	57,875	3,458,031
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. (a)	15,103	357,337
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	9,207	282,655

TOTAL UTILITIES		639,992

TOTAL COMMON STOCKS
(Cost $3,612,562,527)		3,999,905,911

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Generation Bio Series B (e)(f)	48,000	438,994
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	1,222	477,228
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (e)(f)	26,649	427,183
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Lyft, Inc.:
Series H (e)(f)	16,404	776,793
Series I (e)(f)	41,454	1,963,009
		2,739,802
Software - 0.0%
Carbon, Inc. Series D (f)	9,678	225,990

TOTAL INFORMATION TECHNOLOGY		2,965,792

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,082,051)		4,309,197
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (b)	2,760,000	2,542,650
9% 12/15/25 (b)	2,840,000	2,946,500
(Cost $5,384,959)		5,489,150
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.93% (g)	182,460,532	182,497,025
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	9,404,285	9,406,165
TOTAL MONEY MARKET FUNDS
(Cost $191,902,249)		191,903,190
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,813,931,786)		4,201,607,448
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(93,100,290)
NET ASSETS - 100%		$4,108,507,158

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,232,984 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,431,807 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$370,000
Generation Bio Series B	2/21/18	$438,994
Lyft, Inc. Series H	11/22/17	$651,995
Lyft, Inc. Series I	6/27/18	$1,963,009
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17	$348,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$777,460
Fidelity Securities Lending Cash Central Fund	46,538
Total	$823,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$662,764,839	$657,401,023	$4,924,822	$438,994
Consumer Staples	90,694,700	89,558,280	659,192	477,228
Energy	164,110,799	158,271,301	5,839,498	--
Financials	655,752,259	655,752,259	--	--
Health Care	374,763,916	372,036,286	2,300,447	427,183
Industrials	225,922,511	225,573,911	--	348,600
Information Technology	1,733,793,767	1,722,994,372	7,833,603	2,965,792
Materials	90,790,338	89,599,565	1,190,773	--
Real Estate	1,523,956	1,523,956	--	--
Telecommunication Services	3,458,031	3,458,031	--	--
Utilities	639,992	639,992	--	--
Corporate Bonds	5,489,150	--	5,489,150	--
Money Market Funds	191,903,190	191,903,190	--	--
Total Investments in Securities:	$4,201,607,448	$4,168,712,166	$28,237,485	$4,657,797

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,086,881) — See accompanying schedule: Unaffiliated issuers (cost $3,622,029,537)	$4,009,704,258
Fidelity Central Funds (cost $191,902,249)	191,903,190
Total Investment in Securities (cost $3,813,931,786)		$4,201,607,448
Foreign currency held at value (cost $2,888)		2,892
Receivable for investments sold		1,726,442
Receivable for fund shares sold		81,518,499
Dividends receivable		977,444
Interest receivable		46,076
Distributions receivable from Fidelity Central Funds		252,246
Other receivables		30,341
Total assets		4,286,161,388
Liabilities
Payable for investments purchased	$163,767,311
Payable for fund shares redeemed	2,540,180
Accrued management fee	1,513,680
Other payables and accrued expenses	429,193
Collateral on securities loaned	9,403,866
Total liabilities		177,654,230
Net Assets		$4,108,507,158
Net Assets consist of:
Paid in capital		$3,765,861,585
Undistributed net investment income		6,163,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,765,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		387,247,063
Net Assets, for 330,089,432 shares outstanding		$4,108,507,158
Net Asset Value, offering price and redemption price per share ($4,108,507,158 ÷ 330,089,432 shares)		$12.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$12,117,043
Interest		168,557
Income from Fidelity Central Funds		823,998
Total income		13,109,598
Expenses
Management fee	$7,010,396
Independent trustees' fees and expenses	5,901
Miscellaneous	523
Total expenses before reductions	7,016,820
Expense reductions	(72,115)
Total expenses after reductions		6,944,705
Net investment income (loss)		6,164,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,997,952)
Fidelity Central Funds	1,378
Foreign currency transactions	(32,914)
Total net realized gain (loss)		(41,029,488)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $350,920)	280,671,484
Fidelity Central Funds	869
Assets and liabilities in foreign currencies	(955)
Total change in net unrealized appreciation (depreciation)		280,671,398
Net gain (loss)		239,641,910
Net increase (decrease) in net assets resulting from operations		$245,806,803

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,164,893	$1,817,256
Net realized gain (loss)	(41,029,488)	(9,717,547)
Change in net unrealized appreciation (depreciation)	280,671,398	106,575,665
Net increase (decrease) in net assets resulting from operations	245,806,803	98,675,374
Distributions to shareholders from net investment income	–	(2,026,235)
Share transactions
Proceeds from sales of shares	2,451,888,808	1,746,357,993
Reinvestment of distributions	–	2,026,235
Cost of shares redeemed	(324,942,683)	(109,279,137)
Net increase (decrease) in net assets resulting from share transactions	2,126,946,125	1,639,105,091
Total increase (decrease) in net assets	2,372,752,928	1,735,754,230
Net Assets
Beginning of period	1,735,754,230	–
End of period	$4,108,507,158	$1,735,754,230
Other Information
Undistributed net investment income end of period	$6,163,916	$–
Distributions in excess of net investment income end of period	$–	$(977)
Shares
Sold	204,109,514	162,722,156
Issued in reinvestment of distributions	–	179,313
Redeemed	(26,845,889)	(10,075,662)
Net increase (decrease)	177,263,625	152,825,807

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	1.07	1.36
Total from investment operations	1.09	1.38
Distributions from net investment income	–	(.02)
Total distributions	–	(.02)
Net asset value, end of period	$12.45	$11.36
Total ReturnC,D	9.60%	13.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.44%G	.45%G
Net investment income (loss)	.39%G	.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,108,507	$1,735,754
Portfolio turnover rateH	54%G,I	48%G,I

 A For the period May 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulation.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$443,972,711
Gross unrealized depreciation	(65,166,012)
Net unrealized appreciation (depreciation)	$378,806,699
Tax cost	$3,822,800,749

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,573,626)
Total capital loss carryforward	$(7,573,626)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $348,600 in this Subsidiary, representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,259,826,937 and $728,635,332, respectively.

Exchanges In-Kind. Investments and cash, including accrued interest, received in-kind through subscriptions totaled $1,590,218,551 in exchange for 132,460,935 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,752 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $1,457,573,987 in exchange for 136,093,357 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $523 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $886,584. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46,538, including $12,330 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $71,774 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $341.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.45%	$1,000.00	$1,096.00	$2.34
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CONK6-SANN-0818
1.9883978.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018